[GRAPHIC OMITTED]


                                                 Semiannual Report June 30, 2002


ROCHESTER FUND MUNICIPALS



                                                                  [LOGO OMITTED]
                                             OPPENHEIMERFUNDS[REGISTRATION MARK]
                                                         The Right Way to Invest

REPORT HIGHLIGHTS

        CONTENTS

4       LETTER TO SHAREHOLDERS

6       AN INTERVIEW WITH YOUR FUND'S MANAGERS

16      FINANCIAL STATEMENTS

62      TRUSTEES AND OFFICERS

66      PRIVACY POLICY NOTICE



As of June 30, 2002, Rochester Fund Municipals' Class A shares provided a distribution yield of 5.94% (without sales charges) and a 30-day SEC yield of 5.68%.(1) This exceeded the average SEC yield in Lipper's New York State Municipal Funds category by 194 basis points.(2)

The Fund's 5.68% SEC yield, as of June 30, 2002, (Class A) is the equivalent of 9.07% in taxable yield for a New York City taxpayer at the 37.4% combined New York State, New York City and federal tax rate.(3)

Despite lower short-term interest rates during the period of this report, Rochester Fund Municipals paid shareholders a special, one-time monthly distribution of 10 cents per share (Class A) in February 2002. For all other months during the period of this report the Fund maintained a monthly distribution of 8.7 cents per share (Class A). Except for the special February 2002 distribution, the Fund has maintained a constant distribution level over the 37 months since it was last increased in May 1999.(4)



1. As of 6/30/02, the Fund's Class A distribution yield at Maximum Offering Price was 5.66%. Distribution yield at Net Asset Value (NAV) is annualized (based on last distribution) and divided by the NAV on the Fund's 6/25/02 distribution date. Standardized yield (based on net investment income for the 30-day period ended 6/30/02) is annualized and divided by the period-end offering price. Distribution yield at NAV does not include sales charges, which would reduce results. Falling share prices may artificially increase yields.
2. Lipper Analytical Services, Inc. Lipper calculations do not include sales charges which, if included, would reduce results.
3. A portion of the Fund's income may be subject to income taxes. Capital gains distributions, if any, are taxable as capital gains. For investors subject to the Alternative Minimum Tax, a portion of the Fund's distributions may increase that tax.
4. There can be no guarantee that the Fund will be able to pay any stated dividend rate. The Fund's Board of Trustees may change the targeted dividend rate at any time, without notice to shareholders.


2       ROCHESTER FUND MUNICIPALS

DIVIDEND DISTRIBUTIONS 7/1/01-6/30/02(5)
Distribution per Share (in cents)

MONTH            CLASS A    CLASS B     CLASS C     CLASS Y
-----------------------------------------------------------
July               8.7        7.5         7.5         8.9
-----------------------------------------------------------
August             8.7        7.2         7.2         8.9
-----------------------------------------------------------
September          8.7        7.5         7.5         8.7
-----------------------------------------------------------
October            8.7        7.5         7.5         8.7
-----------------------------------------------------------
November           8.7        7.2         7.2         9.0
-----------------------------------------------------------
December           8.7        7.3         7.3         8.9
-----------------------------------------------------------
January            8.7        7.8         7.8         8.8
-----------------------------------------------------------
February          10.0        8.8         8.8        10.2
-----------------------------------------------------------
March              8.7        7.3         7.3         8.9
-----------------------------------------------------------
April              8.7        7.6         7.6         8.9
-----------------------------------------------------------
May                8.7        7.3         7.3         9.1
-----------------------------------------------------------
June               8.7        7.6         7.6         9.0
-----------------------------------------------------------





5. This assumes shares were purchased and held for the entire accrual period. Since distributions accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.

The Fund attempts to pay distributions on Class A shares at a constant level on a month-to-month basis. There is no assurance that it will be able to do so. The Board of Trustees may change the targeted distribution rate at any time without prior notice to shareholders. Additionally, the amount of those distributions and the distributions paid on Class B, Class C and Class Y shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Distributions on Class A and Class Y shares will generally be higher than distributions for Class B and Class C shares, which normally have higher expenses than Class A and Class Y. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor. The Fund cannot guarantee that it will pay any distributions.

The Fund's efforts to maintain a steady dividend for its Class A shares did not materially affect portfolio strategies during this reporting period.

3       ROCHESTER FUND MUNICIPALS

LETTER TO SHAREHOLDERS




[PHOTO OMITTED]
JOHN V. MURPHY
President
Rochester Fund Municipals



DEAR SHAREHOLDER,


Although we're well into 2002, global tensions and economic challenges that began in 2001 continue to impact events around the world and in the financial markets. Not surprisingly, many investors are unsure what their next step should be and where they should turn to for help in deciding where to invest their money. When it comes to investing, words like trust, experience and consistency have never been more meaningful.
   Despite the continued challenges, there are signs of a slow but steady recovery in the U.S. economy. Rooted in a combination of low inflation, little pressure on the Federal Reserve Board (the Fed) to raise interest rates and the resilient U.S. consumer, business conditions are gradually improving. We believe the prospects for long-term investors look bright.
   In the short term, however, one factor unnerving the markets is what the investment industry refers to as "headline risk." That is, the chances of a company receiving negative media attention for actual or perceived wrong doing. Over the last year, scandals in the accounting industry and on Wall Street and stories of poor leadership in big corporations have fueled this negative attention, creating an atmosphere of mistrust between investors and many big businesses. Consequently, the prices of individual stocks have fallen sharply over short periods of time, leaving many shareholders wondering what effect these price drops can have on mutual funds.
   The fact is, mutual funds, while certainly not immune to declining stock prices, offer clear-cut advantages over direct ownership of individual stocks. Perhaps the biggest advantage is the inherent diversification of many mutual funds. Because fund portfolios often contain a number of different investments, one company's poor performance usually does not have a dramatic




4       ROCHESTER FUND MUNICIPALS
effect on the fund as a whole. In addition, OppenheimerFunds portfolio management teams are made up of experienced professionals with the skills, experience and resources necessary to make informed investment decisions.
   Your financial advisor is an equally important player on your team of investment professionals. Even if you consult with your advisor on a regular basis, now may be a good time to make sure that your portfolio still reflects the right mix of investments to help you reach your long-term goals.
   We at OppenheimerFunds appreciate and thank you for your continued trust as we strive toward our ongoing goal of investment excellence. To us, this is not a phrase uttered lightly. It's a commitment to providing shareholders with world-class asset management, top-quality service and strong fund performance over time. In other words, it's what makes OppenheimerFunds, THE RIGHT WAY TO INVEST.

Sincerely,

/S/SIGNATURE
John V. Murphy
President
Rochester Fund Municipals
July 22, 2002



THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC. AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.


5       ROCHESTER FUND MUNICIPALS

AN INTERVIEW WITH YOUR FUND'S MANAGERS




[PHOTO OMITTED]
PORTFOLIO MANAGEMENT
TEAM (l to r)

ANTHONY A. TANNER, CFA
Vice President and Portfolio Manager, Rochester Division
Joined the Rochester Investment Team
in June 1991

RONALD H. FIELDING, CFA
Senior Vice President, Portfolio Manager and Chief Strategist, Rochester Division Founded the Rochester Investment Team in May 1983

DANIEL G. LOUGHRAN, CFA
Vice President and
Portfolio Manager,
Rochester Division
Joined the Rochester Investment Team
in October 1994




HOW HAS ROCHESTER FUND MUNICIPALS PERFORMED DURING THE PAST SIX-MONTH PERIOD ENDED JUNE 30, 2002?

Over this report period, Rochester Fund Municipals' yield compared very favorably with that of other fixed-income investments. Tax-free income made up most of Rochester Fund Municipals' total return during this reporting period. In 2002, municipal bond prices have experienced much less overall volatility than in 2001, making income the main driver of municipal bond performance. In this reporting period, the Fund made five monthly distributions of $0.087 per Class A share, and one monthly distribution of $0.010 per Class A share, despite a January 2002 reduction in short-term interest rates by the Federal Reserve Board (the Fed). While short-term interest-rate reductions have left the overnight rate banks charge each other at 1.75%, the Fund's Class A shares produced a distribution yield of 5.94% (without sales charges) as of the date of this report. Lipper Analytical Services Inc.--an independent mutual fund rating service--reported an average distribution yield of 4.25% among 103 funds in its New York State Municipal Debt Funds category as of June 30, 2002. We continue to believe that an income-oriented approach can benefit fixed-income investors over the longer term.

As of June 30, 2002, the Fund's 5.68%, 30-day SEC Yield (for Class A shares) was the equivalent of 9.07% in taxable yield for a New York State taxpayer at the 37.4% combined New York State and federal income tax rate.(1) If you are taxed at a higher combined tax rate, or are subject to additional local income taxes, the equivalent yield would make your Fund investment even more attractive. (For New York City residents at the highest tax rate, this SEC Yield is equivalent to a taxable yield of 10.35%.)




1. A portion of the Fund's income may be subject to income taxes. Capital gains distributions, if any, may be taxable as capital gains. For investors subject to the Alternative Minimum Tax, a portion of the Fund's distributions may increase that tax.

6       ROCHESTER FUND MUNICIPALS

AS OF JUNE 30, 2002, THE FUND'S ANNUALIZED CLASS A DISTRIBUTION YIELD OF 5.94%, AT NET ASSET VALUE, IS 169 BASIS POINTS HIGHER THAN THE AVERAGE YIELD OF ALL 103 NEW YORK STATE MUNICIPAL DEBT FUNDS.(2)




DESCRIBE THE NEW YORK STATE MUNICIPAL BOND MARKET DURING THIS PERIOD.

The condition of the New York State municipal bond market has reflected that of the national municipal bond market during this reporting period. Declining income tax revenues and generally lower interest rates have prompted municipalities nationwide to increase borrowing, as evidenced by the record $162 billion of total new municipal securities sold in the first half of 2002. Yields on short- and intermediate-term municipal bonds dropped precipitously with the Fed's recent short-term interest-rate reductions, as did rates on short-term taxable bonds. This has created opportunities for municipalities to refinance higher cost debt with new bonds issued at these lower rates, adding to the supply of new issues as well. In New York, the surge in issuance of new municipal bonds has been even more pronounced. A total of $21.5 billion of new municipal bonds were issued in New York in the first half of 2002, a 102% increase over this period last year.

Continued overall weakness in the U.S. economy has led to an increase in both supply and demand for municipal securities. So far in 2002, investors have been faced with a third consecutive year in which equities have produced negative total returns while municipal bonds have provided positive total returns. This stark dichotomy in performance, coupled with the continued level of volatility and uncertainty in the stock market, has created strong demand for municipal securities as investors have sought both reduced risk and greater income in municipal bonds and bond funds.

Previously-issued, often higher-yielding municipal securities available in the "secondary" market have been a popular choice among investors in 2002. During this period we have made portfolio enhancements by buying bonds in the secondary market that are often overlooked by both competing fund managers and individual investors. We also purchased small, upstate issues, diversified over many different risk categories, to help offer shareholders generous tax-free income without exposing the portfolio to undue interest-rate risk. And we con-


2. Lipper Analytical Services, Inc. Lipper calculations do not include sales charges which, if included, would reduce results.

7       ROCHESTER FUND MUNICIPALS

AN INTERVIEW WITH YOUR FUND'S MANAGERS Continued


tinued to "scavenger-hunt" the markets, buying bonds in smaller quantities that we believe offer good value and the potential, over time, for significant yield advantages as well.

We believe that our unique approach to municipal bond portfolio management has been a major component of our ability to turn recent market fluctuation to the Fund's advantage. Our efforts in turning these and other time-tested strategies to the advantage of the Fund's shareholders have provided dimensions of professional management that we believe could not be realized through ownership of individual municipal bonds.

HOW HAVE YOU MANAGED THE PORTFOLIO TO TAKE ADVANTAGE OF THESE CONDITIONS?

The interest-rate reductions of the Fed in 2001, largely intended to stimulate the U.S. economy, have had a much more dramatic effect on short- and intermediate-term municipal bonds than on longer-term securities. This has resulted in a dramatically greater-than-normal difference between the lower yields of short-maturity bonds and higher yields of long-maturity bonds. This condition, often described as a "steep yield curve," has left the average yield of 2-year, insured New York City municipal bond at only 2.11% while the yield on a 30-year insured New York City municipal bond is 5.09%.(3)

With widespread belief that short-term interest rates will rise in 2002, we are often asked what effect rising interest rates might have on Rochester Fund Municipals. Some investors are even looking back to 1994 and 1999--two recent periods of rising short-term interest rates--in an attempt to answer that question. However, current conditions are different enough from those two periods that simple projection may not prove accurate. The very steep shape of the yield curve now is one difference--while the Fed reduced short-term interest rates dramatically in 2001, some longer-term bond yields actually rose. This condition is coupled with a currently large difference in yield between higher-rated and lower-rated bonds. Combined, we feel that these factors may well cause prospective increases in short-term interest rates to have different results than those


3. Source: Bloomberg Business News. Used by permission.

8       ROCHESTER FUND MUNICIPALS

[PHOTO OMITTED]
CREDIT RESEARCH TEAM
(l to r)

CHRISTOPHER D. WEILER, CFA
Assistant Vice President--Credit Analysis,
Rochester Division
Joined the Rochester Investment Team
in January 1999

RICHARD A. STEIN, CFA
Vice President--
Credit Analysis,
Rochester Division
Joined the Rochester Investment Team
in May 1993

(Not pictured: Mark
DeMitry, Credit Analyst, Robert Bertucci, Credit Analyst)




seen in 1994 and 1999. Specifically, while minor increases in short-term interest rates--often intended to control inflation--could well raise yields on shorter-term municipal securities, their anti-inflationary effects may well leave yields of longer-term bonds unaffected.

Of course, this is only one possible scenario that could unfold if the Fed increases short-term interest rates. We have long felt that trying to guess the exact scenario is impossible to do consistently over the long term, and works against the best interests of our shareholders. That's why we prefer to use real strategies to try to offset the risks of long-term municipal bonds. For example, we have continued to manage average effective maturity through the purchase of premium coupon callable bonds during this report period. This strategy is based on the fact that a longer-maturity, above-market coupon bond that can be redeemed--or "called"--before it matures generally has less price volatility than a bond that cannot be called before maturity. We have actively sought out longer-maturity, callable bonds with coupon rates higher than the market average. These bonds are sometimes purchased at a price higher than their face value--or at a "premium." Interest payments received through these bonds help the portfolio to generate attractive dividend distributions for shareholders, while the fact that the bonds are callable helps to dampen portfolio volatility. The higher-than-market interest generated by these bonds helps to offset their higher cost. And if the bonds are not redeemed by their issuer at the first possible date, the continuing interest payments can help the portfolio to generate even more attractive yield.

After adding this type of bond to the portfolio, we monitor it very closely to ensure that its yield and strategic advantages remain intact. In return, we can achieve a much higher yield than could be earned on a simple, non-callable bond maturing in ten years. This strategy is intended to allow the portfolio to benefit from yield advantages offered by longer-term bonds while seeking to limit portfolio volatility.

HOW HAS THE FUND COMPARED TO OTHER INVESTMENTS?

Rochester Fund Municipals' attractive yield and investment consistency was appealing to investors during this period, especially when compared to the significant volatility and negative returns




9       ROCHESTER FUND MUNICIPALS

AN INTERVIEW WITH YOUR FUND'S MANAGERS Continued


of the stock markets. During the period covered by this report, the Dow Jones Industrial Average declined 7.77%, and the NASDAQ Composite Index declined 24.98%.(4) Yields on U.S. Treasury securities remained near 5.5%.(5) Returns on tax-exempt money funds have also remained sluggish since reaching historic lows in December 2001.(6) In the face of continuing uncertainty in many investments, the Fund offered investors an attractive distribution yield, investment consistency and positive total return performance during the reporting period.

Despite currently low short-term interest rates, Rochester Fund Municipals has continued to offer individual investors a high level of income exempt from federal, New York State and New York City personal income taxes.(7) The Fund maintained a level dividend for five months of this reporting period, and executed a one-time, higher distribution in February 2002.(8) This single distribution of $0.100 per Class A share, higher than this period's five other $0.087 monthly Class A distributions, was driven by accumulated excess portfolio income.

IS NOW A GOOD TIME FOR ME TO ADD TO MY INVESTMENT IN ROCHESTER FUND MUNICIPALS?

As the U.S. proceeds through economic recovery, many believe that short-term interest rates will rise. Although inflation remains under control at present, we would expect the Fed to remain vigilant against it. In the broader analysis, it is important to remember that interest rates generally move in cycles--and the value of an investment through market cycles will exhibit some


4. The Dow Jones Industrial Average is a price-weighted average of 30 large, domestic stocks. The NASDAQ Composite Index is a broad-based, capitalization-weighted index of all NASDAQ National Market and Smallcap stocks. Neither index can be purchased directly by investors.
5. Unlike an investment in the Fund, the value of Treasuries, if held to maturity, is fixed; principal and interest is guaranteed and interest is fixed.
6. Unlike the Fund, money market funds seek a stable Net Asset Value.
7. A portion of the Fund's income distributions may be subject to income taxes. Capital gains distributions, if any, are taxable as capital gains. For investors subject to the Alternative Minimum Tax, a portion of the Fund's distributions may increase that tax.
8. The Board of Trustees may change the Fund's dividend at any time without notice to shareholders. There can be no guarantee that the Fund will be able to maintain this or any dividend rate.

10      ROCHESTER FUND MUNICIPALS
volatility. But we continue to believe that it is a mistake for investors to "time" their bond fund purchases (or sales) in reaction to forecasts of future interest-rate changes.

This reporting period in particular offers a good example of how--and why--the Fund's management strategies are driven by far more than anticipated fluctuations in interest rates. We seek to address interest-rate risk by including bonds with specific characteristics that may make them less sensitive to interest rates, in an effort to help minimize portfolio volatility. But we diversify the portfolio's bond holdings over many different risk categories to minimize potentially adverse effects associated with any one particular risk. The combination of strategies outlined in this report is the reason that the Fund maintained very attractive yield during the period, despite recent steep declines in short-term interest rates. The first half of 2002 has provided a look at the benefits of these combined strategies over a short term. But we continue to believe that the benefits of the Fund's investment approach are even more compelling when measured over the long-term.

That's why the decision to invest in municipal bonds should be made in the context of your long-term investment strategy. When you consider adding to your Fund investment, you should consult your financial advisor. We feel that this portfolio continues to represent an outstanding opportunity for New York investors seeking to enjoy the benefits of investing for tax-free income.


11      ROCHESTER FUND MUNICIPALS

PERFORMANCE UPDATE


Rochester Fund Municipals has performed well over the past six months, with Class A shares providing total return of 3.47% without sales charges.(1) During the last 12 months, total return for Class A shares has been 5.13%, without sales charges.(1) The Fund's positive results can be largely attributed to management's focus on high tax-free income, coupled with a portfolio currently consisting of over 1,100 issues that helps to reduce the Fund's exposure to interest-rate risk.



ROCHESTER FUND MUNICIPALS, CLASS A SHARES
THE VALUE OF $10,000 INVESTED SINCE JUNE 30, 1992, WITHOUT SALES CHARGES, AND THE LIPPER NEW YORK MUNICIPAL DEBT FUND INDEX.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHICS AS FOLLOWS:

                        Rochester                 Lipper New York
                           Fund                    Municipal Debt
        Date           Municipals                    Fund Index
     06/30/1992          $10,000                      $10,000
     09/30/1992           10,270                       10,248
     12/31/1992           10,513                       10,459
     03/31/1993           11,027                       10,897
     06/30/1993           11,509                       11,274
     09/30/1993           11,936                       11,648
     12/31/1993           12,048                       11,782
     03/31/1994           11,365                       11,100
     06/30/1994           11,348                       11,138
     09/30/1994           11,356                       11,158
     12/31/1994           11,042                       10,910
     03/31/1995           11,897                       11,686
     06/30/1995           12,308                       11,934
     09/30/1995           12,571                       12,209
     12/31/1995           13,097                       12,789
     03/31/1996           12,907                       12,513
     06/30/1996           13,029                       12,592
     09/30/1996           13,395                       12,889
     12/31/1996           13,799                       13,185
     03/31/1997           13,821                       13,130
     06/30/1997           14,312                       13,579
     09/30/1997           14,783                       13,994
     12/31/1997           15,207                       14,394
     03/31/1998           15,442                       14,536
     06/30/1998           15,696                       14,747
     09/30/1998           16,166                       15,206
     12/31/1998           16,198                       15,227
     03/31/1999           16,339                       15,309
     06/30/1999           16,056                       14,961
     09/30/1999           15,694                       14,725
     12/31/1999           15,306                       14,473
     03/31/2000           15,847                       14,921
     06/30/2000           16,038                       15,117
     09/30/2000           16,463                       15,472
     12/31/2000           17,132                       16,232
     03/31/2001           17,509                       16,551
     06/30/2001           17,729                       16,670
     09/30/2001           18,140                       17,041
     12/31/2001           18,013                       16,881
     03/31/2002           18,196                       17,069
     06/30/2002           18,638                       17,617



Results of a hypothetical $10,000 investment in Class A shares on 6/30/92, including reinvested dividends. The Lipper New York Municipal Debt Fund Index is an arithmetical average of all funds, including reinvested dividends, that limit assets to those securities which are exempt from New York State and New York City personal income taxes. The Index cannot be purchased directly by investors.

IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The Fund's performance may, from time to time, be subject to substantial short-term changes, particularly during periods of market or interest-rate volatility. For updates on the Fund's performance, please contact your financial advisor, call us at 1.800.525.7048 or visit our website at WWW.OPPENHEIMERFUNDS.COM.


1. Includes reinvested dividends and changes in Net Asset Value (NAV) per share without deducting sales charges. The performance would have been lower if sales charges had been taken into account. See page 15 for the Fund's Average Annual total Returns for the 1-, 5- and 10-year periods ending 6/30/02.

12      ROCHESTER FUND MUNICIPALS

PORTFOLIO REVIEW

Rochester Fund Municipals is for investors looking for income that's exempt from federal, New York State and New York City personal income taxes.

WHAT WE LOOK FOR...

o Issues that provide high TRIPLE-TAX-FREE INCOME.(2)
o Value-oriented issues with PRICE-APPRECIATION POTENTIAL.
o A DIVERSITY OF ISSUES across the state.
o Municipalities with IMPROVING CREDIT QUALITY.


YIELDS
As of 6/30/02(3)

                        DISTRIBUTION YIELD      STANDARDIZED
                        AT NAV      AT MOP          YIELD
                       (WITHOUT   (WITH SALES
                    SALES CHARGES)  CHARGES)
-------------------------------------------------------------
Class A                  5.94%        5.66%         5.68%
-------------------------------------------------------------
Class B                  5.16%        5.16%         5.11%
-------------------------------------------------------------
Class C                  5.16%        5.16%         5.12%
-------------------------------------------------------------
Class Y                  6.13%        6.13%         6.18%




2. A portion of the Fund's income distributions may be subject to income taxes. Capital gains distributions, if any, are taxable as capital gains. For investors subject to the Alternative Minimum Tax, a portion of the Fund's distributions may increase that tax.
3. Distribution Yield at Maximum Offering Price (MOP) (based on last distribution) and standardized yield (based on net investment income for the 30-day period ended 6/30/02) are annualized and divided by the period-end offering price. Distribution yield at Net Asset Value (NAV) does not include sales charges. For Classes B, C and Y, distribution yield at MOP does not include contingent deferred sales charges. Falling share prices may artificially increase yields.

13      ROCHESTER FUND MUNICIPALS

PERFORMANCE UPDATE  Continued


TOP FIVE SECTORS(4)
Hospital/Health Care        14.2%
----------------------------------
Special Assessment          10.8
----------------------------------
Electric Utilities           9.7
----------------------------------
Sales Tax Revenue            5.5
----------------------------------
Water Utilities              5.4

---------------------
CREDIT ALLOCATION(5)

[GRAPHIC OMITTED]

o AAA         13.9%
o AA          17.9
o A           21.0
o BBB         23.7
o BB           5.4
o B            1.8
o CCC          0.1
o NR          16.2
---------------------




o  HOSPITAL/HEALTH CARE IN DETAIL(4)

   Standard Hospital Backing          6.7%
  ----------------------------------------
   Insured (Private)                  3.2
  -----------------------------------------
   Insured (FHA, SONYMA,
   or Other Public Insurance)         2.5
  ----------------------------------------
   Backed, NYS Appropriation          1.3
  ----------------------------------------
   Backed, Financial Institution
   Letter of Credit                   0.5
  ----------------------------------------
   TOTAL                             14.2%
  ----------------------------------------




Regarding the Fund's largest municipal sector, Hospital/Health Care, investors should note that the majority of these holdings have "belt-and-suspenders" credit support from both the hospitals' revenues and backup guarantees of U.S. Government FHA insurance, bank letters of credit or New York State appropriations.




4. Sector weightings are as of 6/30/02, and are subject to change.
5. Portfolio data are as of 6/30/02, and are subject to change. Portfolio data are dollar-weighted, based on total market value of investments. Securities rated by any rating organization are included in the equivalent Standard and Poor's rating category. The allocation includes rated securities and those not rated by a national rating organization, but to which the ratings given above have been assigned by the Manager as being comparable, in the Manager's judgement, to securities rated by a rating agency in the same category. See page 45 for further explanation.


14      ROCHESTER FUND MUNICIPALS

================================================================================

TOTAL RETURNS (as of 6/30/02(6))

                     CUMULATIVE                 AVERAGE ANNUAL
                  NAV         MOP              NAV          MOP
               (WITHOUT   (WITH SALES       (WITHOUT    (WITH SALES
            SALES CHARGES)  CHARGES)      SALES CHARGES)  CHARGES)
--------------------------------------------------------------------
A SHARES
--------------------------------------------------------------------
6-month           3.47%        -1.44%            --           --
--------------------------------------------------------------------
1-Year            5.13%         0.13%           5.13%        0.13%
--------------------------------------------------------------------
5-Year           30.23%        24.05%           5.42%        4.40%
--------------------------------------------------------------------
10-Year          86.38%        77.52%           6.42%        5.91%
--------------------------------------------------------------------
Life (5/15/86)  221.28%       206.01%           7.51%        7.18%
--------------------------------------------------------------------

B SHARES
--------------------------------------------------------------------
6-month           3.04%        -1.96%            --           --
--------------------------------------------------------------------
1-Year            4.24%        -0.71%           4.24%      - 0.71%
--------------------------------------------------------------------
5-Year           24.80%        22.85%           4.53%        4.20%
--------------------------------------------------------------------
Life (3/17/97)   28.31%        27.33%           4.83%        4.68%
--------------------------------------------------------------------

C SHARES
--------------------------------------------------------------------
6-month           3.04%         2.04%            --           --
--------------------------------------------------------------------
1-Year            4.24%         3.25%           4.24%        3.25%
--------------------------------------------------------------------
5-Year           24.79%        24.79%           4.53%        4.53%
--------------------------------------------------------------------
Life (3/17/97)   28.30%        28.30%           4.83%        4.83%
--------------------------------------------------------------------

Y SHARES
--------------------------------------------------------------------
6-month           3.55%         3.55%            --           --
--------------------------------------------------------------------
1-Year            5.26%         5.26%           5.26%        5.26%
--------------------------------------------------------------------
Life (4/28/00)   18.76%        18.76%           8.24%        8.24%
--------------------------------------------------------------------

================================================================================

6. Average annual returns are annualized and include changes in share price and assume reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative returns are not annualized. MOP stands for Maximum Offering Price and calculations for Class A returns at MOP include the 4.75% maximum initial sales charge. Class B returns at MOP include the applicable contingent deferred sales charge of 5% (1-year), 2% (5-year) and 1% (life-of-class). Class C returns at MOP for the one-year period include the contingent deferred sales charge of 1%. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor. An explanation of the different performance calculations is in the Fund's Prospectus. Class B and C shares are subject to an annual 0.75% asset-based sales charge. NAV stands for Net Asset Value, and returns at NAV do not reflect payment of any sales charge.
The Fund's performance may, from time to time, be subject to substantial short-term changes, particularly during periods of market or interest-rate volatility. For updates on the Fund's performance, please contact your financial advisor, call us at 1.800.525.7048 or visit our website, www.oppenheimerfunds.com. Investment returns and the principal value of an investment in the Fund will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

15      ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  June 30, 2002 / Unaudited

PRINCIPAL                                                                            MARKET VALUE
   AMOUNT                                            COUPON          MATURITY          SEE NOTE 1
=================================================================================================
 MUNICIPAL BONDS AND NOTES--100.1%
-------------------------------------------------------------------------------------------------
 NEW YORK--87.1%
$    40,001 Albany County IDA (Upper Hudson Library) 8.750%         05/01/2007      $      40,057
-------------------------------------------------------------------------------------------------
    955,001 Albany County IDA (Upper Hudson Library) 8.750          05/01/2022            966,002
-------------------------------------------------------------------------------------------------
    280,072 Albany Hsg. Authority                    0.000          10/01/2012(p)          93,536
-------------------------------------------------------------------------------------------------
    620,000 Albany Hsg. Authority (Lark Drive)       5.500          12/01/2028            619,969
-------------------------------------------------------------------------------------------------
  1,420,000 Albany IDA (Albany Medical Center)       6.000          05/01/2019          1,251,304
-------------------------------------------------------------------------------------------------
  2,460,000 Albany IDA (Albany Medical Center)       6.000          05/01/2029          2,060,496
-------------------------------------------------------------------------------------------------
  1,265,000 Albany IDA (Albany Medical Center)       8.250          08/01/2004          1,279,851
-------------------------------------------------------------------------------------------------
    400,000 Albany IDA (Albany Municipal
              Golf Course Clubhouse)                 7.500          05/01/2012            413,112
-------------------------------------------------------------------------------------------------
    955,000 Albany IDA (Albany Rehab.)               8.375          06/01/2023            998,529
-------------------------------------------------------------------------------------------------
  2,660,000 Albany IDA
              (Daughters of Sarah Nursing Home)      5.250          10/20/2021          2,696,043
-------------------------------------------------------------------------------------------------
  3,730,000 Albany IDA
              (Daughters of Sarah Nursing Home)      5.375          10/20/2030          3,758,907
-------------------------------------------------------------------------------------------------
  1,680,000 Albany IDA (MARA Mansion Rehab.)         6.500          02/01/2023          1,681,277
-------------------------------------------------------------------------------------------------
  1,395,000 Albany IDA (Port of Albany)              7.250          02/01/2024          1,430,349
-------------------------------------------------------------------------------------------------
  1,135,000 Albany IDA (Sage Colleges)               5.250          04/01/2019          1,146,418
-------------------------------------------------------------------------------------------------
  1,760,000 Albany IDA (Sage Colleges)               5.300          04/01/2029          1,710,579
-------------------------------------------------------------------------------------------------
    125,000 Albany IDA (University
              Heights-Albany Pharmacy)               6.750          12/01/2029            140,989
-------------------------------------------------------------------------------------------------
  1,770,000 Albany Parking Authority                 0.000          11/01/2017            819,227
-------------------------------------------------------------------------------------------------
  2,510,000 Albany Parking Authority                 5.625          07/15/2020          2,564,015
-------------------------------------------------------------------------------------------------
  2,000,000 Albany Parking Authority                 5.625          07/15/2025          2,022,880
-------------------------------------------------------------------------------------------------
  2,010,000 Allegany County IDA
              (Cuba Memorial Hospital)(a)            6.500          11/01/2009          1,007,030
-------------------------------------------------------------------------------------------------
  4,230,000 Allegany County IDA
              (Cuba Memorial Hospital)(a)            7.250          11/01/2019          2,119,568
-------------------------------------------------------------------------------------------------
  4,250,000 Allegany County IDA (Houghton College)   5.250          01/15/2018          4,256,417
-------------------------------------------------------------------------------------------------
  5,700,000 Allegany County IDA (Houghton College)   5.250          01/15/2024          5,524,725
-------------------------------------------------------------------------------------------------
    920,000 Amherst IDA (Asbury Pointe)              5.800          02/01/2015            858,838
-------------------------------------------------------------------------------------------------
  3,000,000 Amherst IDA (Asbury Pointe)              6.000          02/01/2029          2,541,810
-------------------------------------------------------------------------------------------------
  2,880,000 Amherst IDA (Daemen College)             6.000          10/01/2021          2,883,197
-------------------------------------------------------------------------------------------------
 10,570,000 Amherst IDA (Daemen College)             6.125          10/01/2031         10,576,448
-------------------------------------------------------------------------------------------------
  3,000,000 Appleridge Retirement Community          5.750          09/01/2041          3,158,070
-------------------------------------------------------------------------------------------------
    700,000 Babylon IDA (JFB & Sons Lithographers)   7.625          12/01/2006            707,903
-------------------------------------------------------------------------------------------------
  2,570,000 Babylon IDA (JFB & Sons Lithographers)   8.625          12/01/2016          2,643,451
-------------------------------------------------------------------------------------------------
  1,330,000 Babylon IDA (WWH Ambulance)              7.375          09/15/2008          1,380,367
-------------------------------------------------------------------------------------------------
    515,000 Batavia Hsg. Authority
              (Washington Towers)                    6.500          01/01/2023            520,232
-------------------------------------------------------------------------------------------------
  1,750,000 Battery Park City Authority              5.250          11/01/2017          1,763,457
-------------------------------------------------------------------------------------------------
  2,000,000 Battery Park City Authority              5.500          11/01/2026          2,046,540
-------------------------------------------------------------------------------------------------
    720,000 Battery Park City Authority             10.000          06/01/2023            723,665
-------------------------------------------------------------------------------------------------
  1,395,000 Bayshore HDC                             7.500          02/01/2023          1,424,602
-------------------------------------------------------------------------------------------------
    415,000 Beacon IDA (Craig House)(a,b,d)          9.000          07/01/2011            315,437
-------------------------------------------------------------------------------------------------
    845,000 Bethany Retirement Home                  7.450          02/01/2024            941,051
-------------------------------------------------------------------------------------------------
  1,065,000 Blauvelt Volunteer Fire Company          6.250          10/15/2017          1,021,601
-------------------------------------------------------------------------------------------------
     45,000 Bleeker Terrace HDC                      8.350          07/01/2004             45,400
-------------------------------------------------------------------------------------------------
    900,000 Bleeker Terrace HDC                      8.750          07/01/2007            909,513
-------------------------------------------------------------------------------------------------
    580,000 Brookhaven IDA
              (Brookhaven Memorial Hospital)         8.250          11/15/2030            592,058
-------------------------------------------------------------------------------------------------
  7,005,000 Brookhaven IDA (Dowling College)         6.750          03/01/2023          6,245,028


16      ROCHESTER FUND MUNICIPALS

PRINCIPAL                                                                              MARKET VALUE
   AMOUNT                                              COUPON         MATURITY           SEE NOTE 1
===================================================================================================
 NEW YORK Continued
$   130,000  Brookhaven IDA (Farber)(a,v)              3.563%         12/01/2002      $     130,000
---------------------------------------------------------------------------------------------------
    490,000  Brookhaven IDA (Farber)(a,v)              3.563          12/01/2004            490,000
---------------------------------------------------------------------------------------------------
    265,000  Brookhaven IDA (Interdisciplinary School) 8.500          12/01/2004            272,086
---------------------------------------------------------------------------------------------------
  3,220,000  Brookhaven IDA (Interdisciplinary School) 9.500          12/01/2019          3,421,089
---------------------------------------------------------------------------------------------------
  1,250,000  Brookhaven IDA (St. Joseph's College)     6.000          12/01/2020          1,301,637
---------------------------------------------------------------------------------------------------
  2,425,000  Brookhaven IDA (Stony Brook Foundation)   6.500          11/01/2020          2,462,515
---------------------------------------------------------------------------------------------------
    940,000  Brookhaven IDA (TDS Realty)               6.550          12/01/2019            978,465
---------------------------------------------------------------------------------------------------
    600,000  Brookhaven IDA (United Baking Company)    8.750          12/01/2011            600,618
---------------------------------------------------------------------------------------------------
  3,240,000  Brookhaven IDA (United Baking Company)    8.750          12/01/2030          3,251,275
---------------------------------------------------------------------------------------------------
  3,615,000  Canandaigua Recreation Devel. Corp.
               (Roseland Water Park)(a)                8.750          11/01/2030          3,392,569
---------------------------------------------------------------------------------------------------
  3,185,000  Canandaigua Recreation Devel. Corp.
               (Roseland Water Park)(a)                8.750          11/01/2030          2,989,027
---------------------------------------------------------------------------------------------------
  3,295,000  Canandaigua Recreation Devel. Corp.
               (Roseland Water Park)(a)                8.750          11/01/2030          3,092,259
---------------------------------------------------------------------------------------------------
  4,715,000  Canandaigua Recreation Devel. Corp.
               (Roseland Water Park)(a)                8.750          11/01/2030            212,175
---------------------------------------------------------------------------------------------------
  1,000,000  Canton Human Services Initiatives         5.700          09/01/2024          1,007,720
---------------------------------------------------------------------------------------------------
  1,260,000  Canton Human Services Initiatives         5.750          09/01/2032          1,264,523
---------------------------------------------------------------------------------------------------
    600,000  Capital District Youth Center             6.000          02/01/2017            640,902
---------------------------------------------------------------------------------------------------
    500,000  Carnegie Redevelopment Corp.(a)           7.000          09/01/2021            507,265
---------------------------------------------------------------------------------------------------
  1,545,000  Cattaraugus County IDA (Cherry Creek)     9.800          09/01/2010          1,579,376
---------------------------------------------------------------------------------------------------
    570,000  Cattaraugus County IDA
               (Jamestown Community College)           6.400          07/01/2019            604,975
---------------------------------------------------------------------------------------------------
  1,000,000  Cattaraugus County IDA
               (Jamestown Community College)           6.500          07/01/2030          1,060,770
---------------------------------------------------------------------------------------------------
  4,360,000  Cattaraugus County IDA
               (Olean General Hospital)                5.250          08/01/2023          4,302,317
---------------------------------------------------------------------------------------------------
  1,465,000  Cattaraugus County IDA
               (St. Bonaventure University)            5.450          09/15/2019          1,471,299
---------------------------------------------------------------------------------------------------
  2,900,000  Chautauqua County IDA
               (Jamestown Community College)           5.250          08/01/2028          2,822,744
---------------------------------------------------------------------------------------------------
  1,310,000  Chautauqua County IDA
               (Jamestown Devel. Corp.)                7.125          11/01/2008          1,365,845
---------------------------------------------------------------------------------------------------
  3,395,000  Chautauqua County IDA
               (Jamestown Devel. Corp.)                7.125          11/01/2018          3,536,843
---------------------------------------------------------------------------------------------------
  2,500,000  Chautauqua County Tobacco Asset
               Securitization Corp.                    6.750          07/01/2040          2,670,375
---------------------------------------------------------------------------------------------------
  8,700,000  Chemung County IDA (St. Joseph's
               Hospital)                               6.000          01/01/2013          8,041,932
---------------------------------------------------------------------------------------------------
  9,055,000  Chemung County IDA (St. Joseph's
               Hospital)                               6.350          01/01/2013          8,602,793
---------------------------------------------------------------------------------------------------
  4,910,000  Chemung County IDA (St. Joseph's
               Hospital)                               6.500          01/01/2019          4,545,482
---------------------------------------------------------------------------------------------------
  1,960,000  Clifton Springs Hospital & Clinic         7.650          01/01/2012          1,956,060
---------------------------------------------------------------------------------------------------
  3,470,000  Clifton Springs Hospital & Clinic         8.000          01/01/2020          3,460,909
---------------------------------------------------------------------------------------------------
     35,000  Cohoes GO                                 6.200          03/15/2012             36,618
---------------------------------------------------------------------------------------------------
     25,000  Cohoes GO                                 6.200          03/15/2013             25,970
---------------------------------------------------------------------------------------------------
     25,000  Cohoes GO                                 6.250          03/15/2014             25,903
---------------------------------------------------------------------------------------------------
     25,000  Cohoes GO                                 6.250          03/15/2015             25,748
---------------------------------------------------------------------------------------------------
     25,000  Cohoes GO                                 6.250          03/15/2016             25,608
---------------------------------------------------------------------------------------------------
    295,000  Columbia County IDA (ARC)                 7.750          06/01/2005            303,080
---------------------------------------------------------------------------------------------------
  2,650,000  Columbia County IDA (ARC)                 8.650          06/01/2018          2,765,672
---------------------------------------------------------------------------------------------------
    335,000  Columbia County IDA (Berkshire Farms)     6.900          12/15/2004            343,854
---------------------------------------------------------------------------------------------------
  1,855,000  Columbia County IDA (Berkshire Farms)     7.500          12/15/2014          1,936,249
---------------------------------------------------------------------------------------------------
  3,300,000  Corinth IDA (International Paper Company) 5.750          02/01/2022          3,312,012
---------------------------------------------------------------------------------------------------
  5,370,000  Cortland County IDA (Cortland
               Memorial Hospital)                      5.250          07/01/2032          5,278,388
---------------------------------------------------------------------------------------------------
     80,000  Dutchess County IDA (Bard College)        5.750          08/01/2030             82,712
---------------------------------------------------------------------------------------------------
  3,500,000  Dutchess County IDA (Bard College)        7.000          11/01/2017          3,691,310
---------------------------------------------------------------------------------------------------
  2,660,000  Dutchess County IDA (Vassar Brothers
             Hospital)                                 6.500          04/01/2020          2,847,397


17      ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued

PRINCIPAL                                                                             MARKET VALUE
   AMOUNT                                            COUPON          MATURITY           SEE NOTE 1
==================================================================================================
 NEW YORK Continued
$ 5,595,000 Dutchess County IDA (Vassar Brothers
              Hospital)                               6.500%         04/01/2030      $   5,984,356
--------------------------------------------------------------------------------------------------
  1,000,000 Dutchess County Water & Wastewater
              Authority                               0.000          06/01/2027            269,190
--------------------------------------------------------------------------------------------------
  3,350,000 East Rochester Hsg. Authority
              (Episcopal Senior Hsg.)                 7.750          10/01/2032          3,333,886
--------------------------------------------------------------------------------------------------
  1,355,000 East Rochester Hsg. Authority (Gates
              Senior Hsg.)                            6.125          04/20/2043          1,435,921
--------------------------------------------------------------------------------------------------
  1,400,000 East Rochester Hsg. Authority
            (Genesee Valley Nursing Home)             5.200          12/20/2024          1,395,744
--------------------------------------------------------------------------------------------------
  2,000,000 East Rochester Hsg. Authority
              (Linden Knoll)                          5.350          02/01/2038          1,970,460
--------------------------------------------------------------------------------------------------
  1,620,000 East Rochester Hsg. Authority
              (North Park Nursing Home)               5.200          10/20/2024          1,610,766
--------------------------------------------------------------------------------------------------
  4,095,000 East Rochester Hsg. Authority (St.
              John's Meadows)                         5.950          08/01/2027          4,166,417
--------------------------------------------------------------------------------------------------
     25,000 Elmira HDC                                7.500          08/01/2007             25,220
--------------------------------------------------------------------------------------------------
  3,210,000 Erie County IDA (Affordable
              Hospitality)(a)                         9.250          12/01/2015          2,826,598
--------------------------------------------------------------------------------------------------
    945,000 Erie County IDA (Air Cargo)               8.250          10/01/2007            949,441
--------------------------------------------------------------------------------------------------
  2,380,000 Erie County IDA (Air Cargo)               8.500          10/01/2015          2,441,832
--------------------------------------------------------------------------------------------------
 44,000,000 Erie County IDA (Canfibre
              Lackawanna)(a,b,d)                      9.050          12/01/2025         13,640,000
--------------------------------------------------------------------------------------------------
    710,000 Erie County IDA (DePaul Properties)       5.750          09/01/2028            605,119
--------------------------------------------------------------------------------------------------
  3,055,000 Erie County IDA (DePaul Properties)       6.500          09/01/2018          2,903,869
--------------------------------------------------------------------------------------------------
  3,230,000 Erie County IDA (Medaille College)        8.000          12/30/2022          3,312,139
--------------------------------------------------------------------------------------------------
  3,515,000 Erie County IDA (Medaille College)        8.250          11/01/2026          3,558,234
--------------------------------------------------------------------------------------------------
  2,655,000 Erie County IDA (Mercy Hospital)          6.250          06/01/2010          2,466,681
--------------------------------------------------------------------------------------------------
     25,000 Erie County IDA (The Episcopa
              Church Home)                            5.875          02/01/2018             24,049
--------------------------------------------------------------------------------------------------
  9,495,000 Erie County IDA (The Episcopal
              Church Home)                            6.000          02/01/2028          8,939,732
--------------------------------------------------------------------------------------------------
    480,000 Erie County Tobacco Asset
              Securitization Corp.                    6.125          07/15/2030            494,760
--------------------------------------------------------------------------------------------------
 19,490,000 Erie County Tobacco Asset
              Securitization Corp.                    6.250          07/15/2040         20,259,855
--------------------------------------------------------------------------------------------------
 45,920,000 Erie County Tobacco Asset
              Securitization Corp.                    6.750          07/15/2040         49,395,685
--------------------------------------------------------------------------------------------------
  1,850,000 Essex County IDA (International
              Paper Company)                          5.500          08/15/2022          1,768,581
--------------------------------------------------------------------------------------------------
    310,000 Essex County IDA (International
              Paper Company)                          5.800          12/01/2019            311,386
--------------------------------------------------------------------------------------------------
  2,300,000 Essex County IDA (International
              Paper Company)                          6.450          11/15/2023          2,379,902
--------------------------------------------------------------------------------------------------
  5,000,000 Essex County IDA (Moses Ludington
              Nursing Home)                           6.375          02/01/2050          5,513,200
--------------------------------------------------------------------------------------------------
    325,000 Essex County IDA (Moses Ludington
              Nursing Home)                           9.000          02/01/2008            329,127
--------------------------------------------------------------------------------------------------
  5,680,000 Franklin County IDA (Adirondack
              Medical Center)                         5.500          12/01/2029          5,756,850
--------------------------------------------------------------------------------------------------
  4,245,000 Franklin County SWMA                      6.250          06/01/2015          4,369,973
--------------------------------------------------------------------------------------------------
  2,300,000 Fulton County IDA (Nathan Littauer)       7.000          11/01/2004          2,313,846
--------------------------------------------------------------------------------------------------
    345,000 Geneva IDA (Finger Lakes Cerebral Palsy)  8.250          11/01/2004            351,765
--------------------------------------------------------------------------------------------------
  1,000,000 Geneva IDA (Finger Lakes Cerebral Palsy)  8.500          11/01/2016          1,019,770
--------------------------------------------------------------------------------------------------
    680,000 Glen Cove IDA (SLCD)                      6.875          07/01/2008            666,788
--------------------------------------------------------------------------------------------------
  3,775,000 Glen Cove IDA (SLCD)                      7.375          07/01/2023          3,736,721
--------------------------------------------------------------------------------------------------
 22,185,000 Glen Cove IDA (The Regency at Glen Cove)  0.000          10/15/2019(p)       7,919,158
--------------------------------------------------------------------------------------------------
  2,280,000 Glen Cove IDA (The Regency at Glen Cove)  0.000          10/15/2019(p)         813,869
--------------------------------------------------------------------------------------------------
  2,375,000 Grand Central BID (Grand Central
              District Management)                    5.250          01/01/2022          2,379,132
--------------------------------------------------------------------------------------------------
  2,795,000 Green Island Power Authority              6.000          12/15/2020          2,830,664
--------------------------------------------------------------------------------------------------
  1,695,000 Green Island Power Authority              6.000          12/15/2025          1,681,254
--------------------------------------------------------------------------------------------------
    105,000 Groton Community Health Care Center       7.450          07/15/2021            105,691
--------------------------------------------------------------------------------------------------
    715,000 Hamilton EHC (Hamilton Apartments)       11.250          01/01/2015            736,843
--------------------------------------------------------------------------------------------------
  2,500,000 Hempstead IDA (Adelphi University)        5.500          06/01/2032          2,514,125
--------------------------------------------------------------------------------------------------
    430,000 Hempstead IDA (Dentaco Corp.)             7.250          11/01/2012            415,526


18      ROCHESTER FUND MUNICIPALS

PRINCIPAL                                                                            MARKET VALUE
   AMOUNT                                           COUPON          MATURITY           SEE NOTE 1
=================================================================================================
 NEW YORK Continued
$ 1,270,000 Hempstead IDA (Dentaco Corp.)            8.250%         11/01/2025      $   1,210,627
-------------------------------------------------------------------------------------------------
  5,710,000 Hempstead IDA (Engel Burman Senior Hsg.) 6.250          11/01/2010          5,550,234
-------------------------------------------------------------------------------------------------
 18,825,000 Hempstead IDA (Engel Burman Senior Hsg.) 6.750          11/01/2024         18,109,462
-------------------------------------------------------------------------------------------------
  3,940,000 Hempstead IDA (Franklin Hospital
              Medical Center)                        5.750          11/01/2008          3,759,509
-------------------------------------------------------------------------------------------------
  9,375,000 Hempstead IDA (Franklin Hospital
              Medical Center)                        6.375          11/01/2018          8,471,344
-------------------------------------------------------------------------------------------------
 10,000,000 Hempstead IDA (Franklin Hospital
              Medical Center)                        7.750          11/01/2022         10,023,300
-------------------------------------------------------------------------------------------------
  2,500,000 Hempstead IDA (Hungry Harbor Associates) 8.000          05/01/2044          2,538,475
-------------------------------------------------------------------------------------------------
  5,700,000 Hempstead IDA (Hungry Harbor Associates) 8.000          05/01/2044          5,700,171
-------------------------------------------------------------------------------------------------
  6,355,000 Hempstead IDA (South Shore Y JCC)        6.750          11/01/2024          5,880,218
-------------------------------------------------------------------------------------------------
 12,995,000 Herkimer County IDA (Burrows Paper)(a)   8.000          01/01/2009         12,457,007
-------------------------------------------------------------------------------------------------
  1,285,000 Herkimer County IDA (College Foundation) 6.400          11/01/2020          1,329,962
-------------------------------------------------------------------------------------------------
  2,000,000 Herkimer County IDA (College Foundation) 6.500          11/01/2030          2,058,160
-------------------------------------------------------------------------------------------------
    370,000 Herkimer Hsg. Authority                  7.150          03/01/2011            375,191
-------------------------------------------------------------------------------------------------
     60,000 Hsg. NY Corp.                            5.500          11/01/2020             61,177
-------------------------------------------------------------------------------------------------
    990,000 Hudson IDA (Have, Inc.)                  8.125          12/01/2017            998,702
-------------------------------------------------------------------------------------------------
    125,000 Huntington Hsg. Authority (GJSR)         5.875          05/01/2019            113,811
-------------------------------------------------------------------------------------------------
  1,000,000 Huntington Hsg. Authority (GJSR)         6.000          05/01/2029            872,310
-------------------------------------------------------------------------------------------------
  8,500,000 Huntington Hsg. Authority (GJSR)         6.000          05/01/2039          7,292,575
-------------------------------------------------------------------------------------------------
    905,000 Islip IDA (Leeway School)                9.000          08/01/2021            915,426
-------------------------------------------------------------------------------------------------
 20,000,000 Islip IDA (Southside Hospital Civic
              Facilities)                            7.750          12/01/2022         20,049,200
-------------------------------------------------------------------------------------------------
     50,000 Islip IDA (WJL Realty)                   7.800          03/01/2003             50,201
-------------------------------------------------------------------------------------------------
    100,000 Islip IDA (WJL Realty)                   7.850          03/01/2004            100,988
-------------------------------------------------------------------------------------------------
    100,000 Islip IDA (WJL Realty)                   7.900          03/01/2005            100,792
-------------------------------------------------------------------------------------------------
    500,000 Islip IDA (WJL Realty)                   7.950          03/01/2010            505,255
-------------------------------------------------------------------------------------------------
  3,000,000 Kenmore Hsg. Authority (SUNY at Buffalo) 5.500          08/01/2024          3,058,950
-------------------------------------------------------------------------------------------------
 25,630,000 L. I. Power Authority, Series A          5.125          09/01/2029         24,896,213
-------------------------------------------------------------------------------------------------
  3,215,000 L.I. Power Authority                     5.500          12/01/2029          3,251,362
-------------------------------------------------------------------------------------------------
 21,000,000 L.I. Power Authority RITES(a)           15.765(f)       12/01/2022         21,267,960
-------------------------------------------------------------------------------------------------
  3,750,000 L.I. Power Authority RITES(a)           16.679(f)       12/01/2026          3,792,750
-------------------------------------------------------------------------------------------------
  2,915,000 L.I. Power Authority RITES(a)           16.739(f)       09/01/2028          2,943,625
-------------------------------------------------------------------------------------------------
 11,250,000 L.I. Power Authority RITES(a)           17.200(f)       12/01/2029         11,832,075
-------------------------------------------------------------------------------------------------
 13,000,000 L.I. Power Authority RITES(a)           17.265(f)       12/01/2029         13,672,620
-------------------------------------------------------------------------------------------------
  4,945,000 L.I. Power Authority, Series A           5.125          12/01/2022          4,960,775
-------------------------------------------------------------------------------------------------
 49,530,000 L.I. Power Authority, Series A           5.375          09/01/2025         49,810,835
-------------------------------------------------------------------------------------------------
  2,255,000 L.I. Power Authority, Series A           5.500          12/01/2029          2,284,180
-------------------------------------------------------------------------------------------------
 86,300,000 L.I. Power Authority, Series L           5.375          05/01/2033         86,576,160
-------------------------------------------------------------------------------------------------
     75,000 Lowville GO                              7.200          09/15/2007             87,319
-------------------------------------------------------------------------------------------------
    100,000 Lowville GO                              7.200          09/15/2012            121,915
-------------------------------------------------------------------------------------------------
    100,000 Lowville GO                              7.200          09/15/2013            122,679
-------------------------------------------------------------------------------------------------
    100,000 Lowville GO                              7.200          09/15/2014            123,201
-------------------------------------------------------------------------------------------------
  5,350,000 Lyons Community Health Initiatives Corp. 6.800          09/01/2024          5,660,514
-------------------------------------------------------------------------------------------------
  4,525,000 Macleay Hsg. Corp. (Larchmont Woods)     8.500          01/01/2031          4,875,506
-------------------------------------------------------------------------------------------------
  1,290,000 Madison County IDA (Oneida Healthcare
              Center)                                5.300          02/01/2021          1,299,817
-------------------------------------------------------------------------------------------------
  5,500,000 Madison County IDA (Oneida Healthcare
              Center)                                5.350          02/01/2031          5,495,710
-------------------------------------------------------------------------------------------------
  2,440,000 Mechanicsville HDC                       6.900          08/01/2022          2,447,100


19      ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued

PRINCIPAL                                                                             MARKET VALUE
   AMOUNT                                            COUPON          MATURITY           SEE NOTE 1
==================================================================================================
 NEW YORK Continued
$   135,000 Middleton IDA (Flanagan Design & Display) 7.000%         11/01/2006      $     130,619
--------------------------------------------------------------------------------------------------
    690,000 Middleton IDA (Flanagan Design & Display) 7.500          11/01/2018            632,233
--------------------------------------------------------------------------------------------------
    905,000 Middleton IDA (Fleurchem, Inc.)(a)        8.000          12/01/2016            902,728
--------------------------------------------------------------------------------------------------
  3,955,000 Middletown IDA (Southwinds Retirement
              Home)                                   6.375          03/01/2018          3,657,821
--------------------------------------------------------------------------------------------------
  3,740,000 Middletown IDA (Southwinds Retirement
              Home)                                   8.375          03/01/2018(p)       3,973,862
--------------------------------------------------------------------------------------------------
    555,000 Middletown IDA (YMCA)                     6.250          11/01/2009            526,035
--------------------------------------------------------------------------------------------------
  1,255,000 Middletown IDA (YMCA)                     7.000          11/01/2019          1,152,128
--------------------------------------------------------------------------------------------------
    345,000 Monroe County COP                         8.050          01/01/2011            354,177
--------------------------------------------------------------------------------------------------
  4,260,000 Monroe County IDA (Al Sigl Center)        6.600          12/15/2017          4,111,454
--------------------------------------------------------------------------------------------------
  1,590,000 Monroe County IDA (Al Sigl Center)        7.250          12/15/2015          1,615,472
--------------------------------------------------------------------------------------------------
  3,145,000 Monroe County IDA (Brazill Merk)          7.900          12/15/2014          3,212,114
--------------------------------------------------------------------------------------------------
    900,000 Monroe County IDA (Canal Ponds)           7.000          06/15/2013            937,539
--------------------------------------------------------------------------------------------------
     10,000 Monroe County IDA (Cohber Press)          7.650          12/01/2002             10,035
--------------------------------------------------------------------------------------------------
     10,000 Monroe County IDA (Cohber Press)          7.700          12/01/2003             10,039
--------------------------------------------------------------------------------------------------
    170,000 Monroe County IDA (Cohber Press)          7.850          12/01/2009            171,187
--------------------------------------------------------------------------------------------------
  1,965,000 Monroe County IDA (Collegiate Hsg.
              Foundation-RIT)                         5.375          04/01/2029          1,871,211
--------------------------------------------------------------------------------------------------
  1,768,593 Monroe County IDA (Cottrone Devel.)       9.500          12/01/2010          1,810,332
--------------------------------------------------------------------------------------------------
    950,000 Monroe County IDA (Dayton Rogers
              Manufacturing)                          6.100          12/01/2009            905,150
--------------------------------------------------------------------------------------------------
  2,595,000 Monroe County IDA (DePaul Community
              Facilities)                             5.875          02/01/2028          2,302,725
--------------------------------------------------------------------------------------------------
  5,750,000 Monroe County IDA (DePaul Community
              Facilities)                             5.950          08/01/2028          5,149,987
--------------------------------------------------------------------------------------------------
    880,000 Monroe County IDA (DePaul Community
              Facilities)                             6.450          02/01/2014            951,729
--------------------------------------------------------------------------------------------------
  1,285,000 Monroe County IDA (DePaul Community
              Facilities)                             6.500          02/01/2024          1,342,375
--------------------------------------------------------------------------------------------------
  4,485,000 Monroe County IDA (DePaul Properties)     6.150          09/01/2021          4,128,398
--------------------------------------------------------------------------------------------------
     95,000 Monroe County IDA (DePaul Properties)(a)  8.300          09/01/2002             95,920
--------------------------------------------------------------------------------------------------
 14,154,302 Monroe County IDA (Genesee
              Hospital)(a,b,d)                        7.000          11/01/2018          1,698,941
--------------------------------------------------------------------------------------------------
  1,000,000 Monroe County IDA (Jewish Home)           6.875          04/01/2017          1,007,630
--------------------------------------------------------------------------------------------------
  4,955,000 Monroe County IDA (Jewish Home)           6.875          04/01/2027          4,951,333
--------------------------------------------------------------------------------------------------
    420,000 Monroe County IDA (Machine Tool Research) 7.750          12/01/2006            416,564
--------------------------------------------------------------------------------------------------
    600,000 Monroe County IDA (Machine Tool Research) 8.000          12/01/2011            582,852
--------------------------------------------------------------------------------------------------
    300,000 Monroe County IDA (Machine Tool Research) 8.500          12/01/2013            294,708
--------------------------------------------------------------------------------------------------
  1,165,000 Monroe County IDA (Melles Groit)          9.500          12/01/2009          1,180,518
--------------------------------------------------------------------------------------------------
  1,490,000 Monroe County IDA (Morrell/Morrell)       7.000          12/01/2007          1,506,941
--------------------------------------------------------------------------------------------------
  4,330,000 Monroe County IDA (Piano Works)           7.625          11/01/2016          4,522,295
--------------------------------------------------------------------------------------------------
  1,000,000 Monroe County IDA (Southview Towers)      6.125          02/01/2020          1,086,670
--------------------------------------------------------------------------------------------------
  1,465,000 Monroe County IDA (St. John Fisher
              College)                                5.200          06/01/2019          1,486,785
--------------------------------------------------------------------------------------------------
  2,190,000 Monroe County IDA (St. John Fisher
              College)                                5.250          06/01/2026          2,156,186
--------------------------------------------------------------------------------------------------
  3,075,000 Monroe County IDA (St. John Fisher
              College)                                5.375          06/01/2024          3,085,670
--------------------------------------------------------------------------------------------------
  1,215,000 Monroe County IDA (St. Joseph's
              Parking Garage)(a)                      7.000          11/01/2008          1,185,232
--------------------------------------------------------------------------------------------------
  4,345,000 Monroe County IDA (St. Joseph's
              Parking Garage)(a)                      7.500          11/01/2022          4,134,572
--------------------------------------------------------------------------------------------------
  7,420,000 Monroe County IDA (The Children's
              Beverage Group)(a,b,d)                  8.750          11/01/2010            148,400
--------------------------------------------------------------------------------------------------
    945,000 Monroe County IDA (Volunteers of America) 5.700          08/01/2018            867,973
--------------------------------------------------------------------------------------------------
  2,710,000 Monroe County IDA (Volunteers of America) 5.750          08/01/2028          2,357,050
--------------------------------------------------------------------------------------------------
     60,000 Monroe County IDA (West End Business)     6.750          12/01/2004             60,230
--------------------------------------------------------------------------------------------------
     35,000 Monroe County IDA (West End Business)     6.750          12/01/2004             35,134
--------------------------------------------------------------------------------------------------
    255,000 Monroe County IDA (West End Business)     6.750          12/01/2004            255,979


20      ROCHESTER FUND MUNICIPALS

PRINCIPAL                                                                             MARKET VALUE
   AMOUNT                                             COUPON         MATURITY           SEE NOTE 1
==================================================================================================
 NEW YORK Continued
$   345,000 Monroe County IDA (West End Business)     8.000%         12/01/2014      $     356,809
--------------------------------------------------------------------------------------------------
    170,000 Monroe County IDA (West End Business)     8.000          12/01/2014            175,819
--------------------------------------------------------------------------------------------------
    515,000 Monroe County IDA (West End Business)     8.000          12/01/2014            532,628
--------------------------------------------------------------------------------------------------
  1,375,000 Monroe County IDA (West End Business)     8.000          12/01/2014          1,422,066
--------------------------------------------------------------------------------------------------
 12,000,000 Monroe County IDA (Woodlawn Village)      8.550          11/15/2032         12,815,640
--------------------------------------------------------------------------------------------------
 30,000,000 Monroe County Tobacco Asset
             Securitization Corp.                     6.375          06/01/2035         31,431,600
--------------------------------------------------------------------------------------------------
 13,740,000 Monroe County Tobacco Asset
             Securitization Corp.                     6.625          06/01/2042         14,633,512
--------------------------------------------------------------------------------------------------
 10,000,000 Monroe County Tobacco Asset
             Securitization Corp. RITES(a)           15.089(f)       06/01/2042         11,950,900
--------------------------------------------------------------------------------------------------
    540,000 Monroe HDC (Multifamily Hsg.)             7.000          08/01/2021            559,381
--------------------------------------------------------------------------------------------------
  5,860,000 Montgomery County IDA (ASMF)(a,b,d)       7.250          01/15/2019          3,501,350
--------------------------------------------------------------------------------------------------
  2,295,000 Mount Vernon IDA (Meadowview)             6.150          06/01/2019          2,101,027
--------------------------------------------------------------------------------------------------
  2,500,000 Mount Vernon IDA (Meadowview)             6.200          06/01/2029          2,198,950
--------------------------------------------------------------------------------------------------
 10,000,000 MTA IVRC(a)                               9.531(f)       07/01/2011         11,089,000
--------------------------------------------------------------------------------------------------
 14,200,000 MTA RITES(a)                             15.738(f)       11/15/2025         12,857,816
--------------------------------------------------------------------------------------------------
  2,050,000 MTA Service Contract, Series A            5.125          01/01/2029          1,992,108
--------------------------------------------------------------------------------------------------
 70,575,000 MTA, Series A                             5.000          11/15/2030         68,204,386
--------------------------------------------------------------------------------------------------
  2,875,000 MTA, Series E(w)                          5.250          11/15/2031          2,830,380
--------------------------------------------------------------------------------------------------
  7,675,000 MTA, Series U                             5.125          11/15/2031          7,414,664
--------------------------------------------------------------------------------------------------
 27,850,000 MTS Service Contract, Series B            5.250          01/01/2031         27,424,730
--------------------------------------------------------------------------------------------------
    802,824 Municipal Assistance Corp. for Troy, NY   0.000          07/15/2021            309,641
--------------------------------------------------------------------------------------------------
  1,218,573 Municipal Assistance Corp. for Troy, NY   0.000          01/15/2022            454,028
--------------------------------------------------------------------------------------------------
  2,725,000 Nassau County IDA (ACLD)                  8.125          10/01/2022          2,808,494
--------------------------------------------------------------------------------------------------
  1,380,000 Nassau County IDA (ALIA-ACDS)             7.500          06/01/2015          1,432,537
--------------------------------------------------------------------------------------------------
    270,000 Nassau County IDA (ALIA-ACLD)             7.125          06/01/2017            270,165
--------------------------------------------------------------------------------------------------
    445,000 Nassau County IDA (ALIA-ACLD)             7.500          06/01/2015            461,941
--------------------------------------------------------------------------------------------------
  7,070,000 Nassau County IDA (ALIA-CSMR)             7.000          11/01/2016          6,914,813
--------------------------------------------------------------------------------------------------
  4,025,000 Nassau County IDA (ALIA-CSMR)             7.125          06/01/2017          4,027,455
--------------------------------------------------------------------------------------------------
  2,215,000 Nassau County IDA (ALIA-CSMR)             7.500          06/01/2015          2,299,325
--------------------------------------------------------------------------------------------------
    430,000 Nassau County IDA (ALIA-FREE)             7.125          06/01/2012            430,000
--------------------------------------------------------------------------------------------------
  2,745,000 Nassau County IDA (ALIA-FREE)             7.500          06/01/2015          2,815,739
--------------------------------------------------------------------------------------------------
  4,030,000 Nassau County IDA (ALIA-FREE)             8.150          06/01/2030          4,136,513
--------------------------------------------------------------------------------------------------
  6,610,000 Nassau County IDA (ALIA-FREE)             8.250          06/01/2032          6,610,000
--------------------------------------------------------------------------------------------------
  1,080,000 Nassau County IDA (ALIA-HH)               7.125          06/01/2017          1,080,659
--------------------------------------------------------------------------------------------------
    830,000 Nassau County IDA (ALIA-HHS)              7.125          06/01/2017            830,506
--------------------------------------------------------------------------------------------------
    295,000 Nassau County IDA (ALIA-LVH)              7.500          06/01/2015            306,231
--------------------------------------------------------------------------------------------------
    670,000 Nassau County IDA (CNGCS)                 7.500          06/01/2030            695,507
--------------------------------------------------------------------------------------------------
  2,245,000 Nassau County IDA (CNGCS)                 8.150          06/01/2030          2,304,335
--------------------------------------------------------------------------------------------------
  1,165,000 Nassau County IDA (Leo D. Bernstein
              & Sons)                                 8.000          11/01/2010          1,164,313
--------------------------------------------------------------------------------------------------
  6,060,000 Nassau County IDA (Leo D. Bernstein
              & Sons)                                 8.875          11/01/2026          6,060,970
--------------------------------------------------------------------------------------------------
  4,000,000 Nassau County IDA (Little Village School) 7.500          12/01/2031          4,009,040
--------------------------------------------------------------------------------------------------
  3,000,000 Nassau County IDA (Little Village School) 7.500          12/01/2031          3,001,110
--------------------------------------------------------------------------------------------------
    175,000 Nassau County IDA (RJS Scientific)        8.050          12/01/2005            179,816
--------------------------------------------------------------------------------------------------
  2,700,000 Nassau County IDA (RJS Scientific)        9.050          12/01/2025          2,889,675
--------------------------------------------------------------------------------------------------
  2,759,599 Nassau County IDA (Sharp
              International)(a,b,d)                   7.375          12/01/2007            224,907
--------------------------------------------------------------------------------------------------
  1,752,588 Nassau County IDA (Sharp
              International)(a,b,d)                   7.375          12/01/2007            142,836


21      ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued

PRINCIPAL                                                                             MARKET VALUE
   AMOUNT                                           COUPON           MATURITY           SEE NOTE 1
==================================================================================================
 NEW YORK Continued
$ 2,527,212 Nassau County IDA (Sharp
             International)(a,b,d)                    7.875%         12/01/2012      $     205,968
--------------------------------------------------------------------------------------------------
  1,597,663 Nassau County IDA (Sharp
              International)(a,b,d)                   7.875          12/01/2012            130,210
--------------------------------------------------------------------------------------------------
  2,050,000 Nassau County IDA (United
              Cerebral Palsy)                         6.250          11/01/2014          2,010,435
--------------------------------------------------------------------------------------------------
 25,000,000 Nassau County IDA (Westbury
             Senior Living)                           7.900          11/01/2031         25,054,750
--------------------------------------------------------------------------------------------------
  2,290,000 Nassau County IDA North Shore (CFGA)      6.750          05/01/2024          2,146,989
--------------------------------------------------------------------------------------------------
  4,375,000 Nassau County IFA RITES(a)               15.815(f)       11/15/2021          4,447,450
--------------------------------------------------------------------------------------------------
  2,215,000 Nassau County Tobacco Settlement Corp.    6.250          07/15/2019          2,310,821
--------------------------------------------------------------------------------------------------
  3,295,000 Nassau County Tobacco Settlement Corp.    6.250          07/15/2020          3,426,701
--------------------------------------------------------------------------------------------------
  4,025,000 Nassau County Tobacco Settlement Corp.    6.250          07/15/2020          4,185,879
--------------------------------------------------------------------------------------------------
  2,040,000 Nassau County Tobacco Settlement Corp.    6.250          07/15/2021          2,118,866
--------------------------------------------------------------------------------------------------
  4,900,000 Nassau County Tobacco Settlement Corp.    6.300          07/15/2021          5,105,114
--------------------------------------------------------------------------------------------------
  1,320,000 Nassau County Tobacco Settlement Corp.    6.300          07/15/2022          1,374,384
--------------------------------------------------------------------------------------------------
 35,385,000 Nassau County Tobacco Settlement Corp.    6.400          07/15/2033         36,999,618
--------------------------------------------------------------------------------------------------
 21,070,000 Nassau County Tobacco Settlement Corp.    6.500          07/15/2027         22,193,663
--------------------------------------------------------------------------------------------------
 35,185,000 Nassau County Tobacco Settlement Corp.    6.600          07/15/2039         37,239,804
--------------------------------------------------------------------------------------------------
     20,000 New Hartford HDC (Village Point)          7.375          01/01/2024             20,028
--------------------------------------------------------------------------------------------------
  2,000,000 New Hartford-Sunset Wood Funding Corp.    5.500          02/01/2029          2,037,960
--------------------------------------------------------------------------------------------------
 13,010,000 New Rochelle IDA (College of New
             Rochelle)                                5.250          07/01/2027         12,726,382
--------------------------------------------------------------------------------------------------
  6,500,000 New Rochelle IDA (College of New
              Rochelle)                               5.500          07/01/2019          6,617,780
--------------------------------------------------------------------------------------------------
  4,950,000 Newark-Wayne Community Hospital           5.875          01/15/2033          5,053,999
--------------------------------------------------------------------------------------------------
  2,910,000 Newark-Wayne Community Hospital           7.600          09/01/2015          2,840,218
--------------------------------------------------------------------------------------------------
  1,500,000 Niagara County IDA (Niagara University)   5.350          11/01/2023          1,497,810
--------------------------------------------------------------------------------------------------
  5,400,000 Niagara County IDA (Niagara University)   5.400          11/01/2031          5,276,016
--------------------------------------------------------------------------------------------------
  1,900,000 Niagara County IDA (Sevenson Hotel)       6.600          05/01/2007          1,901,159
--------------------------------------------------------------------------------------------------
  3,300,000 Niagara County IDA (Solid Waste Disposal) 5.550          11/15/2024          3,313,200
--------------------------------------------------------------------------------------------------
  6,500,000 Niagara County IDA (Solid Waste Disposal) 5.625          11/15/2024          6,648,330
--------------------------------------------------------------------------------------------------
    225,000 Niagara County Tobacco Asset
              Securitization Corp.                    6.250          05/15/2034            233,750
--------------------------------------------------------------------------------------------------
  5,085,000 Niagara County Tobacco Asset
              Securitization Corp.                    6.250          05/15/2040          5,282,756
--------------------------------------------------------------------------------------------------
  1,700,000 Niagara Falls CSD COP (High
              School Facility)                        5.375          06/15/2028          1,654,729
--------------------------------------------------------------------------------------------------
    750,000 Niagara Falls CSD COP (High
              School Facility)                        6.625          06/15/2028            807,892
--------------------------------------------------------------------------------------------------
    715,000 North Babylon Volunteer Fire Company      5.750          08/01/2022            739,953
--------------------------------------------------------------------------------------------------
  1,555,000 North Country Devel. Authority
              (Clarkson University)                   5.500          07/01/2019          1,601,168
--------------------------------------------------------------------------------------------------
  3,145,000 North Country Devel. Authority
              (Clarkson University)                   5.500          07/01/2029          3,157,171
--------------------------------------------------------------------------------------------------
    585,000 North Tonawanda HDC (Bishop Gibbons
              Associates)                             6.800          12/15/2007            616,233
--------------------------------------------------------------------------------------------------
  3,295,000 North Tonawanda HDC (Bishop Gibbons
              Associates)                             7.375          12/15/2021          3,733,103
--------------------------------------------------------------------------------------------------
     25,000 Nunda GO                                  8.000          05/01/2010             31,528
--------------------------------------------------------------------------------------------------
 20,000,000 NY Convention Center COP (Yale
              Building Acquisition)                   6.500          12/01/2004         20,391,600
--------------------------------------------------------------------------------------------------
 17,815,000 NY Counties Tobacco Trust I (TASC)        6.500          06/01/2035         18,819,410
--------------------------------------------------------------------------------------------------
 59,090,000 NY Counties Tobacco Trust I (TASC)        6.625          06/01/2042         62,932,623
--------------------------------------------------------------------------------------------------
 13,240,000 NY Counties Tobacco Trust I (TASC)
              RITES(a)                               15.085(f)       06/01/2028         14,847,998
--------------------------------------------------------------------------------------------------
    435,000 NY Counties Tobacco Trust II (TASC)       5.250          06/01/2025            419,536
--------------------------------------------------------------------------------------------------
 22,400,000 NY Counties Tobacco Trust II (TASC)       5.625          06/01/2035         21,906,304
--------------------------------------------------------------------------------------------------
 52,905,000 NY Counties Tobacco Trust II (TASC)       5.750          06/01/2043         52,367,485
--------------------------------------------------------------------------------------------------
    270,000 NYC GO                                    0.000          05/15/2011            181,464
--------------------------------------------------------------------------------------------------
  4,990,000 NYC GO                                    0.000          11/15/2011          3,279,528


22      ROCHESTER FUND MUNICIPALS

PRINCIPAL                                                                             MARKET VALUE
   AMOUNT                                            COUPON          MATURITY           SEE NOTE 1
==================================================================================================
 NEW YORK Continued
$   200,000 NYC GO                                    0.000%         05/15/2012      $     127,176
--------------------------------------------------------------------------------------------------
     40,000 NYC GO                                    0.000          10/01/2012             24,999
--------------------------------------------------------------------------------------------------
    500,000 NYC GO                                    5.000          03/15/2018            497,540
--------------------------------------------------------------------------------------------------
  5,000,000 NYC GO                                    5.125          03/15/2025          4,966,450
--------------------------------------------------------------------------------------------------
  1,015,000 NYC GO                                    5.250          08/15/2023          1,009,164
--------------------------------------------------------------------------------------------------
    500,000 NYC GO                                    5.250          08/01/2024            496,420
--------------------------------------------------------------------------------------------------
 33,420,000 NYC GO                                    5.250          06/01/2027         33,011,273
--------------------------------------------------------------------------------------------------
 26,350,000 NYC GO                                    5.250          03/15/2032         25,785,056
--------------------------------------------------------------------------------------------------
 20,825,000 NYC GO                                    5.375          12/01/2026         20,885,184
--------------------------------------------------------------------------------------------------
  2,465,000 NYC GO                                    5.375          03/15/2028          2,469,955
--------------------------------------------------------------------------------------------------
 55,765,000 NYC GO                                    5.375          06/01/2032         55,597,705
--------------------------------------------------------------------------------------------------
     85,000 NYC GO                                    5.500          10/01/2018             86,244
--------------------------------------------------------------------------------------------------
  1,255,000 NYC GO                                    5.500          06/01/2028          1,269,683
--------------------------------------------------------------------------------------------------
 23,215,000 NYC GO                                    5.500          12/01/2031         23,392,130
--------------------------------------------------------------------------------------------------
  6,770,000 NYC GO                                    5.500          11/15/2037          6,808,250
--------------------------------------------------------------------------------------------------
     20,000 NYC GO                                    5.625          08/01/2016             21,233
--------------------------------------------------------------------------------------------------
  5,000,000 NYC GO                                    5.625          03/15/2019          5,204,550
--------------------------------------------------------------------------------------------------
     35,000 NYC GO                                    5.750          02/01/2020             36,033
--------------------------------------------------------------------------------------------------
  4,845,000 NYC GO                                    6.000          02/01/2011          5,162,735
--------------------------------------------------------------------------------------------------
    397,000 NYC GO                                    6.500          08/01/2014            438,919
--------------------------------------------------------------------------------------------------
  1,580,000 NYC GO                                    6.500          08/01/2015          1,694,108
--------------------------------------------------------------------------------------------------
  1,580,000 NYC GO                                    6.625          08/01/2025          1,796,981
--------------------------------------------------------------------------------------------------
      5,000 NYC GO                                    7.000          02/01/2010              5,024
--------------------------------------------------------------------------------------------------
 15,000,000 NYC GO                                    7.000          10/01/2011         15,425,400
--------------------------------------------------------------------------------------------------
      5,000 NYC GO                                    7.000          10/01/2012(p)           5,147
--------------------------------------------------------------------------------------------------
     20,000 NYC GO                                    7.000          02/01/2018             20,387
--------------------------------------------------------------------------------------------------
      5,000 NYC GO                                    7.000          02/01/2020(p)           5,101
--------------------------------------------------------------------------------------------------
      5,000 NYC GO                                    7.250          08/15/2024              5,022
--------------------------------------------------------------------------------------------------
     15,000 NYC GO                                    7.500          02/01/2016             15,297
--------------------------------------------------------------------------------------------------
     10,000 NYC GO                                    7.500          02/01/2018             10,198
--------------------------------------------------------------------------------------------------
      5,000 NYC GO                                    7.625          02/01/2014              5,099
--------------------------------------------------------------------------------------------------
     15,000 NYC GO                                    7.750          08/15/2028             15,114
--------------------------------------------------------------------------------------------------
      5,000 NYC GO                                    8.250          08/01/2014              5,067
--------------------------------------------------------------------------------------------------
  1,750,000 NYC GO CAB                                0.000(v)       05/15/2014          1,801,450
--------------------------------------------------------------------------------------------------
    500,000 NYC GO CAB                                0.000(v)       08/01/2014            500,105
--------------------------------------------------------------------------------------------------
 16,387,000 NYC GO CARS                              10.370(f)       08/12/2010         16,989,058
--------------------------------------------------------------------------------------------------
  8,387,000 NYC GO CARS                              10.370(f)       09/01/2011          8,698,493
--------------------------------------------------------------------------------------------------
    100,000 NYC GO DIAMONDS                           0.000(v)       08/01/2025             78,662
--------------------------------------------------------------------------------------------------
    500,000 NYC GO SERIES H                           5.375          08/01/2027            501,080
--------------------------------------------------------------------------------------------------
    356,927 NYC HDC (Albert Einstein Staff Hsg.)(c)   6.500          12/15/2017            375,262
--------------------------------------------------------------------------------------------------
  1,355,288 NYC HDC (Atlantic Plaza Towers)           7.034          02/15/2019          1,425,492
--------------------------------------------------------------------------------------------------
  1,045,000 NYC HDC (Barclay Avenue)                  6.450          04/01/2017          1,100,845
--------------------------------------------------------------------------------------------------
  4,055,000 NYC HDC (Barclay Avenue)                  6.600          04/01/2033          4,211,807
--------------------------------------------------------------------------------------------------
    336,016 NYC HDC (Bay Towers)                      6.500          08/15/2017            353,391
--------------------------------------------------------------------------------------------------
  2,512,140 NYC HDC (Boulevard Towers)                6.500          08/15/2017          2,641,666


23      ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued

PRINCIPAL                                                                             MARKET VALUE
   AMOUNT                                            COUPON          MATURITY           SEE NOTE 1
==================================================================================================
 NEW YORK Continued
$   428,066 NYC HDC (Bridgeview III)                  6.500%         12/15/2017      $     450,201
--------------------------------------------------------------------------------------------------
    455,422 NYC HDC (Cadman Plaza North)              7.000          12/15/2018            478,594
--------------------------------------------------------------------------------------------------
  1,185,089 NYC HDC (Cadman Towers)                   6.500          11/15/2018          1,246,252
--------------------------------------------------------------------------------------------------
    170,140 NYC HDC (Candia House)                    6.500          06/15/2018            178,895
--------------------------------------------------------------------------------------------------
  3,257,323 NYC HDC (Clinton Towers)                  6.500          07/15/2017          3,425,270
--------------------------------------------------------------------------------------------------
    279,665 NYC HDC (Contello III)                    7.000          12/15/2018            294,177
--------------------------------------------------------------------------------------------------
  1,337,901 NYC HDC (Cooper Gramercy)                 6.500          08/15/2017          1,406,883
--------------------------------------------------------------------------------------------------
  1,020,808 NYC HDC (Court Plaza)                     6.500          08/15/2017          1,073,594
--------------------------------------------------------------------------------------------------
  1,562,297 NYC HDC (Crown Gardens)                   7.250          01/15/2019          1,643,849
--------------------------------------------------------------------------------------------------
  3,282,155 NYC HDC (East Midtown Plaza)              6.500          11/15/2018          3,451,547
--------------------------------------------------------------------------------------------------
  3,167,504 NYC HDC (Esplanade Gardens)               7.000          01/15/2019          3,332,056
--------------------------------------------------------------------------------------------------
     75,840 NYC HDC (Essex Terrace)                   6.500          07/15/2018             79,743
--------------------------------------------------------------------------------------------------
    459,595 NYC HDC (Forest Park Crescent)            6.500          12/15/2017            483,292
--------------------------------------------------------------------------------------------------
  1,511,205 NYC HDC (Gouverneur Gardens)              7.034          02/15/2019          1,589,758
--------------------------------------------------------------------------------------------------
    331,157 NYC HDC (Heywood Towers)                  6.500          10/15/2017            348,232
--------------------------------------------------------------------------------------------------
  3,737,098 NYC HDC (Hudsonview Terrace)              6.500          09/15/2017          3,929,782
--------------------------------------------------------------------------------------------------
  1,054,196 NYC HDC (Janel Towers)                    6.500          09/15/2017          1,108,708
--------------------------------------------------------------------------------------------------
    368,506 NYC HDC (Kingsbridge Arms)                6.500          08/15/2017            387,562
--------------------------------------------------------------------------------------------------
    209,937 NYC HDC (Kingsbridge Arms)                6.500          11/15/2018            220,740
--------------------------------------------------------------------------------------------------
  1,134,417 NYC HDC (Leader House)                    6.500          03/15/2018          1,192,794
--------------------------------------------------------------------------------------------------
  1,594,497 NYC HDC (Lincoln-Amsterdam)               7.250          11/15/2018          1,675,657
--------------------------------------------------------------------------------------------------
    187,537 NYC HDC (Middagh St. Studio Apartments)   6.500          01/15/2018            197,187
--------------------------------------------------------------------------------------------------
  2,438,299 NYC HDC (Montefiore Hospital Hsg.
              Sec. II)                                6.500          10/15/2017          2,564,018
--------------------------------------------------------------------------------------------------
  3,000,000 NYC HDC (Multifamily Hsg.), Series A      5.500          11/01/2034          3,008,790
--------------------------------------------------------------------------------------------------
 10,470,000 NYC HDC (Multifamily Hsg.), Series A      5.600          11/01/2042         10,687,567
------------------------------------------------------------------------------------------------
    100,000 NYC HDC (Multifamily Hsg.), Series A      5.850          05/01/2025            101,517
--------------------------------------------------------------------------------------------------
  9,880,000 NYC HDC (Multifamily Hsg.), Series A      6.600          04/01/2030         10,179,562
--------------------------------------------------------------------------------------------------
    775,000 NYC HDC (Multifamily Hsg.), Series C      5.700          05/01/2031            784,680
--------------------------------------------------------------------------------------------------
    800,533 NYC HDC (New Amsterdam House)             6.500          08/15/2018            841,728
--------------------------------------------------------------------------------------------------
    818,323 NYC HDC (New Amsterdam House)             6.500          08/15/2018            819,911
--------------------------------------------------------------------------------------------------
    988,913 NYC HDC (Riverbend)                       6.500          11/15/2018          1,039,951
--------------------------------------------------------------------------------------------------
  6,136,479 NYC HDC (Riverside Park Community)        7.250          11/15/2018          6,457,478
--------------------------------------------------------------------------------------------------
    432,847 NYC HDC (RNA House)                       7.000          12/15/2018            455,381
--------------------------------------------------------------------------------------------------
    616,772 NYC HDC (Robert Fulton Terrace)           6.500          12/15/2017            648,665
--------------------------------------------------------------------------------------------------
    226,060 NYC HDC (Rosalie Manning Apartments)      7.034          11/15/2018            237,797
--------------------------------------------------------------------------------------------------
    601,525 NYC HDC (Scott Tower)                     7.000          12/15/2018            632,738
--------------------------------------------------------------------------------------------------
    824,958 NYC HDC (Seaview Towers)                  6.500          01/15/2018            867,411
--------------------------------------------------------------------------------------------------
  1,534,424 NYC HDC (Sky View Towers)                 6.500          11/15/2018          1,613,385
--------------------------------------------------------------------------------------------------
    340,207 NYC HDC (St. Martin Tower)                6.500          11/15/2018            357,765
--------------------------------------------------------------------------------------------------
  1,571,175 NYC HDC (Stevenson Commons)               6.500          05/15/2018          1,652,028
--------------------------------------------------------------------------------------------------
    448,802 NYC HDC (Strycker's Bay Apartments)       7.034          11/15/2018            470,147
--------------------------------------------------------------------------------------------------
  1,570,201 NYC HDC (Tivoli Towers)                   6.500          01/15/2018          1,650,328
--------------------------------------------------------------------------------------------------
    213,295 NYC HDC (Town House West)                 6.500          01/15/2018            224,156
--------------------------------------------------------------------------------------------------
    328,023 NYC HDC (Tri-Faith House)                 7.000          01/15/2019            345,005
--------------------------------------------------------------------------------------------------
  1,386,688 NYC HDC (University River View)           6.500          08/15/2017          1,458,393


24      ROCHESTER FUND MUNICIPALS

PRINCIPAL                                                                             MARKET VALUE
   AMOUNT                                            COUPON          MATURITY           SEE NOTE 1
==================================================================================================
 NEW YORK Continued
$   418,015 NYC HDC (Washington Square Southeast)     7.000%         01/15/2019      $     439,367
--------------------------------------------------------------------------------------------------
    376,397 NYC HDC (West Side Manor)                 6.500          11/15/2018            395,766
--------------------------------------------------------------------------------------------------
  3,918,910 NYC HDC (West Village)                    6.500          11/15/2013          4,122,811
--------------------------------------------------------------------------------------------------
    239,303 NYC HDC (Westview Apartments)             6.500          10/15/2017            251,678
--------------------------------------------------------------------------------------------------
    558,101 NYC HDC (Woodstock Terrace)               7.034          02/15/2019            587,017
--------------------------------------------------------------------------------------------------
 27,600,000 NYC Health & Hospital Corp.               5.250          02/15/2017         27,796,512
--------------------------------------------------------------------------------------------------
     25,000 NYC Health & Hospital Corp.               5.750          02/15/2022             25,715
--------------------------------------------------------------------------------------------------
  5,875,000 NYC Health & Hospital Corp. RITES(a)     15.324(f)       02/15/2020          5,895,797
--------------------------------------------------------------------------------------------------
  1,275,000 NYC IDA (A Very Special Place)            5.750          01/01/2029          1,033,375
--------------------------------------------------------------------------------------------------
    580,000 NYC IDA (A-Lite Vertical Products)        6.750          11/01/2009            549,393
--------------------------------------------------------------------------------------------------
  1,330,000 NYC IDA (A-Lite Vertical Products)        7.500          11/01/2019          1,260,694
--------------------------------------------------------------------------------------------------
  3,600,000 NYC IDA (Acme Architectural Products)     6.375          11/01/2019          3,259,656
--------------------------------------------------------------------------------------------------
  1,110,000 NYC IDA (Ahava Dairy Manufacturing Corp.) 8.000          11/01/2010          1,078,143
--------------------------------------------------------------------------------------------------
  5,985,000 NYC IDA (Ahava Dairy Manufacturing Corp.) 8.500          11/01/2026          5,689,760
--------------------------------------------------------------------------------------------------
 22,850,000 NYC IDA (Airis JFK I/JFK International
              Airport)                                5.500          07/01/2028         21,555,319
--------------------------------------------------------------------------------------------------
 20,745,000 NYC IDA (Airis JFK I/JFK International
              Airport)                                6.000          07/01/2027         20,898,098
--------------------------------------------------------------------------------------------------
  1,035,000 NYC IDA (ALA Realty)                      7.500          12/01/2010          1,089,472
--------------------------------------------------------------------------------------------------
  1,450,000 NYC IDA (ALA Realty)                      8.375          12/01/2015          1,561,026
--------------------------------------------------------------------------------------------------
    395,000 NYC IDA (Allied Metal)                    6.375          12/01/2014            372,177
--------------------------------------------------------------------------------------------------
    940,000 NYC IDA (Allied Metal)                    7.125          12/01/2027            884,173
--------------------------------------------------------------------------------------------------
    825,000 NYC IDA (Alrue Import Corp.)              8.000          11/01/2011            824,505
--------------------------------------------------------------------------------------------------
  3,845,000 NYC IDA (Alrue Import Corp.)              8.875          02/01/2026          3,858,381
--------------------------------------------------------------------------------------------------
  3,420,000 NYC IDA (Amboy Properties)                6.750          06/01/2020          3,244,144
--------------------------------------------------------------------------------------------------
  2,595,000 NYC IDA (American Airlines)               5.400          07/01/2019          1,979,674
--------------------------------------------------------------------------------------------------
 29,860,000 NYC IDA (American Airlines)               5.400          07/01/2020         22,587,896
--------------------------------------------------------------------------------------------------
 35,575,000 NYC IDA (American Airlines)               6.900          08/01/2024         31,477,827
--------------------------------------------------------------------------------------------------
  1,295,000 NYC IDA (Atlantic Paste & Glue Company)   6.000          11/01/2007          1,242,229
--------------------------------------------------------------------------------------------------
  4,620,000 NYC IDA (Atlantic Paste & Glue Company)   6.625          11/01/2019          4,227,392
--------------------------------------------------------------------------------------------------
  1,160,000 NYC IDA (Atlantic Veal & Lamb)            8.375          12/01/2016          1,210,066
--------------------------------------------------------------------------------------------------
    785,000 NYC IDA (Baco Enterprises)                7.500          11/01/2011            780,423
--------------------------------------------------------------------------------------------------
  1,685,000 NYC IDA (Baco Enterprises)                8.500          11/01/2021          1,672,565
--------------------------------------------------------------------------------------------------
    415,000 NYC IDA (Bark Frameworks)                 6.000          11/01/2007            399,520
--------------------------------------------------------------------------------------------------
  1,500,000 NYC IDA (Bark Frameworks)                 6.750          11/01/2019          1,387,815
--------------------------------------------------------------------------------------------------
 11,480,000 NYC IDA (Berkeley Carroll School)         6.100          11/01/2028         10,224,547
--------------------------------------------------------------------------------------------------
 31,395,000 NYC IDA (British Airways)                 5.250          12/01/2032         21,672,282
--------------------------------------------------------------------------------------------------
 10,000,000 NYC IDA (British Airways)(w)              7.625          12/01/2032          9,740,000
--------------------------------------------------------------------------------------------------
     45,000 NYC IDA (Brooklyn Heights Montessori
              School)                                 8.400          09/01/2002             45,093
--------------------------------------------------------------------------------------------------
  3,075,000 NYC IDA (Brooklyn Heights Montessori
              School)                                 8.500          01/01/2027          3,281,917
--------------------------------------------------------------------------------------------------
    660,000 NYC IDA (Brooklyn Heights Montessori
              School)                                 8.900          09/01/2011            675,048
--------------------------------------------------------------------------------------------------
  1,690,000 NYC IDA (Brooklyn Heights Montessori
              School)                                 9.200          09/01/2021          1,762,738
--------------------------------------------------------------------------------------------------
 66,630,000 NYC IDA (Brooklyn Navy Yard
              Cogeneration Partners)                  5.650          10/01/2028         65,681,855
--------------------------------------------------------------------------------------------------
121,970,000 NYC IDA (Brooklyn Navy Yard
              Cogeneration Partners)                  5.750          10/01/2036        121,054,005
-------------------------------------------------------------------------------------------------
    600,000 NYC IDA (Brooklyn Navy Yard
              Cogeneration Partners)                  6.200          10/01/2022            635,712
--------------------------------------------------------------------------------------------------
    415,000 NYC IDA (Cellini Furniture
              Crafters)(a)                            6.625          11/01/2009            382,593
--------------------------------------------------------------------------------------------------
    885,000 NYC IDA (Cellini Furniture
              Crafters)(a)                            7.125          11/01/2019            799,757


25      ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued

PRINCIPAL                                                                             MARKET VALUE
   AMOUNT                                             COUPON         MATURITY           SEE NOTE 1
==================================================================================================
 NEW YORK Continued
$ 2,235,000 NYC IDA (Chardan Corp.)                   7.750%         11/01/2020      $   2,218,439
--------------------------------------------------------------------------------------------------
  1,230,000 NYC IDA (CNC Associates NY)               6.500          11/01/2007          1,205,917
--------------------------------------------------------------------------------------------------
  4,685,000 NYC IDA (CNC Associates NY)               7.500          11/01/2019          4,544,872
--------------------------------------------------------------------------------------------------
  2,500,000 NYC IDA (College of Aeronautics)          5.450          05/01/2018          2,407,650
--------------------------------------------------------------------------------------------------
  9,590,000 NYC IDA (College of Aeronautics)          5.500          05/01/2028          8,945,648
--------------------------------------------------------------------------------------------------
  2,500,000 NYC IDA (College of New Rochelle)         5.750          09/01/2017          2,601,750
--------------------------------------------------------------------------------------------------
  2,900,000 NYC IDA (College of New Rochelle)         5.800          09/01/2026          2,980,301
--------------------------------------------------------------------------------------------------
  3,260,000 NYC IDA (Community Hospital of Brooklyn)  6.875          11/01/2010          3,158,027
--------------------------------------------------------------------------------------------------
  3,975,000 NYC IDA (Comprehensive Care Management)   6.375          11/01/2028          3,699,572
--------------------------------------------------------------------------------------------------
  1,575,000 NYC IDA (Comprehensive Care Management)   6.375          11/01/2028          1,466,057
--------------------------------------------------------------------------------------------------
  1,770,000 NYC IDA (Comprehensive Care Management)   7.875          12/01/2016          1,938,876
--------------------------------------------------------------------------------------------------
  1,610,000 NYC IDA (Comprehensive Care Management)   8.000          12/01/2011          1,699,130
--------------------------------------------------------------------------------------------------
  8,105,000 NYC IDA (Crowne Plaza-LaGuardia)          6.000          11/01/2028          6,343,135
--------------------------------------------------------------------------------------------------
  1,015,000 NYC IDA (Dioni)                           6.000          11/01/2007            976,958
--------------------------------------------------------------------------------------------------
  3,600,000 NYC IDA (Dioni)                           6.625          11/01/2019          3,318,624
--------------------------------------------------------------------------------------------------
  1,300,000 NYC IDA (Display Creations)               7.000          06/01/2008          1,326,936
--------------------------------------------------------------------------------------------------
    135,000 NYC IDA (Eden II School)                  7.750          06/01/2004            136,860
--------------------------------------------------------------------------------------------------
  2,505,000 NYC IDA (Eden II School)                  8.750          06/01/2019          2,607,379
--------------------------------------------------------------------------------------------------
 10,055,000 NYC IDA (Elmhurst Parking Garage)         7.500          07/30/2003         10,502,045
--------------------------------------------------------------------------------------------------
    875,000 NYC IDA (Excel Paint Applicators)(a)      8.250          11/01/2010            846,221
--------------------------------------------------------------------------------------------------
  4,825,000 NYC IDA (Excel Paint Applicators)(a)      8.625          11/01/2026          4,571,736
--------------------------------------------------------------------------------------------------
  5,000,000 NYC IDA (Field Hotel Associates/JFK
              International Airport)                  6.000          11/01/2028          3,913,100
--------------------------------------------------------------------------------------------------
  7,315,000 NYC IDA (Friends Seminary School)         7.125          09/15/2031          7,813,590
--------------------------------------------------------------------------------------------------
  3,280,000 NYC IDA (Gabrielli Truck Sales)           8.125          12/01/2017          3,370,200
--------------------------------------------------------------------------------------------------
  2,075,000 NYC IDA (Gateway School of NY)            6.200          11/01/2012          1,970,109
--------------------------------------------------------------------------------------------------
  2,265,000 NYC IDA (Gateway School of NY)            6.500          11/01/2019          2,127,401
--------------------------------------------------------------------------------------------------
  2,175,000 NYC IDA (Good Shepherd Services)          5.875          06/01/2014          1,959,022
--------------------------------------------------------------------------------------------------
  1,195,000 NYC IDA (Graphic Artists)                 8.250          12/30/2023          1,233,144
--------------------------------------------------------------------------------------------------
    530,000 NYC IDA (Herbert G. Birch Childhood
              Project)                                7.375          02/01/2009            540,107
--------------------------------------------------------------------------------------------------
  2,195,000 NYC IDA (Herbert G. Birch Childhood
              Project)                                8.375          02/01/2022          2,318,293
--------------------------------------------------------------------------------------------------
    615,000 NYC IDA (HiTech Res Rec)                  9.250          08/01/2008            621,802
--------------------------------------------------------------------------------------------------
  2,140,000 NYC IDA (House of Spices)                 9.250          10/15/2011          2,174,154
--------------------------------------------------------------------------------------------------
  1,000,000 NYC IDA (Institute of International
              Education)                              5.250          09/01/2021            996,930
--------------------------------------------------------------------------------------------------
  3,000,000 NYC IDA (Institute of International
              Education)                              5.250          09/01/2031          2,927,580
--------------------------------------------------------------------------------------------------
  6,040,000 NYC IDA (JBFS)                            6.750          12/15/2012          6,126,976
--------------------------------------------------------------------------------------------------
  1,605,000 NYC IDA (Julia Gray)                      7.500          11/01/2020          1,584,745
--------------------------------------------------------------------------------------------------
    970,000 NYC IDA (Just Bagels Manufacturing)       8.500          11/01/2016            970,902
--------------------------------------------------------------------------------------------------
  1,080,000 NYC IDA (Just Bagels Manufacturing)       8.750          11/01/2026          1,081,296
--------------------------------------------------------------------------------------------------
  1,675,000 NYC IDA (Koenig Iron Works)               8.375          12/01/2025          1,755,400
--------------------------------------------------------------------------------------------------
  1,940,000 NYC IDA (L&M Optical Disc)                7.125          11/01/2010          1,966,035
--------------------------------------------------------------------------------------------------
  3,025,000 NYC IDA (Little Redevelopment
              Schoolhouse)                            6.750          11/01/2018          2,954,548
--------------------------------------------------------------------------------------------------
    680,000 NYC IDA (Lucky Polyethylene
              Manufacturing Company)                  7.000          11/01/2009            648,509
--------------------------------------------------------------------------------------------------
  2,995,000 NYC IDA (Lucky Polyethylene
              Manufacturing Company)                  7.800          11/01/2024          2,774,179
--------------------------------------------------------------------------------------------------
 23,000,000 NYC IDA (Magen David Yeshivah)            5.700          06/15/2027         23,110,400
--------------------------------------------------------------------------------------------------
  3,875,000 NYC IDA (Marymount School of NY)          5.250          09/01/2031          3,683,497


26      ROCHESTER FUND MUNICIPALS

PRINCIPAL                                                                             MARKET VALUE
   AMOUNT                                             COUPON         MATURITY           SEE NOTE 1
==================================================================================================
 NEW YORK Continued
$19,335,000 NYC IDA (MediSys Health Network)          6.250%         03/15/2024      $  17,942,107
--------------------------------------------------------------------------------------------------
  2,325,000 NYC IDA (Mesorah Publications)            6.450          02/01/2011          2,304,749
--------------------------------------------------------------------------------------------------
  4,790,000 NYC IDA (Mesorah Publications)            6.950          02/01/2021          4,708,666
--------------------------------------------------------------------------------------------------
  2,275,000 NYC IDA (Morrisons Pastry)                6.500          11/01/2019          1,983,663
--------------------------------------------------------------------------------------------------
  4,505,000 NYC IDA (Nekboh)                          9.625          05/01/2011          4,540,049
--------------------------------------------------------------------------------------------------
 12,840,000 NYC IDA (Northwest Airlines)              6.000          06/01/2027         10,292,416
--------------------------------------------------------------------------------------------------
    500,000 NYC IDA (NY Blood Center)                 7.200          05/01/2012(p)         545,380
--------------------------------------------------------------------------------------------------
  3,000,000 NYC IDA (NY Blood Center)                 7.250          05/01/2022(p)       3,274,980
--------------------------------------------------------------------------------------------------
    395,000 NYC IDA (NY Hostel Company)               6.750          01/01/2004            398,673
--------------------------------------------------------------------------------------------------
  4,400,000 NYC IDA (NY Hostel Company)               7.600          01/01/2017          4,570,016
--------------------------------------------------------------------------------------------------
    590,000 NYC IDA (NY Vanities & Manufacturing)     7.000          11/01/2009            569,261
--------------------------------------------------------------------------------------------------
  1,405,000 NYC IDA (NY Vanities & Manufacturing)     7.500          11/01/2019          1,331,785
--------------------------------------------------------------------------------------------------
  1,880,000 NYC IDA (NYC Outward Bound Center)        7.250          11/01/2010          1,909,084
--------------------------------------------------------------------------------------------------
    765,000 NYC IDA (Paradise Products)               7.125          11/01/2007            762,345
--------------------------------------------------------------------------------------------------
  4,475,000 NYC IDA (Paradise Products)               8.250          11/01/2022          4,595,198
--------------------------------------------------------------------------------------------------
  1,225,000 NYC IDA (Petrocelli Electric)             7.250          11/01/2007          1,233,710
--------------------------------------------------------------------------------------------------
    350,000 NYC IDA (Petrocelli Electric)             7.250          11/01/2008            352,775
--------------------------------------------------------------------------------------------------
  3,780,000 NYC IDA (Petrocelli Electric)             8.000          11/01/2017          3,870,720
--------------------------------------------------------------------------------------------------
    940,000 NYC IDA (Petrocelli Electric)             8.000          11/01/2018            964,440
--------------------------------------------------------------------------------------------------
     70,000 NYC IDA (Polytechnic University)          6.000          11/01/2020             72,308
--------------------------------------------------------------------------------------------------
 14,200,000 NYC IDA (Polytechnic University)          6.125          11/01/2030         14,637,360
--------------------------------------------------------------------------------------------------
    500,000 NYC IDA (Pop Display)                     6.750          12/30/2014            502,955
--------------------------------------------------------------------------------------------------
  2,645,000 NYC IDA (Pop Display)                     7.900          12/30/2014          2,677,004
--------------------------------------------------------------------------------------------------
  2,240,000 NYC IDA (Precision Gear)                  6.375          11/01/2024          2,050,474
--------------------------------------------------------------------------------------------------
  1,910,000 NYC IDA (Precision Gear)                  6.375          11/01/2024          1,748,395
--------------------------------------------------------------------------------------------------
    930,000 NYC IDA (Precision Gear)                  7.625          11/01/2024            925,015
--------------------------------------------------------------------------------------------------
    815,000 NYC IDA (PRFF)                            7.000          10/01/2016            833,280
--------------------------------------------------------------------------------------------------
  1,290,000 NYC IDA (Priority Mailers)                9.000          03/01/2010          1,305,119
--------------------------------------------------------------------------------------------------
    710,000 NYC IDA (Promotional Slideguide)          7.500          12/01/2010            751,123
--------------------------------------------------------------------------------------------------
  1,065,000 NYC IDA (Promotional Slideguide)          7.875          12/01/2015          1,130,359
--------------------------------------------------------------------------------------------------
    460,000 NYC IDA (Psycho Therapy)                  9.625          04/01/2010            460,777
--------------------------------------------------------------------------------------------------
  3,385,000 NYC IDA (Riverdale Terrace Hsg. Devel.
              Fund)                                   6.250          11/01/2014          3,173,573
--------------------------------------------------------------------------------------------------
  8,595,000 NYC IDA (Riverdale Terrace Hsg. Devel.
              Fund)                                   6.750          11/01/2028          7,893,390
--------------------------------------------------------------------------------------------------
  1,835,000 NYC IDA (Sahadi Fine Foods)               6.250          11/01/2009          1,773,069
--------------------------------------------------------------------------------------------------
  4,085,000 NYC IDA (Sahadi Fine Foods)               6.750          11/01/2019          3,902,033
--------------------------------------------------------------------------------------------------
  4,295,000 NYC IDA (Sequins International)           8.950          01/30/2016          4,399,240
--------------------------------------------------------------------------------------------------
  3,650,000 NYC IDA (South Bronx Overall Economic
              Devel.)                                 8.625          12/01/2025          3,618,208
--------------------------------------------------------------------------------------------------
  4,255,000 NYC IDA (Special Needs Facilities
              Pooled Program)                         6.650          07/01/2023          4,040,888
--------------------------------------------------------------------------------------------------
  1,770,000 NYC IDA (Special Needs Facilities
              Pooled Program)                          7.12         508/01/2006          1,810,940
--------------------------------------------------------------------------------------------------
  7,010,000 NYC IDA (Special Needs Facilities
              Pooled Program)                         7.875          08/01/2025          7,311,500
--------------------------------------------------------------------------------------------------
  5,115,000 NYC IDA (St. Bernard's School)            7.000          12/01/2021          5,416,990
--------------------------------------------------------------------------------------------------
     10,000 NYC IDA (Staten Island University
              Hospital)                               6.375          07/01/2031             10,023
--------------------------------------------------------------------------------------------------
  2,045,000 NYC IDA (Staten Island University
              Hospital)                               6.375          07/01/2031          2,049,785
--------------------------------------------------------------------------------------------------
    585,000 NYC IDA (Streamline Plastics)             7.750          12/01/2015            594,986
--------------------------------------------------------------------------------------------------
  1,275,000 NYC IDA (Streamline Plastics)             8.125          12/01/2025          1,314,423


27      ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued

PRINCIPAL                                                                             MARKET VALUE
   AMOUNT                                            COUPON          MATURITY           SEE NOTE 1
==================================================================================================
 NEW YORK Continued
$    85,000 NYC IDA (Summit School)                   7.250%         12/01/2004      $      85,626
--------------------------------------------------------------------------------------------------
  1,485,000 NYC IDA (Summit School)                   8.250          12/01/2024          1,536,218
--------------------------------------------------------------------------------------------------
    510,000 NYC IDA (Terminal One Group Association)  6.000          01/01/2015            520,639
--------------------------------------------------------------------------------------------------
 25,460,000 NYC IDA (Terminal One Group Association)  6.000          01/01/2019         25,925,918
--------------------------------------------------------------------------------------------------
    210,000 NYC IDA (Terminal One Group Association)  6.100          01/01/2009            215,517
--------------------------------------------------------------------------------------------------
  6,425,000 NYC IDA (Terminal One Group Association)  6.125          01/01/2024          6,563,844
--------------------------------------------------------------------------------------------------
    380,000 NYC IDA (The Bank Street College)         5.250          12/01/2021            378,381
--------------------------------------------------------------------------------------------------
  1,000,000 NYC IDA (The Bank Street College)         5.250          12/01/2030            975,020
--------------------------------------------------------------------------------------------------
    465,000 NYC IDA (Therapy & Learning Center)       7.500          10/01/2011            457,248
--------------------------------------------------------------------------------------------------
  3,735,000 NYC IDA (Therapy & Learning Center)       8.250          10/01/2031          3,654,548
--------------------------------------------------------------------------------------------------
    475,000 NYC IDA (THR Products Corp.)              7.250          11/01/2010            471,893
--------------------------------------------------------------------------------------------------
  1,085,000 NYC IDA (THR Products Corp.)              8.250          11/01/2020          1,076,016
--------------------------------------------------------------------------------------------------
 12,250,000 NYC IDA (Touro College)                   6.350          06/01/2029         10,945,375
--------------------------------------------------------------------------------------------------
  4,485,000 NYC IDA (Ulano)                           6.900          11/01/2019          4,318,606
--------------------------------------------------------------------------------------------------
  1,815,000 NYC IDA (Ultimate Display)(a)             9.000          10/15/2011          1,835,328
--------------------------------------------------------------------------------------------------
  8,470,000 NYC IDA (United Air Lines)                5.650          10/01/2032          4,955,119
--------------------------------------------------------------------------------------------------
  1,000,000 NYC IDA (United Nations School)           6.350          12/01/2015          1,063,470
--------------------------------------------------------------------------------------------------
  1,720,000 NYC IDA (Urban Health Plan)               6.250          09/15/2009          1,661,142
--------------------------------------------------------------------------------------------------
  9,830,000 NYC IDA (Urban Health Plan)               7.050          09/15/2026          9,176,796
--------------------------------------------------------------------------------------------------
    175,000 NYC IDA (Utleys)                          6.625          11/01/2006            172,349
--------------------------------------------------------------------------------------------------
  1,335,000 NYC IDA (Utleys)                          7.375          11/01/2023          1,295,524
--------------------------------------------------------------------------------------------------
    950,000 NYC IDA (Van Blarcom Closures)            7.125          11/01/2007            954,247
--------------------------------------------------------------------------------------------------
  2,965,000 NYC IDA (Van Blarcom Closures)            8.000          11/01/2017          3,045,411
--------------------------------------------------------------------------------------------------
    960,000 NYC IDA (Visual Display)(a)               7.250          11/01/2008            920,448
--------------------------------------------------------------------------------------------------
  2,375,000 NYC IDA (Visual Display)(a)               8.325          11/01/2018          2,245,919
--------------------------------------------------------------------------------------------------
    700,000 NYC IDA (Visy Paper)                      7.550          01/01/2005            710,745
--------------------------------------------------------------------------------------------------
 10,500,000 NYC IDA (Visy Paper)                      7.800          01/01/2016         10,959,585
--------------------------------------------------------------------------------------------------
 34,750,000 NYC IDA (Visy Paper)                      7.950          01/01/2028         36,264,753
--------------------------------------------------------------------------------------------------
    685,000 NYC IDA (W & W Jewelers)                  7.250          02/01/2011            683,623
--------------------------------------------------------------------------------------------------
  1,555,000 NYC IDA (W & W Jewelers)                  8.250          02/01/2021          1,551,688
--------------------------------------------------------------------------------------------------
  5,260,000 NYC IDA (Westchester Square Medical
              Center)                                 8.000          11/01/2010          5,431,686
--------------------------------------------------------------------------------------------------
  6,160,000 NYC IDA (Westchester Square Medical
              Center)                                 8.375          11/01/2015          6,452,662
--------------------------------------------------------------------------------------------------
  1,660,000 NYC IDA (World Casing Corp.)              6.700          11/01/2019          1,534,255
--------------------------------------------------------------------------------------------------
  3,745,000 NYC IDA (YMCA of Greater NY)              5.250          08/01/2021          3,724,702
--------------------------------------------------------------------------------------------------
    530,000 NYC Municipal Water Finance Authority     0.000          06/15/2018            237,355
--------------------------------------------------------------------------------------------------
    530,000 NYC Municipal Water Finance Authority     0.000          06/15/2019            223,035
--------------------------------------------------------------------------------------------------
  6,030,000 NYC Municipal Water Finance Authority     0.000          06/15/2020          2,388,182
--------------------------------------------------------------------------------------------------
  6,500,000 NYC Municipal Water Finance Authority     5.000          06/15/2022          6,407,050
--------------------------------------------------------------------------------------------------
  9,600,000 NYC Municipal Water Finance Authority     5.000          06/15/2023          9,410,496
--------------------------------------------------------------------------------------------------
    450,000 NYC Municipal Water Finance Authority     5.000          06/15/2024            439,151
--------------------------------------------------------------------------------------------------
 32,190,000 NYC Municipal Water Finance Authority     5.000          06/15/2029         30,923,324
--------------------------------------------------------------------------------------------------
 11,725,000 NYC Municipal Water Finance Authority     5.000          06/15/2032         11,174,160
--------------------------------------------------------------------------------------------------
 31,410,000 NYC Municipal Water Finance Authority     5.000          06/15/2034         30,077,274
--------------------------------------------------------------------------------------------------
 20,000,000 NYC Municipal Water Finance Authority     5.125          06/15/2030         19,589,200
--------------------------------------------------------------------------------------------------
    795,000 NYC Municipal Water Finance Authority     5.125          06/15/2031            773,925


28      ROCHESTER FUND MUNICIPALS

PRINCIPAL                                                                             MARKET VALUE
   AMOUNT                                             COUPON         MATURITY           SEE NOTE 1
==================================================================================================
 NEW YORK Continued
$ 4,750,000 NYC Municipal Water Finance Authority     5.125%         06/15/2032      $   4,650,203
--------------------------------------------------------------------------------------------------
  6,325,000 NYC Municipal Water Finance Authority     5.125          06/15/2033          6,180,853
--------------------------------------------------------------------------------------------------
 39,500,000 NYC Municipal Water Finance Authority(w)  5.125          06/15/2034         38,463,520
--------------------------------------------------------------------------------------------------
 18,970,000 NYC Municipal Water Finance Authority     5.250          06/15/2025         19,020,650
--------------------------------------------------------------------------------------------------
    550,000 NYC Municipal Water Finance Authority     5.250          06/15/2034            546,112
--------------------------------------------------------------------------------------------------
  2,160,000 NYC Municipal Water Finance Authority     5.375          06/15/2026          2,178,641
--------------------------------------------------------------------------------------------------
     75,000 NYC Municipal Water Finance Authority     5.500          06/15/2023             75,989
--------------------------------------------------------------------------------------------------
  7,000,000 NYC Municipal Water Finance Authority     5.500          06/15/2033          7,156,310
--------------------------------------------------------------------------------------------------
     40,000 NYC Municipal Water Finance Authority     5.750          06/15/2020(p)          43,390
--------------------------------------------------------------------------------------------------
  4,000,000 NYC Municipal Water Finance Authority CAB 0.000          06/15/2021          1,529,280
--------------------------------------------------------------------------------------------------
 30,000,000 NYC Municipal Water Finance Authority
              IVRC(a)                                10.295(f)       06/15/2017         31,206,000
--------------------------------------------------------------------------------------------------
 10,000,000 NYC Municipal Water Finance Authority
              LEVRRS                                  9.804(f)       06/15/2019         10,850,600
--------------------------------------------------------------------------------------------------
  2,805,000 NYC Municipal Water Finance
              Authority RITES(a)                     15.334(f)       06/15/2027          2,470,139
--------------------------------------------------------------------------------------------------
 14,425,000 NYC Municipal Water Finance
              Authority RITES(a)                     15.344(f)       06/15/2026         12,584,370
--------------------------------------------------------------------------------------------------
 18,240,000 NYC Municipal Water Finance
              Authority RITES(a)                     15.824(f)       06/15/2030         16,741,402
--------------------------------------------------------------------------------------------------
  4,030,000 NYC Municipal Water Finance
              Authority RITES(a)                     15.834(f)       06/15/2030          3,698,895
--------------------------------------------------------------------------------------------------
  5,000,000 NYC Municipal Water Finance
              Authority RITES(a)                     15.834(f)       06/15/2030          4,589,200
--------------------------------------------------------------------------------------------------
 11,210,000 NYC Municipal Water Finance
              Authority RITES(a)                     16.209(f)       06/15/2032          9,939,234
--------------------------------------------------------------------------------------------------
  3,555,000 NYC Municipal Water Finance
              Authority RITES(a)                     16.238(f)       06/15/2021          3,619,914
--------------------------------------------------------------------------------------------------
 17,300,000 NYC Municipal Water Finance
              Authority RITES(a)                     17.323(f)       06/15/2033         18,845,236
--------------------------------------------------------------------------------------------------
  3,140,000 NYC Municipal Water Finance
              Authority RITES(a)                     17.738(f)       06/15/2027          3,548,326
--------------------------------------------------------------------------------------------------
  2,150,000 NYC TFA RITES(a)                         15.295(f)       08/15/2027          1,868,823
--------------------------------------------------------------------------------------------------
  8,000,000 NYC TFA, Series A                         5.375          02/15/2022          8,198,880
--------------------------------------------------------------------------------------------------
 10,000,000 NYC TFA, Series B                         4.750          11/15/2023          9,355,500
--------------------------------------------------------------------------------------------------
  7,545,000 NYC TFA, Series B                         5.000          05/01/2030          7,240,257
--------------------------------------------------------------------------------------------------
 20,167,643 NYS Certificate of Lease(a)               5.875          01/02/2023         20,365,689
--------------------------------------------------------------------------------------------------
    350,000 NYS DA (Augustana Lutheran Home)          5.400          02/01/2031            350,011
--------------------------------------------------------------------------------------------------
  1,500,000 NYS DA (Augustana Lutheran Home)          5.500          02/01/2041          1,514,910
--------------------------------------------------------------------------------------------------
     35,000 NYS DA (Bethel Springvale Home)           6.000          02/01/2035             36,831
--------------------------------------------------------------------------------------------------
 14,360,000 NYS DA (Buena Vida Nursing Home)          5.250          07/01/2028         14,179,351
--------------------------------------------------------------------------------------------------
 20,000,000 NYS DA (Catholic Health Services)         6.000          07/01/2030         20,876,000
--------------------------------------------------------------------------------------------------
  8,435,000 NYS DA (Center for Nursing)               5.550          08/01/2037          8,627,571
--------------------------------------------------------------------------------------------------
  2,855,000 NYS DA (Chapel Oaks)                      5.450          07/01/2026          2,855,171
--------------------------------------------------------------------------------------------------
 11,390,000 NYS DA (City University)                  5.250          07/01/2031         11,247,853
--------------------------------------------------------------------------------------------------
  2,500,000 NYS DA (Concord Nursing Home)             6.500          07/01/2029          2,707,600
--------------------------------------------------------------------------------------------------
  1,250,000 NYS DA (D'Youville College)               5.250          07/01/2025          1,234,375
--------------------------------------------------------------------------------------------------
    525,000 NYS DA (Dept. of Health)                  5.500          07/01/2021            536,219
--------------------------------------------------------------------------------------------------
     20,000 NYS DA (Ellis Hospital)                   5.600          08/01/2025             20,472
--------------------------------------------------------------------------------------------------
 16,970,000 NYS DA (FHA Insured Mtg.), Series B       0.000          08/15/2040          1,642,526
--------------------------------------------------------------------------------------------------
  6,480,000 NYS DA (Frances Schervier Home &
            Hospital Obligated Group)                 5.500          07/01/2027          6,541,819
--------------------------------------------------------------------------------------------------
  1,000,000 NYS DA (Grace Manor Health Care Facility) 6.150          07/01/2018          1,099,680
--------------------------------------------------------------------------------------------------
  2,000,000 NYS DA (Highland Hospital)                5.450          08/01/2037          2,021,440
--------------------------------------------------------------------------------------------------
 12,180,000 NYS DA (Hospital for Special Surgery)     5.000          02/01/2028         11,707,051


29      ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued

PRINCIPAL                                                                             MARKET VALUE
   AMOUNT                                             COUPON         MATURITY           SEE NOTE 1
==================================================================================================
 NEW YORK Continued
$10,600,000 NYS DA (Hospital for Special Surgery)     5.000%         02/01/2038      $   9,987,850
--------------------------------------------------------------------------------------------------
140,510,000 NYS DA (Insured Hospital)                 0.000          08/15/2036         22,037,588
--------------------------------------------------------------------------------------------------
 38,650,000 NYS DA (Interfaith Medical Center)        5.400          02/15/2028         38,755,128
--------------------------------------------------------------------------------------------------
  3,160,000 NYS DA (Iona College)(w)                  5.000          07/01/2027          3,061,376
--------------------------------------------------------------------------------------------------
  1,000,000 NYS DA (Iona College)(w)                  5.125          07/01/2032            978,990
--------------------------------------------------------------------------------------------------
  1,000,000 NYS DA (Jones Memorial Hospital)          5.375          08/01/2034          1,001,860
--------------------------------------------------------------------------------------------------
     30,000 NYS DA (KMH Homes)                        6.950          08/01/2031             30,716
--------------------------------------------------------------------------------------------------
     25,000 NYS DA (Lakeside Memorial Hospital)       6.000          02/01/2021             26,294
--------------------------------------------------------------------------------------------------
  3,450,000 NYS DA (Long Island University)           5.125          09/01/2023          3,436,511
--------------------------------------------------------------------------------------------------
  1,400,000 NYS DA (Long Island University)           5.250          09/01/2028          1,396,920
--------------------------------------------------------------------------------------------------
  9,415,000 NYS DA (Lutheran Social Services of
              Upstate NY) RITES(a)                    9.031(f)       02/01/2038          9,232,443
--------------------------------------------------------------------------------------------------
 23,300,000 NYS DA (Menorah Home & Hospital)          5.150          08/01/2038         22,503,140
--------------------------------------------------------------------------------------------------
  3,115,000 NYS DA (Menorah Home & Hospital)
              RITES(a)                               16.149(f)       08/01/2038          2,778,082
--------------------------------------------------------------------------------------------------
  4,625,000 NYS DA (Mental Health) RITES(a)          15.334(f)       02/15/2023          4,308,373
--------------------------------------------------------------------------------------------------
  3,465,000 NYS DA (Millard Hospital)                 5.375          02/01/2032          3,472,900
--------------------------------------------------------------------------------------------------
  3,180,000 NYS DA (Miriam Osborn Memorial Home
              Association)                            6.375          07/01/2029          3,452,335
--------------------------------------------------------------------------------------------------
  2,430,000 NYS DA (Miriam Osborn Memorial Home
              Association)                            6.875          07/01/2019          2,742,279
--------------------------------------------------------------------------------------------------
  6,860,000 NYS DA (Miriam Osborn Memorial Home
              Association)                            6.875          07/01/2025          7,640,737
--------------------------------------------------------------------------------------------------
  9,500,000 NYS DA (Montefiore Medical Center)        5.500          08/01/2038          9,686,675
--------------------------------------------------------------------------------------------------
  2,500,000 NYS DA (MSH/NYU Hospital Center/HJDOI
            Obligated Group)                          6.000          07/01/2013          2,625,875
--------------------------------------------------------------------------------------------------
  6,800,000 NYS DA (MSH/NYU Hospital Center/HJDOI
            Obligated Group)                          6.000          07/01/2014          7,085,532
--------------------------------------------------------------------------------------------------
  3,000,000 NYS DA (MSH/NYU Hospital Center/HJDOI
            Obligated Group)                          6.500          07/01/2017          3,269,610
--------------------------------------------------------------------------------------------------
 26,895,000 NYS DA (MSH/NYU Hospital Center/HJDOI
            Obligated Group)                          6.500          07/01/2025         28,696,696
--------------------------------------------------------------------------------------------------
 42,630,000 NYS DA (MSH/NYU Hospital Center/HJDOI
            Obligated Group)                          6.600          07/01/2026         44,192,390
--------------------------------------------------------------------------------------------------
  8,820,000 NYS DA (MSH/NYU Hospital Center/HJDOI
            Obligated Group)                          6.625          07/01/2019          9,602,510
--------------------------------------------------------------------------------------------------
 15,000,000 NYS DA (MSH/NYU Hospital Center/HJDOI
            Obligated Group)                          6.750          07/01/2020         16,405,500
--------------------------------------------------------------------------------------------------
  2,850,000 NYS DA (Municipal Health
              Facilities) RITES(a)                   15.334(f)       01/15/2023          2,655,744
--------------------------------------------------------------------------------------------------
  1,000,000 NYS DA (Norwegian Christian Home &
              Health Center)                          5.200          08/01/2036            974,710
--------------------------------------------------------------------------------------------------
  2,000,000 NYS DA (Norwegian Christian Home &
              Health Center)                          6.100          08/01/2041          2,115,480
--------------------------------------------------------------------------------------------------
 29,225,000 NYS DA (NY & Presbyterian Hospital)       4.750          08/01/2027         27,140,965
--------------------------------------------------------------------------------------------------
  5,270,000 NYS DA (NY & Presbyterian Hospital)       5.000          08/01/2032          4,999,122
--------------------------------------------------------------------------------------------------
  2,200,000 NYS DA (NY & Presbyterian Hospital)       6.500          08/01/2034          2,315,698
--------------------------------------------------------------------------------------------------
  6,860,000 NYS DA (NY Hospital Medical Center)       5.600          02/15/2039          7,068,544
--------------------------------------------------------------------------------------------------
    585,000 NYS DA (NYS ARC)                          5.000          07/01/2026            571,802
--------------------------------------------------------------------------------------------------
  9,715,715 NYS DA (Our Lady of Mercy Medical Center)
            Computer Lease(a)                         6.200          08/15/2006          9,526,259
--------------------------------------------------------------------------------------------------
 12,085,000 NYS DA (Rochester General
              Hospital) RITES(a)                      9.723(f)       08/01/2033         12,513,776
--------------------------------------------------------------------------------------------------
  5,000,000 NYS DA (Ryan-Clinton Community Health
              Center)                                 6.100          07/01/2019          5,478,800
--------------------------------------------------------------------------------------------------
    600,000 NYS DA (Sarah Neumann Home)               5.450          08/01/2027            609,234
--------------------------------------------------------------------------------------------------
  9,000,000 NYS DA (St. Agnes Hospital)               5.400          02/15/2025          9,054,720


30      ROCHESTER FUND MUNICIPALS

PRINCIPAL                                                                               MARKET VALUE
   AMOUNT                                               COUPON         MATURITY           SEE NOTE 1
====================================================================================================
 NEW YORK Continued
$   2,400,000 NYS DA (St. Barnabas Hospital)            5.450%         08/01/2035      $   2,422,008
----------------------------------------------------------------------------------------------------
    1,750,000 NYS DA (St. Clare's Hospital)             5.300          02/15/2019          1,772,120
----------------------------------------------------------------------------------------------------
    2,970,000 NYS DA (St. Clare's Hospital)             5.400          02/15/2025          2,988,058
----------------------------------------------------------------------------------------------------
    2,580,000 NYS DA (St. James Mercy Hospital)         5.400          02/01/2038          2,591,171
----------------------------------------------------------------------------------------------------
    1,500,000 NYS DA (St. Thomas Aquinas College)       5.250          07/01/2028          1,460,580
----------------------------------------------------------------------------------------------------
    3,885,000 NYS DA (St. Vincent Depaul Residence)     5.300          07/01/2018          3,937,331
----------------------------------------------------------------------------------------------------
      130,000 NYS DA (St. Vincent's Hospital and
                Medical Center)                         7.400          08/01/2030            133,194
----------------------------------------------------------------------------------------------------
    1,000,000 NYS DA (State University Dormitory
                Facilities)                             5.100          07/01/2031            979,970
----------------------------------------------------------------------------------------------------
       50,000 NYS DA (State University Educational
                Facilities)                             0.000          05/15/2007             42,029
----------------------------------------------------------------------------------------------------
   10,500,000 NYS DA (State University Educational
                Facilities)                             5.000          05/15/2027         10,243,905
----------------------------------------------------------------------------------------------------
       95,000 NYS DA (State University Educational
                Facilities)                             6.000          05/15/2017             95,722
----------------------------------------------------------------------------------------------------
    3,315,000 NYS DA (Suffolk County Judicial
                Facilities)                             9.500          04/15/2014          3,803,233
----------------------------------------------------------------------------------------------------
       50,000 NYS DA (Upstate Community Colleges)       5.700          07/01/2021             51,574
----------------------------------------------------------------------------------------------------
    1,700,000 NYS DA (Vassar Brothers)                  5.375          07/01/2025          1,716,711
----------------------------------------------------------------------------------------------------
    2,500,000 NYS DA (Willow Towers)                    5.400          02/01/2034          2,518,650
----------------------------------------------------------------------------------------------------
   26,040,000 NYS DA (Wyckoff Heights Medical Center)   5.300          08/15/2021         26,159,784
----------------------------------------------------------------------------------------------------
    1,805,000 NYS EFC (Consolidated Water)              7.150          11/01/2014          1,843,898
----------------------------------------------------------------------------------------------------
    7,500,000 NYS EFC (NYS Water Services)              5.950          01/15/2020          7,673,100
----------------------------------------------------------------------------------------------------
    2,340,000 NYS EFC (NYS Water Services)              6.000          01/15/2031          2,362,675
----------------------------------------------------------------------------------------------------
       45,000 NYS EFC (NYS Water Services)              7.500          03/15/2011             45,220
----------------------------------------------------------------------------------------------------
   11,805,000 NYS EFC (Occidental Petroleum)            5.700          09/01/2028         11,756,245
----------------------------------------------------------------------------------------------------
   15,300,000 NYS EFC (Occidental Petroleum)            6.100          11/01/2030         15,391,800
----------------------------------------------------------------------------------------------------
       40,000 NYS ERDA (Brooklyn Union Gas)             8.250          12/01/2018             40,663
----------------------------------------------------------------------------------------------------
    1,700,000 NYS ERDA (Brooklyn Union Gas) RIBS        9.647(f)       07/08/2026          1,724,973
----------------------------------------------------------------------------------------------------
    7,000,000 NYS ERDA (Brooklyn Union Gas) RIBS       10.981(f)       04/01/2020          8,032,710
----------------------------------------------------------------------------------------------------
   10,300,000 NYS ERDA (Brooklyn Union Gas) RIBS       12.099(f)       07/01/2026         12,503,994
----------------------------------------------------------------------------------------------------
      210,000 NYS ERDA (Central Hudson Gas & Electric)  5.450          08/01/2027            214,994
----------------------------------------------------------------------------------------------------
    9,350,000 NYS ERDA (Con Ed) RITES(a)                8.931(f)       08/15/2020          9,523,817
----------------------------------------------------------------------------------------------------
   23,000,000 NYS ERDA (LILCO)                          5.300          11/01/2023         22,694,560
----------------------------------------------------------------------------------------------------
      300,000 NYS ERDA (LILCO)                          5.300          10/01/2024            295,542
----------------------------------------------------------------------------------------------------
   11,740,000 NYS ERDA (LILCO)                          7.150          09/01/2019         12,014,012
----------------------------------------------------------------------------------------------------
   12,625,000 NYS ERDA (LILCO)                          7.150          06/01/2020         12,919,668
----------------------------------------------------------------------------------------------------
    4,355,000 NYS ERDA (LILCO)                          7.150          12/01/2020          4,456,646
----------------------------------------------------------------------------------------------------
    4,180,000 NYS ERDA (LILCO)                          7.150          02/01/2022          4,277,561
----------------------------------------------------------------------------------------------------
    3,485,000 NYS ERDA (NIMO) RITES(a)                 15.934(f)       11/01/2025          3,384,841
----------------------------------------------------------------------------------------------------
    4,430,000 NYS ERDA (NIMO) SER A                     5.150          11/01/2025          4,398,148
----------------------------------------------------------------------------------------------------
      425,000 NYS ERDA (NYSEG)                          5.700          12/01/2028            433,330
----------------------------------------------------------------------------------------------------
       30,000 NYS ERDA (NYSEG)                          5.950          12/01/2027             30,837
----------------------------------------------------------------------------------------------------
    3,625,000 NYS ERDA (RG&E) Residual Certificates(a) 19.300(f)       09/01/2033          4,521,970
----------------------------------------------------------------------------------------------------
    3,500,000 NYS HFA (Children's Rescue)               7.625          05/01/2018          3,560,130
----------------------------------------------------------------------------------------------------
    2,200,000 NYS HFA (Dominican Village)               6.600          08/15/2027          2,290,200
----------------------------------------------------------------------------------------------------
       20,000 NYS HFA (General Hsg.)                    6.600          11/01/2008             20,239
----------------------------------------------------------------------------------------------------
    8,400,000 NYS HFA (HELP-Bronx Hsg.)                 8.050          11/01/2005          8,882,664
----------------------------------------------------------------------------------------------------
    1,075,000 NYS HFA (HELP-Suffolk Hsg.)               8.100          11/01/2005          1,136,770
----------------------------------------------------------------------------------------------------
        2,000 NYS HFA (Hospital & Nursing Home)         6.875          11/01/2010(p)           2,437


31      ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued

PRINCIPAL                                                                             MARKET VALUE
   AMOUNT                                             COUPON         MATURITY           SEE NOTE 1
==================================================================================================
 NEW YORK Continued

$   205,000 NYS HFA (Hospital & Nursing Home)         7.000%         11/01/2017(p)   $     250,032
--------------------------------------------------------------------------------------------------
      5,000 NYS HFA (Meadow Manor)                    7.750          11/01/2019              5,019
--------------------------------------------------------------------------------------------------
     50,000 NYS HFA (Multifamily Hsg.)                0.000          11/01/2016             22,478
--------------------------------------------------------------------------------------------------
 12,695,000 NYS HFA (Multifamily Hsg.)                0.000          11/01/2017          5,366,811
--------------------------------------------------------------------------------------------------
    745,000 NYS HFA (Multifamily Hsg.)                5.250          11/15/2028            741,789
--------------------------------------------------------------------------------------------------
  1,340,000 NYS HFA (Multifamily Hsg.)                5.300          08/15/2024          1,345,065
--------------------------------------------------------------------------------------------------
  1,700,000 NYS HFA (Multifamily Hsg.)                5.300          11/15/2039          1,672,171
--------------------------------------------------------------------------------------------------
  1,070,000 NYS HFA (Multifamily Hsg.)                5.350          08/15/2020          1,088,329
--------------------------------------------------------------------------------------------------
  2,860,000 NYS HFA (Multifamily Hsg.)                5.350          08/15/2031          2,851,420
--------------------------------------------------------------------------------------------------
  2,080,000 NYS HFA (Multifamily Hsg.)                5.375          02/15/2035          2,071,909
--------------------------------------------------------------------------------------------------
  3,250,000 NYS HFA (Multifamily Hsg.)                5.450          08/15/2032          3,263,845
--------------------------------------------------------------------------------------------------
  2,075,000 NYS HFA (Multifamily Hsg.)                5.500          08/15/2030          2,090,666
--------------------------------------------------------------------------------------------------
  2,000,000 NYS HFA (Multifamily Hsg.)                5.500          08/15/2033          2,014,260
--------------------------------------------------------------------------------------------------
  1,215,000 NYS HFA (Multifamily Hsg.)                5.550          08/15/2019          1,209,593
--------------------------------------------------------------------------------------------------
  1,385,000 NYS HFA (Multifamily Hsg.)                5.600          08/15/2019          1,385,873
--------------------------------------------------------------------------------------------------
  1,240,000 NYS HFA (Multifamily Hsg.)                5.600          02/15/2026          1,249,188
--------------------------------------------------------------------------------------------------
  1,665,000 NYS HFA (Multifamily Hsg.)                5.600          08/15/2033          1,691,074
--------------------------------------------------------------------------------------------------
  1,245,000 NYS HFA (Multifamily Hsg.)                5.650          08/15/2030          1,246,668
--------------------------------------------------------------------------------------------------
  3,200,000 NYS HFA (Multifamily Hsg.)                5.650          08/15/2030          3,204,288
--------------------------------------------------------------------------------------------------
  1,000,000 NYS HFA (Multifamily Hsg.)                5.650          08/15/2031          1,001,340
--------------------------------------------------------------------------------------------------
  1,710,000 NYS HFA (Multifamily Hsg.)                5.650          02/15/2034          1,720,311
--------------------------------------------------------------------------------------------------
  1,470,000 NYS HFA (Multifamily Hsg.)                5.700          02/15/2034          1,483,847
--------------------------------------------------------------------------------------------------
     95,000 NYS HFA (Multifamily Hsg.)                5.950          08/15/2024             95,565
--------------------------------------------------------------------------------------------------
     10,000 NYS HFA (Multifamily Hsg.)                6.000          08/15/2027             10,375
--------------------------------------------------------------------------------------------------
  1,285,000 NYS HFA (Multifamily Hsg.)                6.100          11/15/2036          1,343,763
--------------------------------------------------------------------------------------------------
  4,700,000 NYS HFA (Multifamily Hsg.)                6.125          08/15/2038          4,883,723
--------------------------------------------------------------------------------------------------
     50,000 NYS HFA (Multifamily Hsg.)                6.200          08/15/2012             51,057
--------------------------------------------------------------------------------------------------
     25,000 NYS HFA (Multifamily Hsg.)                6.200          08/15/2016             26,440
--------------------------------------------------------------------------------------------------
    765,000 NYS HFA (Multifamily Hsg.)                6.250          02/15/2031            798,553
--------------------------------------------------------------------------------------------------
  5,000,000 NYS HFA (Multifamily Hsg.)                6.300          08/15/2026          5,215,750
--------------------------------------------------------------------------------------------------
  1,255,000 NYS HFA (Multifamily Hsg.)                6.400          11/15/2027          1,326,184
--------------------------------------------------------------------------------------------------
  2,905,000 NYS HFA (Multifamily Hsg.)                6.500          08/15/2024          2,968,068
--------------------------------------------------------------------------------------------------
  3,240,000 NYS HFA (Multifamily Hsg.)                6.700          08/15/2025          3,327,610
--------------------------------------------------------------------------------------------------
  5,570,000 NYS HFA (Multifamily Hsg.)                6.750          11/15/2036          5,823,714
--------------------------------------------------------------------------------------------------
     75,000 NYS HFA (Multifamily Hsg.)                6.950          08/15/2012             76,720
--------------------------------------------------------------------------------------------------
  5,400,000 NYS HFA (Multifamily Hsg.)                7.050          08/15/2024          5,516,802
--------------------------------------------------------------------------------------------------
  1,491,000 NYS HFA (Multifamily Hsg.)                7.450          11/01/2028          1,567,727
--------------------------------------------------------------------------------------------------
    900,000 NYS HFA (Multifamily Hsg.)                7.550          11/01/2029            909,477
--------------------------------------------------------------------------------------------------
  2,900,000 NYS HFA (NH&HC) RITES(a)                 15.941(f)       11/01/2016          3,252,872
--------------------------------------------------------------------------------------------------
     40,000 NYS HFA (Nonprofit Hsg.)                  6.400          11/01/2010             40,944
--------------------------------------------------------------------------------------------------
     25,000 NYS HFA (Nonprofit Hsg.)                  6.400          11/01/2013             26,249
--------------------------------------------------------------------------------------------------
     20,000 NYS HFA (Nonprofit Hsg.)                  6.600          11/01/2010             20,239
--------------------------------------------------------------------------------------------------
     20,000 NYS HFA (Nonprofit Hsg.)                  6.600          11/01/2013             20,434
--------------------------------------------------------------------------------------------------
  2,055,000 NYS HFA (Nonprofit Hsg.)                  8.400          11/01/2009          2,154,441
--------------------------------------------------------------------------------------------------
  2,220,000 NYS HFA (Nonprofit Hsg.)                  8.400          11/01/2010          2,327,426


32      ROCHESTER FUND MUNICIPALS

PRINCIPAL                                                                             MARKET VALUE
   AMOUNT                                             COUPON         MATURITY           SEE NOTE 1
==================================================================================================
 NEW YORK Continued
$ 2,410,000 NYS HFA (Nonprofit Hsg.)                  8.400%         11/01/2011      $   2,526,620
--------------------------------------------------------------------------------------------------
  2,610,000 NYS HFA (Nonprofit Hsg.)                  8.400          11/01/2012          2,736,298
--------------------------------------------------------------------------------------------------
  2,830,000 NYS HFA (Nonprofit Hsg.)                  8.400          11/01/2013          2,966,944
--------------------------------------------------------------------------------------------------
  1,395,000 NYS HFA (Nonprofit Hsg.)                  8.400          11/01/2014          1,462,504
--------------------------------------------------------------------------------------------------
  1,510,000 NYS HFA (Nonprofit Hsg.)                  8.400          11/01/2015          1,583,069
--------------------------------------------------------------------------------------------------
  1,630,000 NYS HFA (Nonprofit Hsg.)                  8.400          11/01/2016          1,708,876
--------------------------------------------------------------------------------------------------
  1,780,000 NYS HFA (Nonprofit Hsg.)                  8.400          11/01/2017          1,866,134
--------------------------------------------------------------------------------------------------
  1,885,000 NYS HFA (Nonprofit Hsg.)                  8.400          11/01/2018          1,976,215
--------------------------------------------------------------------------------------------------
  1,155,000 NYS HFA (Nonprofit Hsg.)                  8.400          11/01/2019          1,210,890
--------------------------------------------------------------------------------------------------
  5,000,000 NYS HFA (Phillips Village)                7.750          08/15/2017          5,440,500
--------------------------------------------------------------------------------------------------
  3,985,000 NYS HFA (Service Contract)                5.375          03/15/2023          4,004,487
--------------------------------------------------------------------------------------------------
  5,600,000 NYS HFA (Service Contract)                5.500          09/15/2022          5,717,656
--------------------------------------------------------------------------------------------------
  5,525,000 NYS HFA (Service Contract)                5.500          03/15/2025          5,619,975
--------------------------------------------------------------------------------------------------
      5,000 NYS HFA (Service Contract)                6.125          03/15/2020(p)           5,368
--------------------------------------------------------------------------------------------------
     20,000 NYS HFA (Service Contract)                6.125          03/15/2020             21,172
--------------------------------------------------------------------------------------------------
    255,000 NYS HFA (Service Contract)                6.500          03/15/2025            277,807
--------------------------------------------------------------------------------------------------
    765,000 NYS HFA (Shorehill Hsg.)                  7.500          05/01/2008            770,133
--------------------------------------------------------------------------------------------------
  2,120,000 NYS HFA, Series E                         5.700          08/15/2033          2,163,693
--------------------------------------------------------------------------------------------------
    500,000 NYS HFA, Series F                         5.700          08/15/2032            510,665
--------------------------------------------------------------------------------------------------
     80,000 NYS LGAC                                  5.500          04/01/2023             81,334
--------------------------------------------------------------------------------------------------
    470,000 NYS LGSC (SCSB)                           7.250          12/15/2011            470,343
--------------------------------------------------------------------------------------------------
    810,000 NYS LGSC (SCSB)(a)                        7.375          12/15/2016            829,659
--------------------------------------------------------------------------------------------------
    980,000 NYS LGSC (SCSB)                           7.750          12/15/2021            981,617
--------------------------------------------------------------------------------------------------
    335,000 NYS Medcare (Beth Israel Medical Center)  7.125          11/01/2006            317,701
--------------------------------------------------------------------------------------------------
  2,025,000 NYS Medcare (Beth Israel Medical Center)  7.200          11/01/2014          1,817,296
--------------------------------------------------------------------------------------------------
  1,015,000 NYS Medcare (Central Suffolk Hospital)    6.125          11/01/2016            782,352
--------------------------------------------------------------------------------------------------
     45,000 NYS Medcare (Hospital & Nursing Home)     5.750          08/15/2019             49,873
--------------------------------------------------------------------------------------------------
     10,000 NYS Medcare (Hospital & Nursing Home)     6.200          08/15/2022             10,218
--------------------------------------------------------------------------------------------------
     95,000 NYS Medcare (Hospital & Nursing Home)     6.200          02/15/2023             97,755
--------------------------------------------------------------------------------------------------
     85,000 NYS Medcare (Hospital & Nursing Home)     6.375          08/15/2029             90,862
--------------------------------------------------------------------------------------------------
  1,000,000 NYS Medcare (Hospital & Nursing Home)     6.375          08/15/2033          1,044,070
--------------------------------------------------------------------------------------------------
     30,000 NYS Medcare (Hospital & Nursing Home)     6.500          02/15/2019             30,771
--------------------------------------------------------------------------------------------------
  1,970,000 NYS Medcare (Hospital & Nursing Home)     6.500          02/15/2034          2,119,168
--------------------------------------------------------------------------------------------------
 12,230,000 NYS Medcare (Hospital & Nursing Home)     6.650          08/15/2032         12,546,023
--------------------------------------------------------------------------------------------------
  4,560,000 NYS Medcare (Hospital & Nursing Home)     7.400          11/01/2016          4,722,336
--------------------------------------------------------------------------------------------------
  1,745,000 NYS Medcare (Hospital & Nursing Home)     9.000          02/15/2026          1,794,209
--------------------------------------------------------------------------------------------------
  4,790,000 NYS Medcare (Hospital & Nursing Home)     9.375          11/01/2016          5,134,880
--------------------------------------------------------------------------------------------------
  2,315,000 NYS Medcare (Hospital & Nursing Home)    10.000          11/01/2006          2,463,623
--------------------------------------------------------------------------------------------------
     70,000 NYS Medcare (Insured Mtg. Nursing)        6.500          11/01/2015             72,470
--------------------------------------------------------------------------------------------------
  1,650,000 NYS Medcare (M.G. Nursing Home)           6.375          02/15/2035          1,758,108
--------------------------------------------------------------------------------------------------
    625,000 NYS Medcare (Mental Health)               0.000          08/15/2018            180,706
--------------------------------------------------------------------------------------------------
     40,000 NYS Medcare (Mental Health)               5.500          08/15/2021             40,102
--------------------------------------------------------------------------------------------------
    250,000 NYS Medcare (Mental Health)               5.500          08/15/2024            253,465
--------------------------------------------------------------------------------------------------
     25,000 NYS Medcare (Montefiore Medical Center)   5.750          02/15/2025             25,979
--------------------------------------------------------------------------------------------------
    680,000 NYS Medcare (Our Lady of Victory
            Hospital)                                 6.625          11/01/2016            696,463


33      ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued

PRINCIPAL                                                                             MARKET VALUE
   AMOUNT                                             COUPON         MATURITY           SEE NOTE 1
==================================================================================================
 NEW YORK Continued
$    25,000 NYS Medcare (Secured Hospital)            6.250%         02/15/2024      $      26,744
--------------------------------------------------------------------------------------------------
 22,000,000 NYS Medcare (St. Luke's Hospital) IVRC(a) 9.872(f)       02/15/2029         22,833,360
--------------------------------------------------------------------------------------------------
 12,500,000 NYS Medcare (St. Luke's Hospital) RITES(a)9.673(f)       02/15/2029         12,984,375
--------------------------------------------------------------------------------------------------
  8,400,000 NYS Medcare (St. Luke's Hospital) RITES(a)9.723(f)       02/15/2029          8,725,500
--------------------------------------------------------------------------------------------------
  5,750,000 NYS Medcare (St. Luke's Hospital) RITES(a)9.723(f)       02/15/2029          5,972,813
--------------------------------------------------------------------------------------------------
 10,000,000 NYS Medcare (St. Luke's Hospital) RITES(a)9.733(f)       02/15/2029         10,387,500
--------------------------------------------------------------------------------------------------
  5,925,000 NYS Medcare RITES(a)                      8.931(f)       02/15/2019          6,054,817
--------------------------------------------------------------------------------------------------
 10,000,000 NYS Medcare RITES(a)                      9.181(f)       02/15/2025         10,103,300
--------------------------------------------------------------------------------------------------
    260,000 NYS Thruway Authority                     0.000          01/01/2005            241,556
--------------------------------------------------------------------------------------------------
 25,000,000 NYS Thruway Authority Convertible INFLOS  7.795(f)       01/01/2024         22,983,750
--------------------------------------------------------------------------------------------------
  7,140,000 NYS Thruway Authority RITES(a)           15.324(f)       01/01/2025          6,442,993
--------------------------------------------------------------------------------------------------
     15,000 NYS UDC (Correctional Facilities)         0.000          01/01/2003             14,879
--------------------------------------------------------------------------------------------------
      5,000 NYS UDC (Correctional Facilities)         0.000          01/01/2013              3,183
--------------------------------------------------------------------------------------------------
  1,550,000 NYS UDC (Correctional Facilities)         5.000          01/01/2028          1,501,160
--------------------------------------------------------------------------------------------------
 12,110,000 NYS UDC (Correctional Facilities)         5.250          01/01/2021         12,127,196
--------------------------------------------------------------------------------------------------
 10,045,000 NYS UDC (Correctional Facilities)         5.375          01/01/2023         10,083,071
--------------------------------------------------------------------------------------------------
  2,740,000 NYS UDC (Correctional Facilities)         5.375          01/01/2023          2,763,482
--------------------------------------------------------------------------------------------------
  5,590,000 NYS UDC (Correctional Facilities)         5.375          01/01/2025          5,619,068
--------------------------------------------------------------------------------------------------
 89,870,000 NYS UDC (South Mall) CAB                  0.000          01/01/2011         56,271,202
--------------------------------------------------------------------------------------------------
     80,000 NYS UDC (South Mall) CAB                  0.000          01/01/2011             50,403
--------------------------------------------------------------------------------------------------
    345,000 NYS UDC (South Mall) CAB                  0.000          01/01/2011            217,364
--------------------------------------------------------------------------------------------------
  5,480,000 Oneida County IDA (Bonide Products)       6.250          11/01/2018          5,184,902
--------------------------------------------------------------------------------------------------
    985,000 Oneida County IDA (Mobile Climate
            Control)                                  8.000         11/01/2008          1,020,972
--------------------------------------------------------------------------------------------------
  2,825,000 Oneida County IDA (Mobile Climate
            Control)                                  8.750         11/01/2018           2,925,740
--------------------------------------------------------------------------------------------------
    450,000 Oneida County IDA (Mohawk Valley
              Handicapped Services)                   5.300          03/15/2019            441,698
--------------------------------------------------------------------------------------------------
    740,000 Oneida County IDA (Mohawk Valley
              Handicapped Services)                   5.350          03/15/2029            709,408
--------------------------------------------------------------------------------------------------
  1,190,000 Oneida County IDA (Presbyterian Home)     5.250          03/01/2019          1,193,261
--------------------------------------------------------------------------------------------------
  1,015,000 Oneida County IDA (Presbyterian Home)     6.100          06/01/2020          1,085,126
--------------------------------------------------------------------------------------------------
  4,000,000 Onondaga County IDA (Air Cargo)           6.125          01/01/2032          3,992,360
--------------------------------------------------------------------------------------------------
  2,000,000 Onondaga County IDA (Air Cargo)           7.250          01/01/2032          1,987,700
--------------------------------------------------------------------------------------------------
 69,240,000 Onondaga County IDA (Coltec Industries)   7.000          05/01/2015         55,000,102
--------------------------------------------------------------------------------------------------
    540,000 Onondaga County IDA (Coltec Industries)   7.250          06/01/2008            548,046
--------------------------------------------------------------------------------------------------
    770,000 Onondaga County IDA (Coltec Industries)   9.875          10/01/2010            798,798
--------------------------------------------------------------------------------------------------
  1,655,000 Onondaga County IDA (Community General
              Hospital)                               5.500          11/01/2018          1,250,336
--------------------------------------------------------------------------------------------------
  8,345,000 Onondaga County IDA (Community General
              Hospital)                               6.625          01/01/2018          7,170,358
--------------------------------------------------------------------------------------------------
  1,370,000 Onondaga County IDA (Gear Motion)         8.900          12/15/2011          1,383,399
--------------------------------------------------------------------------------------------------
  4,200,000 Onondaga County IDA (Le Moyne College)    5.625          12/01/2021          4,249,350
--------------------------------------------------------------------------------------------------
  6,500,000 Onondaga County IDA (Solvay Paperboard)   6.800          11/01/2014          6,684,340
--------------------------------------------------------------------------------------------------
 47,900,000 Onondaga County IDA (Solvay Paperboard)   7.000          11/01/2030         49,651,703
--------------------------------------------------------------------------------------------------
    750,000 Onondaga County IDA (Syracuse Home)       5.200          12/01/2018            752,760
--------------------------------------------------------------------------------------------------
 19,980,000 Onondaga County Res Rec                   6.875          05/01/2006         16,051,532
--------------------------------------------------------------------------------------------------
    812,000 Ontario County IDA (Ontario Design)       6.500          11/01/2005            821,387
--------------------------------------------------------------------------------------------------
    430,000 Orange County IDA (Adult Homes at
              Erie Station)                           7.000          08/01/2021            428,168
--------------------------------------------------------------------------------------------------
  2,500,000 Orange County IDA (Arden Hill Life
              Care Center)                            7.000          08/01/2021          2,489,350
--------------------------------------------------------------------------------------------------
  2,300,000 Orange County IDA (Arden Hill Life
              Care Center)                            7.000          08/01/2031          2,238,613


34      ROCHESTER FUND MUNICIPALS

PRINCIPAL                                                                             MARKET VALUE
   AMOUNT                                             COUPON         MATURITY           SEE NOTE 1
==================================================================================================
 NEW YORK Continued
$ 2,090,000 Orange County IDA (Arden Hill Life
              Care Center)                            7.000%         08/01/2031      $   2,034,218
--------------------------------------------------------------------------------------------------
  2,705,000 Orange County IDA (Glen Arden)            5.625          01/01/2018          2,424,762
--------------------------------------------------------------------------------------------------
  5,590,000 Orange County IDA (Glen Arden)            5.700          01/01/2028          4,742,947
--------------------------------------------------------------------------------------------------
 22,450,000 Orange County IDA (Glen Arden)            8.875          01/01/2025(p)      26,237,091
--------------------------------------------------------------------------------------------------
  7,600,000 Orange County IDA (Kingston
              Manufacturing)(a)                       8.000          11/01/2017          6,689,368
--------------------------------------------------------------------------------------------------
    460,000 Orange County IDA (Mental Retardation
              Project)                                7.800          07/01/2011            464,982
--------------------------------------------------------------------------------------------------
  1,715,000 Orange County IDA (St. Luke's Cornwall
            Hospital Obligated Group)                 5.375          12/01/2021          1,728,549
--------------------------------------------------------------------------------------------------
  6,330,000 Orange County IDA (St. Luke's Cornwall
            Hospital Obligated Group)                 5.375          12/01/2026          6,287,146
--------------------------------------------------------------------------------------------------
  2,235,000 Orange County IDA (St. Luke's Cornwall
            Hospital Obligated Group)                 5.375          12/01/2026          2,219,869
--------------------------------------------------------------------------------------------------
  8,000,000 Orange County IDA (Tuxedo Place)(a)       7.000          08/01/2032          6,466,320
--------------------------------------------------------------------------------------------------
  2,500,000 Orange County IDA (Tuxedo Place)(a)       7.000          08/01/2033          2,020,625
--------------------------------------------------------------------------------------------------
  2,755,000 Oswego County IDA (Bishop's Common)       5.375          02/01/2049          2,765,001
--------------------------------------------------------------------------------------------------
  3,260,000 Oswego County IDA (Seneca Hill Manor)     5.650          08/01/2037          3,358,387
--------------------------------------------------------------------------------------------------
  2,970,000 Otsego County IDA (Bassett
              Healthcare Project)                     5.350          11/01/2020          3,035,310
--------------------------------------------------------------------------------------------------
  3,000,000 Otsego County IDA (Hartwick College)      5.500          07/01/2019          3,084,690
--------------------------------------------------------------------------------------------------
  4,500,000 Otsego County IDA (Hartwick College)      5.900          07/01/2022          4,510,080
--------------------------------------------------------------------------------------------------
 11,400,000 Peekskill IDA (Drum Hill)                 6.375          10/01/2028         10,089,342
--------------------------------------------------------------------------------------------------
    762,716 Peekskill IDA (Karta)                     9.000          07/01/2010            775,057
--------------------------------------------------------------------------------------------------
  1,035,000 Pilgrim Village HDC (Multifamily Hsg.)    6.800          02/01/2021          1,036,304
--------------------------------------------------------------------------------------------------
 13,110,000 Port Authority NY/NJ (Delta Air Lines)    6.950          06/01/2008         13,127,830
--------------------------------------------------------------------------------------------------
     10,000 Port Authority NY/NJ (JFK International
              Air Terminal)                           5.750          12/01/2025             10,250
--------------------------------------------------------------------------------------------------
    285,000 Port Authority NY/NJ (KIAC)               6.750          10/01/2011            299,039
--------------------------------------------------------------------------------------------------
 15,250,000 Port Authority NY/NJ (KIAC)               6.750          10/01/2019         15,766,975
--------------------------------------------------------------------------------------------------
  6,670,000 Port Authority NY/NJ (Continental
              Airlines)                               9.000          12/01/2006          6,876,770
--------------------------------------------------------------------------------------------------
  1,260,000 Port Authority NY/NJ (Continental
              Airlines)                               9.000          12/01/2010          1,299,060
--------------------------------------------------------------------------------------------------
 37,650,000 Port Authority NY/NJ (Continental
              Airlines)                               9.125          12/01/2015         38,817,150
--------------------------------------------------------------------------------------------------
  2,755,000 Poughkeepsie IDA (Eastman & Bixby
              Redevelopment Corp.)                    6.000          08/01/2032          2,875,807
--------------------------------------------------------------------------------------------------
  1,990,000 Putnam County IDA (Brewster Plastics)     8.500          12/01/2016          2,064,685
--------------------------------------------------------------------------------------------------
  6,365,000 Rensselaer County Tobacco Asset
              Securitization Corp.                    5.625          06/01/2035          6,233,881
--------------------------------------------------------------------------------------------------
  7,000,000 Rensselaer County Tobacco Asset
              Securitization Corp.                    5.750          06/01/2043          6,928,880
--------------------------------------------------------------------------------------------------
      5,000 Rensselaer Hsg. Authority (Renwyck)       7.650          01/01/2011              5,206
--------------------------------------------------------------------------------------------------
 20,000,000 Rensselaer Municipal Leasing Corp.
            (Rensselaer County
            Nursing Home)                             6.900          06/01/2024         20,404,000
--------------------------------------------------------------------------------------------------
  1,925,000 Riverhead IDA (Michael Reilly Design)     8.625          02/01/2012          1,900,938
--------------------------------------------------------------------------------------------------
    570,000 Riverhead IDA (Michael Reilly Design)     8.625          02/01/2012            562,790
--------------------------------------------------------------------------------------------------
  4,535,000 Riverhead IDA (Michael Reilly Design)     8.875          02/01/2032          4,450,513
--------------------------------------------------------------------------------------------------
 20,990,000 Rochester Hsg. Authority (Crossroads
              Apartments)                             7.700          01/01/2017         23,001,262
--------------------------------------------------------------------------------------------------
  6,790,000 Rochester Museum & Science Center         6.125          12/01/2015          6,716,261
--------------------------------------------------------------------------------------------------
  2,090,000 Rockland County IDA (Dominican College)(C)5.900          05/01/2010          2,019,274
--------------------------------------------------------------------------------------------------
  5,000,000 Rockland County IDA (Dominican College)   6.250          05/01/2028          4,739,450
--------------------------------------------------------------------------------------------------
    740,000 Rockland County Tobacco Asset
              Securitization Corp.                    5.500          08/15/2025            716,897
--------------------------------------------------------------------------------------------------
  9,225,000 Rockland County Tobacco Asset
              Securitization Corp.                    5.625          08/15/2035          9,034,319
--------------------------------------------------------------------------------------------------
 10,100,000 Rockland County Tobacco Asset
              Securitization Corp.                    5.750          08/15/2043          9,996,980


35      ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued

PRINCIPAL                                                                             MARKET VALUE
   AMOUNT                                            COUPON          MATURITY           SEE NOTE 1
==================================================================================================
 NEW YORK Continued
$ 1,325,000 Saratoga County IDA (ARC)                 8.400%         03/01/2013      $   1,366,989
--------------------------------------------------------------------------------------------------
  1,635,000 Schenectady IDA (Schaffer Heights Hsg.)   6.000          11/01/2030          1,699,615
--------------------------------------------------------------------------------------------------
  3,335,000 Schenectady Metroplex Devel. Authority,
            Series A                                  5.375          12/15/2021          3,353,476
--------------------------------------------------------------------------------------------------
    380,000 Schroon Lake Fire District(a)             7.250          03/01/2009            381,687
--------------------------------------------------------------------------------------------------
    175,000 Scotia Hsg. Authority (Holyrood House)    7.000          06/01/2009            180,675
--------------------------------------------------------------------------------------------------
  5,070,000 SONYMA, Series 24                         6.125          10/01/2030          5,340,079
--------------------------------------------------------------------------------------------------
    490,000 SONYMA, Series 28                         6.650          04/01/2022            492,710
--------------------------------------------------------------------------------------------------
  8,125,000 SONYMA, Series 29                         5.400          10/01/2022          8,214,863
--------------------------------------------------------------------------------------------------
  2,450,000 SONYMA, Series 29                         5.450          04/01/2031          2,460,119
--------------------------------------------------------------------------------------------------
 16,040,000 SONYMA, Series 30-B                       6.650          10/01/2025         16,478,854
--------------------------------------------------------------------------------------------------
     15,000 SONYMA, Series 30-C2                      5.800          10/01/2025             15,234
--------------------------------------------------------------------------------------------------
 10,740,000 SONYMA, Series 36-A                       6.625          04/01/2025         11,174,326
--------------------------------------------------------------------------------------------------
 11,865,000 SONYMA, Series 38 RITES(a)               10.642(f)       04/01/2025         12,175,388
--------------------------------------------------------------------------------------------------
    375,000 SONYMA, Series 40-A                       6.350          04/01/2021            385,313
--------------------------------------------------------------------------------------------------
     75,000 SONYMA, Series 40-B                       6.400          10/01/2012             77,923
--------------------------------------------------------------------------------------------------
  5,830,000 SONYMA, Series 40-B                       6.600          04/01/2025          6,073,169
--------------------------------------------------------------------------------------------------
    100,000 SONYMA, Series 46                         6.500          04/01/2013            106,264
--------------------------------------------------------------------------------------------------
     65,000 SONYMA, Series 46                         6.600          10/01/2019             68,409
--------------------------------------------------------------------------------------------------
  5,260,000 SONYMA, Series 50                         6.625          04/01/2025          5,488,021
--------------------------------------------------------------------------------------------------
    100,000 SONYMA, Series 54                         6.100          10/01/2015            106,023
--------------------------------------------------------------------------------------------------
     55,000 SONYMA, Series 54                         6.200          10/01/2026             57,507
--------------------------------------------------------------------------------------------------
     45,000 SONYMA, Series 54                         6.200          10/01/2026             47,187
--------------------------------------------------------------------------------------------------
  5,700,000 SONYMA, Series 58                         6.400          04/01/2027          6,029,574
--------------------------------------------------------------------------------------------------
    160,000 SONYMA, Series 60                         6.000          10/01/2022            167,259
--------------------------------------------------------------------------------------------------
  7,420,000 SONYMA, Series 60                         6.050          04/01/2026          7,735,350
--------------------------------------------------------------------------------------------------
     15,000 SONYMA, Series 63                         6.125          04/01/2027             15,720
--------------------------------------------------------------------------------------------------
 10,080,000 SONYMA, Series 65                         5.850          10/01/2028         10,405,786
--------------------------------------------------------------------------------------------------
 19,570,000 SONYMA, Series 67                         5.800          10/01/2028         20,150,838
--------------------------------------------------------------------------------------------------
  3,295,000 SONYMA, Series 69                         5.400          10/01/2019          3,356,056
--------------------------------------------------------------------------------------------------
  4,670,000 SONYMA, Series 69 RITES(a)                9.392(f)       10/01/2028          4,756,488
--------------------------------------------------------------------------------------------------
  3,000,000 SONYMA, Series 71                         5.400          04/01/2029          3,009,270
--------------------------------------------------------------------------------------------------
 10,150,000 SONYMA, Series 71 RITES(a)                9.192(f)       04/01/2029         10,212,727
--------------------------------------------------------------------------------------------------
  5,500,000 SONYMA, Series 73 RITES(a)               16.416(f)       10/01/2028          5,464,470
--------------------------------------------------------------------------------------------------
  1,675,000 SONYMA, Series 73-A                       5.300          10/01/2028          1,673,911
--------------------------------------------------------------------------------------------------
 10,750,000 SONYMA, Series 79                         5.300          04/01/2029         10,718,610
--------------------------------------------------------------------------------------------------
    995,000 SONYMA, Series 88                         6.250          04/01/2030          1,051,785
--------------------------------------------------------------------------------------------------
  6,100,000 SONYMA, Series 97                         5.400          10/01/2021          6,183,570
--------------------------------------------------------------------------------------------------
  6,065,000 SONYMA, Series 97                         5.500          04/01/2031          6,110,548
--------------------------------------------------------------------------------------------------
    300,000 St. Lawrence County IDA (Clarkson
            University)                               5.125          07/01/2021            293,934
--------------------------------------------------------------------------------------------------
  1,315,000 St. Lawrence County IDA (Clarkson
            University)                               5.250          07/01/2031          1,277,812
--------------------------------------------------------------------------------------------------
  2,370,000 St. Lawrence County IDA (Clarkson
            University)                               5.500          07/01/2029          2,382,514
--------------------------------------------------------------------------------------------------
  2,805,000 St. Lawrence County IDA (Hepburn
            Medical Center)                           5.375          12/01/2019          2,873,638
--------------------------------------------------------------------------------------------------
  3,595,000 St. Lawrence County IDA (Hepburn
            Medical Center)                           5.500          12/01/2024          3,659,638
--------------------------------------------------------------------------------------------------
    640,000 Suffolk County IDA (ALIA-ACDS)            7.125          06/01/2017            639,859
--------------------------------------------------------------------------------------------------
    425,000 Suffolk County IDA (ALIA-ACLD)            6.375          06/01/2014            407,958


36      ROCHESTER FUND MUNICIPALS

PRINCIPAL                                                                             MARKET VALUE
   AMOUNT                                             COUPON         MATURITY           SEE NOTE 1
==================================================================================================
 NEW YORK Continued
$ 1,310,000 Suffolk County IDA (ALIA-ACLD)            6.500%         03/01/2018      $   1,230,902
--------------------------------------------------------------------------------------------------
    795,000 Suffolk County IDA (ALIA-ACLD)            7.500          09/01/2015            825,790
--------------------------------------------------------------------------------------------------
    365,000 Suffolk County IDA (ALIA-ADD)             6.950          12/01/2014            366,391
--------------------------------------------------------------------------------------------------
    560,000 Suffolk County IDA (ALIA-ADD)             7.500          09/01/2015            574,678
--------------------------------------------------------------------------------------------------
    580,000 Suffolk County IDA (ALIA-CDD)             7.125          06/01/2017            579,872
--------------------------------------------------------------------------------------------------
  1,805,000 Suffolk County IDA (ALIA-DDI)(a)          6.375          06/01/2014          1,697,494
--------------------------------------------------------------------------------------------------
    385,000 Suffolk County IDA (ALIA-DDI)(a)          6.950          12/01/2014            377,966
--------------------------------------------------------------------------------------------------
    395,000 Suffolk County IDA (ALIA-DDI)(a)          7.500          09/01/2015            375,191
--------------------------------------------------------------------------------------------------
    935,000 Suffolk County IDA (ALIA-FREE)            6.375          06/01/2014            897,871
--------------------------------------------------------------------------------------------------
  2,255,000 Suffolk County IDA (ALIA-FREE)            6.950          12/01/2014          2,263,592
--------------------------------------------------------------------------------------------------
  5,110,000 Suffolk County IDA (ALIA-FREE)            7.125          06/01/2017          5,108,876
--------------------------------------------------------------------------------------------------
    755,000 Suffolk County IDA (ALIA-IGHL)            6.375          06/01/2014            724,725
--------------------------------------------------------------------------------------------------
    770,000 Suffolk County IDA (ALIA-IGHL)            6.950          12/01/2014            772,934
--------------------------------------------------------------------------------------------------
  1,345,000 Suffolk County IDA (ALIA-IGHL)            7.125          06/01/2017          1,344,704
--------------------------------------------------------------------------------------------------
    335,000 Suffolk County IDA (ALIA-IGHL)            7.500          09/01/2015            347,975
--------------------------------------------------------------------------------------------------
    445,000 Suffolk County IDA (ALIA-Long Island Head
            Injury Association)                       6.375          06/01/2014            427,156
--------------------------------------------------------------------------------------------------
    915,000 Suffolk County IDA (ALIA-Long Island Head
            Injury Association)                       6.950          12/01/2014            918,486
--------------------------------------------------------------------------------------------------
    330,000 Suffolk County IDA (ALIA-Long Island Head
            Injury Association)                       7.500          09/01/2015            342,781
--------------------------------------------------------------------------------------------------
    735,000 Suffolk County IDA (ALIA-MCH)             6.375          06/01/2014            705,527
--------------------------------------------------------------------------------------------------
  1,830,000 Suffolk County IDA (ALIA-MCH)             6.950          12/01/2014          1,836,972
--------------------------------------------------------------------------------------------------
  1,640,000 Suffolk County IDA (ALIA-MCH)             7.125          06/01/2017          1,639,639
--------------------------------------------------------------------------------------------------
    855,000 Suffolk County IDA (ALIA-NYS ARC)         7.500          09/01/2015            888,114
--------------------------------------------------------------------------------------------------
    540,000 Suffolk County IDA (ALIA-Pederson-Krag
            Center)                                   8.375          06/01/2016            539,314
--------------------------------------------------------------------------------------------------
    600,000 Suffolk County IDA (ALIA-SMCFS)           7.500          09/01/2015            623,238
--------------------------------------------------------------------------------------------------
    820,000 Suffolk County IDA (ALIA-Suffolk Hostels) 7.500          09/01/2015            851,759
--------------------------------------------------------------------------------------------------
    315,000 Suffolk County IDA (ALIA-UCPAGS)          6.375          06/01/2014            302,369
--------------------------------------------------------------------------------------------------
  1,335,000 Suffolk County IDA (ALIA-UCPAGS)          6.950          12/01/2014          1,325,615
--------------------------------------------------------------------------------------------------
  1,480,000 Suffolk County IDA (ALIA-UCPAGS)          7.000          06/01/2016          1,483,892
--------------------------------------------------------------------------------------------------
    555,000 Suffolk County IDA (ALIA-UCPAGS)          7.500          09/01/2015            576,495
--------------------------------------------------------------------------------------------------
    475,000 Suffolk County IDA (ALIA-WORCA)           6.950          12/01/2014            471,661
--------------------------------------------------------------------------------------------------
  1,035,000 Suffolk County IDA (ALIA-WORCA)           7.125          06/01/2017          1,034,772
--------------------------------------------------------------------------------------------------
    675,000 Suffolk County IDA (ALIA-WORCA)           7.500          09/01/2015            692,692
--------------------------------------------------------------------------------------------------
  7,293,119 Suffolk County IDA (Camelot
            Village)(a,b,d)                           7.900          11/01/2031          2,196,760
--------------------------------------------------------------------------------------------------
    345,000 Suffolk County IDA (CCSSVD)               7.000          04/01/2010            346,025
--------------------------------------------------------------------------------------------------
  2,595,000 Suffolk County IDA (CCSSVD)               8.000          04/01/2030          2,606,003
--------------------------------------------------------------------------------------------------
  1,090,000 Suffolk County IDA (DDI)(a)               6.250          03/01/2009            985,731
--------------------------------------------------------------------------------------------------
  5,025,000 Suffolk County IDA (DDI)(a)               7.250          03/01/2024          4,677,371
--------------------------------------------------------------------------------------------------
    180,000 Suffolk County IDA (DDI)(a)               7.375          03/01/2003            173,547
--------------------------------------------------------------------------------------------------
  9,675,000 Suffolk County IDA (DDI)(a)               8.750          03/01/2023          9,260,426
--------------------------------------------------------------------------------------------------
  2,605,000 Suffolk County IDA (Dowling College)      6.625          06/01/2024          2,226,546
--------------------------------------------------------------------------------------------------
  3,240,000 Suffolk County IDA (Dowling College)      6.700          12/01/2020          2,838,726
--------------------------------------------------------------------------------------------------
    280,000 Suffolk County IDA (Federation of
            Organizations)                            7.625          04/01/2010            282,240


37      ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued

PRINCIPAL                                                                             MARKET VALUE
   AMOUNT                                             COUPON         MATURITY           SEE NOTE 1
==================================================================================================
 NEW YORK Continued
$  2,195,000 Suffolk County IDA (Federation of
             Organizations)                            8.125%         04/01/2030      $   2,217,674
---------------------------------------------------------------------------------------------------
     445,000 Suffolk County IDA (Fil-Coil
             Corp.)(a,b,d)                             9.000          12/01/2015            282,575
---------------------------------------------------------------------------------------------------
   1,060,000 Suffolk County IDA (Fil-Coil
             Corp.)(a,b,d)                             9.250          12/01/2025            673,100
---------------------------------------------------------------------------------------------------
   3,860,000 Suffolk County IDA (Huntington First
             Aid Squad)                                6.650          11/01/2017          3,667,116
---------------------------------------------------------------------------------------------------
   3,250,000 Suffolk County IDA (Jefferson's Ferry)    6.125          11/01/2029          3,278,470
---------------------------------------------------------------------------------------------------
   6,500,000 Suffolk County IDA (Jefferson's Ferry)    7.200          11/01/2019          6,827,990
---------------------------------------------------------------------------------------------------
  10,000,000 Suffolk County IDA (Jefferson's Ferry)    7.250          11/01/2028         10,453,700
---------------------------------------------------------------------------------------------------
   3,500,000 Suffolk County IDA (Nissequogue
             Cogeneration Partners)                    5.300          01/01/2013          3,335,920
---------------------------------------------------------------------------------------------------
   5,485,000 Suffolk County IDA (Nissequogue
             Cogeneration Partners)                    5.500          01/01/2023          5,099,734
---------------------------------------------------------------------------------------------------
     715,000 Suffolk County IDA (OBPWC)                7.500          11/01/2022            733,754
---------------------------------------------------------------------------------------------------
   1,600,000 Suffolk County IDA (Peconic Landing
             Retirement Home)                          8.000          10/01/2030          1,612,464
---------------------------------------------------------------------------------------------------
     325,000 Suffolk County IDA (Pederson-Krag Center) 7.625          04/01/2010            327,600
---------------------------------------------------------------------------------------------------
   2,545,000 Suffolk County IDA (Pederson-Krag Center) 8.125          04/01/2030          2,571,290
---------------------------------------------------------------------------------------------------
     250,000 Suffolk County IDA (Rainbow Chimes)       7.000          05/01/2007            238,545
---------------------------------------------------------------------------------------------------
   2,210,000 Suffolk County IDA (Rainbow Chimes)       8.000          11/01/2024          2,115,721
---------------------------------------------------------------------------------------------------
   1,670,000 Suffolk County IDA (Rimland
             Facilities)(a,v)                          3.563          12/01/2009          1,666,827
---------------------------------------------------------------------------------------------------
   5,635,000 Suffolk County IDA (United Cerebral
             Palsy)                                    7.875          09/01/2041          5,505,226
---------------------------------------------------------------------------------------------------
   1,620,000 Suffolk County IDA (Windmill Village)     5.700          12/01/2026          1,643,312
---------------------------------------------------------------------------------------------------
   1,305,000 Suffolk County IDA (Windmill Village)     5.750          12/01/2031          1,325,906
---------------------------------------------------------------------------------------------------
   1,135,000 Suffolk County IDA (Wireless Boulevard
             Realty)                                   7.875          12/01/2012          1,189,866
---------------------------------------------------------------------------------------------------
   4,005,000 Suffolk County IDA (Wireless Boulevard
             Realty)                                   8.625          12/01/2026          4,265,005
---------------------------------------------------------------------------------------------------
   3,035,000 Sullivan County IDA (Center Discovery
             Civic Facility)                           7.250          02/01/2012          3,049,538
---------------------------------------------------------------------------------------------------
   9,965,000 Sullivan County IDA (Center Discovery
             Civic Facility)                           7.750          02/01/2027         10,017,815
---------------------------------------------------------------------------------------------------
   8,725,000 Sullivan County IDA (SCCC Dorm Corp.
             Civic Facility)                           7.250          06/01/2027          8,726,920
---------------------------------------------------------------------------------------------------
   2,720,000 Sunnybrook EHC                           11.250          12/01/2014          2,927,971
---------------------------------------------------------------------------------------------------
     525,000 Syracuse Hsg. Authority (Loretto
             Sedgwick Heights Corp.)                   7.375          11/01/2008            528,932
---------------------------------------------------------------------------------------------------
   6,995,000 Syracuse Hsg. Authority (Loretto
             Sedgwick Heights Corp.)                   8.500          11/01/2031          7,135,320
---------------------------------------------------------------------------------------------------
   6,590,000 Syracuse Hsg. Authority (LRRHCF)          5.800          08/01/2037          6,914,228
---------------------------------------------------------------------------------------------------
     550,000 Syracuse Hsg. Authority (LRRHCF)          7.500          08/01/2010            555,632
---------------------------------------------------------------------------------------------------
     375,000 Syracuse IDA (Anoplate Corp.)             7.250          11/01/2007            380,171
---------------------------------------------------------------------------------------------------
   2,195,000 Syracuse IDA (Anoplate Corp.)             8.000          11/01/2022          2,254,528
---------------------------------------------------------------------------------------------------
   1,000,000 Syracuse IDA (Crouse Irving Health
             Hospital)(a)                              5.375          01/01/2023            506,860
---------------------------------------------------------------------------------------------------
  26,105,000 Syracuse IDA (James Square)               0.000          08/01/2025          5,929,229
---------------------------------------------------------------------------------------------------
     725,000 Syracuse IDA (Jewish Home)                7.375          03/01/2021            750,614
---------------------------------------------------------------------------------------------------
   2,050,000 Syracuse IDA (Jewish Home)                7.375          03/01/2031          2,106,847
---------------------------------------------------------------------------------------------------
   7,050,000 Syracuse IDA (Pavilion on James
             Senior Hsg.)(a,d)                         7.500          08/01/2030          1,411,551
---------------------------------------------------------------------------------------------------
   8,085,000 Syracuse IDA (Spectrum Medsystems
             Corp.)(a)                                 8.500          11/01/2010          6,346,725
---------------------------------------------------------------------------------------------------
      25,000 34th Street BID (34th Street Partnership) 5.500          01/01/2023             25,125
---------------------------------------------------------------------------------------------------
   3,750,000 Tompkins County IDA (Ithacare Center)     6.200          02/01/2037          4,027,388
---------------------------------------------------------------------------------------------------
   2,790,000 Tompkins County IDA (Kendall at Ithaca)   7.875          06/01/2015          2,873,477
---------------------------------------------------------------------------------------------------
   5,760,000 Tompkins County IDA (Kendall at Ithaca)   7.875          06/01/2024          5,931,302
---------------------------------------------------------------------------------------------------
     165,000 Tompkins Healthcare Corp.
             (Reconstruction Home)                    10.800          02/01/2007            191,652
---------------------------------------------------------------------------------------------------
      75,000 Tompkins Healthcare Corp.
             (Reconstruction Home)                    10.800          02/01/2028             88,401
---------------------------------------------------------------------------------------------------
     695,000 Tonawanda SCHC                            6.500          12/01/2010            691,845
---------------------------------------------------------------------------------------------------
 118,050,000 Triborough Bridge & Tunnel Authority      5.000          01/01/2032        113,219,394


38      ROCHESTER FUND MUNICIPALS

PRINCIPAL                                                                             MARKET VALUE
   AMOUNT                                            COUPON          MATURITY           SEE NOTE 1
==================================================================================================
 NEW YORK Continued
$16,775,000 Triborough Bridge & Tunnel Authority      5.000%         01/01/2032      $  16,161,371
--------------------------------------------------------------------------------------------------
 10,050,000 Triborough Bridge & Tunnel Authority      5.125          01/01/2031          9,843,473
--------------------------------------------------------------------------------------------------
  8,265,000 Triborough Bridge & Tunnel Authority
            RITES(a)                                 15.323(f)       01/01/2027          7,332,377
--------------------------------------------------------------------------------------------------
 23,250,000 TSASC, Inc. (TFABs)                       6.250          07/15/2034         24,088,163
--------------------------------------------------------------------------------------------------
  2,000,000 TSASC, Inc. (TFABs)                       6.375          07/15/2039          2,088,060
--------------------------------------------------------------------------------------------------
 11,970,000 TSASC, Inc. (TFABs) RITES(a)             19.687(f)       07/15/2034         14,078,156
--------------------------------------------------------------------------------------------------
 30,875,000 TSASC, Inc. (TFABs) RITES(a)             20.187(f)       07/15/2039         35,327,175
--------------------------------------------------------------------------------------------------
     55,000 Tupper Lake HDC                           8.125          10/01/2010             55,411
--------------------------------------------------------------------------------------------------
    995,000 UCP/HCA of Chemung County                 6.600          08/01/2022          1,132,887
--------------------------------------------------------------------------------------------------
    725,000 Ulster County IDA (Benedictine Hospital)  6.400          06/01/2014            688,482
--------------------------------------------------------------------------------------------------
  1,945,000 Ulster County IDA (Benedictine Hospital)  6.450          06/01/2024          1,745,910
--------------------------------------------------------------------------------------------------
  1,915,000 Ulster County IDA (Brooklyn Bottling)     8.600          06/30/2022          1,965,594
--------------------------------------------------------------------------------------------------
  4,000,000 Ulster County IDA (Kingston Hospital)     5.650          11/15/2024          3,991,160
--------------------------------------------------------------------------------------------------
  1,465,000 Ulster County IDA (Mid-Hudson Family
            Health Services)                          5.350          07/01/2023          1,469,629
--------------------------------------------------------------------------------------------------
  2,250,000 Ulster County Res Rec                     6.000          03/01/2014          2,312,865
--------------------------------------------------------------------------------------------------
  2,000,000 Ulster County Tobacco Asset
            Securitization Corp.                      0.000(v)       06/01/2025          1,818,780
--------------------------------------------------------------------------------------------------
  1,635,000 Ulster County Tobacco Asset
            Securitization Corp.                      0.000(v)       06/01/2040          1,026,028
--------------------------------------------------------------------------------------------------
    815,000 Ulster County Tobacco Asset
            Securitization Corp.                      6.000          06/01/2040            832,368
--------------------------------------------------------------------------------------------------
  2,470,000 Union Hsg. Authority (Methodist Homes)    7.625          11/01/2016          2,565,564
--------------------------------------------------------------------------------------------------
  2,010,000 Union Hsg. Authority (Methodist Homes)    8.500          04/01/2012          2,097,375
--------------------------------------------------------------------------------------------------
    795,000 United Nations Devel. Corp., Series B     5.500          07/01/2017            795,207
--------------------------------------------------------------------------------------------------
 20,280,000 United Nations Devel. Corp., Series B     5.600          07/01/2026         20,283,448
--------------------------------------------------------------------------------------------------
 17,150,000 United Nations Devel. Corp., Series C     5.600          07/01/2026         17,151,372
--------------------------------------------------------------------------------------------------
     80,000 Utica Free Academy Devel. Corp.
            (Loretto-Utica Corp.)                     5.950          07/01/2035             80,366
--------------------------------------------------------------------------------------------------
    580,000 Utica GO                                  6.000          01/15/2006            606,570
--------------------------------------------------------------------------------------------------
    500,000 Utica GO                                  6.100          01/15/2013            543,335
--------------------------------------------------------------------------------------------------
    500,000 Utica GO                                  6.200          01/15/2014            541,915
--------------------------------------------------------------------------------------------------
    560,000 Utica GO                                  6.250          01/15/2007            591,517
--------------------------------------------------------------------------------------------------
    500,000 Utica GO                                  6.250          01/15/2015            543,800
--------------------------------------------------------------------------------------------------
  3,000,000 Utica IDA (Utica College Civic Facility)  5.750          08/01/2028          2,720,610
--------------------------------------------------------------------------------------------------
  1,250,000 Utica IDA (Utica College Civic Facility)  6.750          12/01/2021          1,252,375
--------------------------------------------------------------------------------------------------
  3,550,000 Utica IDA (Utica College Civic Facility)  6.850          12/01/2031          3,556,710
--------------------------------------------------------------------------------------------------
    950,000 Vigilant EHL (Thomaston Volunteer
            Fire Dept.)                               7.500          11/01/2012            966,749
--------------------------------------------------------------------------------------------------
  8,440,000 Warren & Washington Counties IDA
            (Adirondack Res Rec)                      8.000          12/15/2012          7,864,223
--------------------------------------------------------------------------------------------------
  8,645,000 Warren & Washington Counties IDA
            (Adirondack Res Rec)                      8.200          12/15/2010          8,213,960
--------------------------------------------------------------------------------------------------
  8,965,000 Warren & Washington Counties IDA
            (Adirondack Res Rec)                      8.200          12/15/2010          8,535,666
--------------------------------------------------------------------------------------------------
    100,000 Watervliet EHC                            8.000          11/15/2003            100,312
--------------------------------------------------------------------------------------------------
     95,000 Watervliet EHC                            8.000          11/15/2004             95,305
--------------------------------------------------------------------------------------------------
     95,000 Watervliet EHC                            8.000          11/15/2005             95,233
--------------------------------------------------------------------------------------------------
    100,000 Watervliet EHC                            8.000          11/15/2006            100,245
--------------------------------------------------------------------------------------------------
    100,000 Watervliet EHC                            8.000          11/15/2007            100,242
--------------------------------------------------------------------------------------------------
    100,000 Watervliet EHC                            8.000          11/15/2008            100,242
--------------------------------------------------------------------------------------------------
    100,000 Watervliet EHC                            8.000          11/15/2009            100,242
--------------------------------------------------------------------------------------------------
     90,000 Wayne County IDA (ARC)                    7.250          03/01/2003             90,053
--------------------------------------------------------------------------------------------------
  2,925,000 Wayne County IDA (ARC)                    8.375          03/01/2018          3,007,017


39      ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued

PRINCIPAL                                                                             MARKET VALUE
   AMOUNT                                            COUPON          MATURITY           SEE NOTE 1
==================================================================================================
 NEW YORK Continued
$ 1,870,000 Westchester County IDA (Beth Abraham
            Hospital)                                 8.375%         12/01/2025      $   1,993,644
--------------------------------------------------------------------------------------------------
  4,720,000 Westchester County IDA (Childrens
            Village)                                  6.000          06/01/2022          4,733,688
--------------------------------------------------------------------------------------------------
  1,162,800 Westchester County IDA (Clearview School) 9.375          01/01/2021          1,218,312
--------------------------------------------------------------------------------------------------
  2,000,000 Westchester County IDA (Hebrew Hospital
            Senior Hsg.)                              7.375          07/01/2030          2,024,080
--------------------------------------------------------------------------------------------------
  2,220,000 Westchester County IDA (JBFS)             6.750          12/15/2012          2,247,328
--------------------------------------------------------------------------------------------------
  1,560,000 Westchester County IDA (JDAM)             6.750          04/01/2016          1,643,039
--------------------------------------------------------------------------------------------------
  3,250,000 Westchester County IDA (Lawrence
            Hospital)                                 5.000          01/01/2028          2,960,230
--------------------------------------------------------------------------------------------------
    800,000 Westchester County IDA (Lawrence
            Hospital)                                 5.125          01/01/2018            780,776
--------------------------------------------------------------------------------------------------
  1,275,000 Westchester County IDA (Living Independently
            for the Elderly)                          5.375          08/20/2021          1,291,983
--------------------------------------------------------------------------------------------------
  3,035,000 Westchester County IDA (Living Independently
            for the Elderly)                          5.400          08/20/2032          3,037,792
--------------------------------------------------------------------------------------------------
  1,700,000 Westchester County IDA (Rippowam-Cisqua
            School)                                   5.750          06/01/2029          1,647,249
--------------------------------------------------------------------------------------------------
     85,000 Westchester County IDA (Westchester
            Airport)                                  5.950          08/01/2024             85,791
--------------------------------------------------------------------------------------------------
  2,500,000 Westchester County IDA (Winward School)   5.250          10/01/2031          2,432,400
--------------------------------------------------------------------------------------------------
 24,110,000 Westchester County Tobacco Asset
            Securitization Corp.                      6.750          07/15/2029         25,981,659
--------------------------------------------------------------------------------------------------
 76,375,000 Westchester County Tobacco Asset
            Securitization Corp.                      0.000(v)       07/15/2039         55,444,431
--------------------------------------------------------------------------------------------------
  1,700,000 Yates County IDA (Keuka College)          8.750          08/01/2015          1,832,481
--------------------------------------------------------------------------------------------------
    870,000 Yates County IDA (Keuka College)          9.000          08/01/2011            889,070
--------------------------------------------------------------------------------------------------
  3,825,000 Yates County IDA (SSMH)                   5.650          02/01/2039          3,965,913
--------------------------------------------------------------------------------------------------
 15,000,000 Yonkers IDA (Community Development
            Properties)                               6.625          02/01/2026         15,803,250
--------------------------------------------------------------------------------------------------
  4,685,000 Yonkers IDA (Hudson Scenic Studio)        6.625          11/01/2019          4,341,262
--------------------------------------------------------------------------------------------------
  1,590,000 Yonkers IDA (Philipsburgh Hall
            Associates)                               7.500          11/01/2030          1,614,884
--------------------------------------------------------------------------------------------------
  2,500,000 Yonkers IDA (St. John's Riverside
            Hospital)                                 7.125          07/01/2031          2,623,000
--------------------------------------------------------------------------------------------------
    390,000 Yonkers IDA (St. Joseph's Hospital)       7.500          12/30/2003            392,902
--------------------------------------------------------------------------------------------------
  3,270,000 Yonkers IDA (St. Joseph's Hospital)       8.500          12/30/2013          3,413,390
--------------------------------------------------------------------------------------------------
  2,200,000 Yonkers IDA (St. Joseph's Hospital),
            Series 98-A                               6.150          03/01/2015          1,747,174
--------------------------------------------------------------------------------------------------
  2,100,000 Yonkers IDA (St. Joseph's Hospital),
            Series 98-B                               6.150          03/01/2015          1,667,757
--------------------------------------------------------------------------------------------------
  1,000,000 Yonkers IDA (St. Joseph's Hospital),
            Series 98-C                               6.200          03/01/2020            757,410
--------------------------------------------------------------------------------------------------
    135,000 Yonkers IDA (Westchester School)          7.375          12/30/2003            135,857
--------------------------------------------------------------------------------------------------
  3,375,000 Yonkers IDA (Westchester School)          8.750          12/30/2023          3,584,621
--------------------------------------------------------------------------------------------------
    800,000 Yonkers Parking Authority                 6.000          06/15/2018            818,616
--------------------------------------------------------------------------------------------------
  1,215,000 Yonkers Parking Authority                 6.000          06/15/2024          1,228,801
--------------------------------------------------------------------------------------------------
    420,000 Yonkers Parking Authority                 7.750          12/01/2004            438,610
                                                                                    --------------
                                                                                     5,274,922,818
--------------------------------------------------------------------------------------------------
 OTHER STATES--2.6%
--------------------------------------------------------------------------------------------------
  4,000,000 Allegheny County, PA HDA (West Penn Allegheny
            Health System)                            9.250          11/15/2022          4,307,800
--------------------------------------------------------------------------------------------------
 47,900,000 Allegheny County, PA HDA (West Penn Allegheny
            Health System)                            9.250          11/15/2030         51,327,724
--------------------------------------------------------------------------------------------------
 41,085,000 Alliance Airport Authority, TX
            (American Airlines)                       7.500          12/01/2029         37,261,219
--------------------------------------------------------------------------------------------------
  1,250,000 Chicago, IL O'Hare International
            Airport (American Airlines)               8.200          12/01/2024          1,231,000
--------------------------------------------------------------------------------------------------
 27,330,000 Dallas-Fort Worth, TX International Airport
            (American Airlines)                       7.250          11/01/2030         23,894,619
--------------------------------------------------------------------------------------------------
 12,235,000 Dallas-Fort Worth, TX International
            Airport (Delta Air Lines)                 7.125          11/01/2026         11,376,348
--------------------------------------------------------------------------------------------------
 12,785,000 Hillsborough County, FL Aviation
            Authority (US Airways)                    8.600          01/15/2022          7,096,059


40      ROCHESTER FUND MUNICIPALS

PRINCIPAL                                                                             MARKET VALUE
   AMOUNT                                            COUPON          MATURITY           SEE NOTE 1
==================================================================================================
 OTHER STATES Continued
$ 2,200,000 Kenton County, KY Airport (Delta Air
            Lines)                                    7.500%         02/01/2020     $    2,178,814
--------------------------------------------------------------------------------------------------
  2,000,000 Los Angeles, CA Regional AIC (American
            Airlines)                                 7.500          12/01/2024          1,951,180
--------------------------------------------------------------------------------------------------
  5,750,000 McMinn County, TN IDB Solid Waste
            (Calhoun Newsprint)                       7.400          12/01/2022          5,900,535
--------------------------------------------------------------------------------------------------
      5,000 MI Strategic Fund Limited Obligation
            (Ford Motor Company)                      6.550          10/01/2022              5,111
--------------------------------------------------------------------------------------------------
      5,000 Montgomery County, MD HOC (Single Family Mtg.),
            Series B                                  6.625          07/01/2028              5,082
--------------------------------------------------------------------------------------------------
      5,000 OH Higher Educational Facility Commission
            (Kenyon College)                          7.400          05/01/2007              5,144
--------------------------------------------------------------------------------------------------
  7,900,000 Richland County, SC Solid Waste (Union
            Camp Corp.)                               6.750          05/01/2022          8,073,800
--------------------------------------------------------------------------------------------------
  2,750,905 Robbins, IL Res Rec (Robbins Res Rec
            Partners)(a)                              7.250          10/15/2009          1,301,178
--------------------------------------------------------------------------------------------------
      5,000 Southern CA Public Power Authority        6.000          07/01/2018              5,005
                                                                                    --------------
                                                                                       155,920,618
--------------------------------------------------------------------------------------------------
 U.S. POSSESSIONS--10.4%(E)
--------------------------------------------------------------------------------------------------
    400,001 American Samoa Power Authority            6.900          09/01/2002            402,604
--------------------------------------------------------------------------------------------------
    500,000 American Samoa Power Authority            6.950          09/01/2003            521,110
--------------------------------------------------------------------------------------------------
    500,000 American Samoa Power Authority            7.000          09/01/2004            536,255
--------------------------------------------------------------------------------------------------
    800,000 American Samoa Power Authority            7.200          09/01/2002            805,584
--------------------------------------------------------------------------------------------------
  4,225,000 Guam Airport Authority, Series A          6.500          10/01/2023          4,322,597
--------------------------------------------------------------------------------------------------
  3,675,000 Guam Airport Authority, Series B          6.600          10/01/2010          3,795,246
--------------------------------------------------------------------------------------------------
 65,750,000 Guam Airport Authority, Series B          6.700          10/01/2023         67,877,670
--------------------------------------------------------------------------------------------------
  2,500,000 Guam EDA (Royal Socio Apartments)         9.500          11/01/2018          2,516,325
--------------------------------------------------------------------------------------------------
  8,375,000 Guam GO, Series A                         5.400          11/15/2018          7,567,482
--------------------------------------------------------------------------------------------------
  1,085,000 Guam GO, Series A                         6.000          09/01/2006          1,080,747
--------------------------------------------------------------------------------------------------
    290,000 Guam Power Authority, Series A            5.250          10/01/2023            276,933
--------------------------------------------------------------------------------------------------
 20,000,000 Guam Power Authority, Series A            5.250          10/01/2034         18,596,400
--------------------------------------------------------------------------------------------------
  1,000,000 Northern Mariana Islands, Series A        6.000          06/01/2020          1,033,340
--------------------------------------------------------------------------------------------------
  4,790,000 Northern Mariana Islands, Series A        6.250          03/15/2028          4,804,035
--------------------------------------------------------------------------------------------------
 20,000,000 Northern Mariana Islands, Series A        6.600          03/15/2028         20,665,800
--------------------------------------------------------------------------------------------------
 10,000,000 Northern Mariana Islands, Series A        7.375          06/01/2030         10,174,600
--------------------------------------------------------------------------------------------------
    234,231 Puerto Rico Dept. of Corrections
            Equipment Lease(a)                        8.000          04/17/2003            234,259
--------------------------------------------------------------------------------------------------
    450,129 Puerto Rico Family Dept. Furniture
            Lease(a)                                  8.000          08/18/2003            450,858
--------------------------------------------------------------------------------------------------
  1,800,989 Puerto Rico Family Dept. Furniture
            Lease(a)                                 12.725          08/12/2003          1,856,784
--------------------------------------------------------------------------------------------------
    750,000 Puerto Rico HBFA                          6.250          04/01/2029            781,148
--------------------------------------------------------------------------------------------------
  2,900,340 Puerto Rico Health Dept. Computer Lease(a)7.438          03/26/2003          2,892,538
--------------------------------------------------------------------------------------------------
  2,225,000 Puerto Rico HFC                           5.500          12/01/2023          2,265,718
--------------------------------------------------------------------------------------------------
     10,000 Puerto Rico HFC                           7.300          10/01/2006             10,023
--------------------------------------------------------------------------------------------------
    180,000 Puerto Rico HFC                           7.500          10/01/2015            188,111
--------------------------------------------------------------------------------------------------
  4,500,000 Puerto Rico HFC                           7.500          04/01/2022          4,644,450
--------------------------------------------------------------------------------------------------
    185,000 Puerto Rico IMEPCF (Instituto Medico)     9.500          04/01/2003            186,106
--------------------------------------------------------------------------------------------------
    155,979 Puerto Rico Industrial Commission
            Computer Lease(a)                         8.000          03/26/2003            155,930
--------------------------------------------------------------------------------------------------
    905,000 Puerto Rico Infrastructure                7.500          07/01/2009            921,109
--------------------------------------------------------------------------------------------------
    335,000 Puerto Rico Infrastructure                7.750          07/01/2008            345,251
--------------------------------------------------------------------------------------------------
     60,000 Puerto Rico Infrastructure                7.900          07/01/2007             61,248
--------------------------------------------------------------------------------------------------
  1,080,000 Puerto Rico ITEMECF (Ana G. Mendez
            University)                               5.375          02/01/2019          1,084,363


41      ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued

PRINCIPAL                                                                              MARKET VALUE
   AMOUNT                                             COUPON          MATURITY           SEE NOTE 1
===================================================================================================
 U.S. POSSESSIONS Continued
$  1,575,000 Puerto Rico ITEMECF (Ana G. Mendez
             University)                               5.375%         12/01/2021     $    1,563,676
---------------------------------------------------------------------------------------------------
   5,750,000 Puerto Rico ITEMECF (Ana G. Mendez
             University)                               5.375          02/01/2029          5,591,185
---------------------------------------------------------------------------------------------------
   2,750,000 Puerto Rico ITEMECF (Ana G. Mendez
             University)                               5.500          12/01/2031          2,712,380
---------------------------------------------------------------------------------------------------
  42,800,000 Puerto Rico ITEMECF (Cogeneration
             Facilities)                               6.625          06/01/2026         44,625,420
---------------------------------------------------------------------------------------------------
   3,685,000 Puerto Rico ITEMECF (Mennonite General
             Hospital)                                 5.625          07/01/2017          3,246,927
---------------------------------------------------------------------------------------------------
     985,000 Puerto Rico ITEMECF (Mennonite General
             Hospital)                                 5.625          07/01/2027            810,182
---------------------------------------------------------------------------------------------------
   8,735,000 Puerto Rico ITEMECF (Mennonite General
             Hospital)                                 6.500          07/01/2018          8,391,365
---------------------------------------------------------------------------------------------------
  12,340,000 Puerto Rico ITEMECF (Mennonite General
             Hospital)                                 6.500          07/01/2026         11,479,038
---------------------------------------------------------------------------------------------------
     375,000 Puerto Rico ITEMECF (Polytech University) 5.500          08/01/2024            355,264
---------------------------------------------------------------------------------------------------
      35,000 Puerto Rico ITEMECF (Polytech University) 5.700          08/01/2013             35,412
---------------------------------------------------------------------------------------------------
     940,000 Puerto Rico ITEMECF (Polytech University) 6.500          08/01/2024            975,184
---------------------------------------------------------------------------------------------------
     750,000 Puerto Rico ITEMECF (Ryder Memorial
             Hospital)                                 6.400          05/01/2009            775,118
---------------------------------------------------------------------------------------------------
   2,425,000 Puerto Rico ITEMECF (Ryder Memorial
             Hospital)                                 6.600          05/01/2014          2,463,897
---------------------------------------------------------------------------------------------------
   5,250,000 Puerto Rico ITEMECF (Ryder Memorial
             Hospital)                                 6.700          05/01/2024          5,261,655
---------------------------------------------------------------------------------------------------
   7,000,000 Puerto Rico ITEMECF (San Lucas & Cristo
             Redentor Hospitals)                       5.750          06/01/2029          6,028,330
---------------------------------------------------------------------------------------------------
     500,000 Puerto Rico ITEMECF (University of the
             Sacred Heart)                             5.250          09/01/2021            500,500
---------------------------------------------------------------------------------------------------
   8,000,000 Puerto Rico ITEMECF (University of the
             Sacred Heart)                             5.250          09/01/2031          7,829,840
---------------------------------------------------------------------------------------------------
      91,649 Puerto Rico Medical Services Equipment
             Lease(a)                                  7.300          02/27/2003             91,495
---------------------------------------------------------------------------------------------------
     184,994 Puerto Rico Medical Services Ventilator
             Lease(a)                                  7.500          04/01/2003            184,822
---------------------------------------------------------------------------------------------------
  25,470,000 Puerto Rico Port Authority (American
             Airlines)                                 6.250          06/01/2026         20,703,544
---------------------------------------------------------------------------------------------------
  12,470,000 Puerto Rico Port Authority (American
             Airlines)                                 6.300          06/01/2023         10,310,570
---------------------------------------------------------------------------------------------------
   6,628,464 Puerto Rico Public Buildings Authority
             Computer Lease(a)                         6.528          05/01/2004          6,574,111
---------------------------------------------------------------------------------------------------
 182,410,000 Puerto Rico Public Finance Corp.,
             Series E                                  5.500          08/01/2029        186,423,020
---------------------------------------------------------------------------------------------------
  45,000,000 Puerto Rico Public Finance Corp.,
             Series E                                  5.750          08/01/2030         46,919,700
---------------------------------------------------------------------------------------------------
     870,874 Puerto Rico Rio Grande Computer
             Lease(a,b,d)                              0.000          09/02/2003            345,084
---------------------------------------------------------------------------------------------------
   2,247,808 Puerto Rico Rio Grande Equipment
             Lease(a,b,d)                              0.000          10/13/2003          1,975,823
---------------------------------------------------------------------------------------------------
     142,664 Puerto Rico Rio Grande Vehicle
             Lease(a,b,d)                              0.000          01/23/2003             56,531
---------------------------------------------------------------------------------------------------
     350,736 Puerto Rico San Sebastian Garage Lease(a)10.000          09/16/2005            364,541
---------------------------------------------------------------------------------------------------
      99,246 Puerto Rico State Courts Vehicle Lease(a) 8.000          03/26/2003             99,396
---------------------------------------------------------------------------------------------------
   2,000,000 University of V.I.                        6.250          12/01/2029          2,112,840
---------------------------------------------------------------------------------------------------
     770,000 University of V.I.                        7.250          10/01/2004(p)         857,980
---------------------------------------------------------------------------------------------------
   3,570,000 University of V.I.                        7.700          10/01/2019(p)       4,086,686
---------------------------------------------------------------------------------------------------
   5,175,000 University of V.I.                        7.750          10/01/2024(p)       5,929,412
---------------------------------------------------------------------------------------------------
      60,000 V.I. HFA                                  6.450          03/01/2016             62,351
---------------------------------------------------------------------------------------------------
  10,000,000 V.I. Public Finance Authority             5.500          10/01/2015         10,303,400
---------------------------------------------------------------------------------------------------
   1,000,000 V.I. Public Finance Authority             5.500          10/01/2018          1,011,480
---------------------------------------------------------------------------------------------------
  16,220,000 V.I. Public Finance Authority             5.500          10/01/2022         16,255,846
---------------------------------------------------------------------------------------------------
   7,500,000 V.I. Public Finance Authority             5.625          10/01/2025          7,516,425
---------------------------------------------------------------------------------------------------
   1,595,000 V.I. Public Finance Authority             5.750          10/01/2013          1,606,819
---------------------------------------------------------------------------------------------------
  11,415,000 V.I. Public Finance Authority             5.875          10/01/2018         11,396,051
---------------------------------------------------------------------------------------------------
   6,830,000 V.I. Public Finance Authority             6.000          10/01/2022          6,825,287
---------------------------------------------------------------------------------------------------
   8,400,000 V.I. Public Finance Authority             6.125          10/01/2029          8,828,904
---------------------------------------------------------------------------------------------------
     730,000 V.I. Public Finance Authority             7.125          10/01/2004(p)         777,151
---------------------------------------------------------------------------------------------------
   8,625,000 V.I. Public Finance Authority Computer
             Lease(a)                                  6.250          01/01/2005          8,918,250


42      ROCHESTER FUND MUNICIPALS

PRINCIPAL                                                                             MARKET VALUE
   AMOUNT                                            COUPON         MATURITY            SEE NOTE 1
==================================================================================================
 U.S. POSSESSIONS Continued
--------------------------------------------------------------------------------------------------
$1,575,000 V.I. Water & Power Authority              5.300%         07/01/2018     $    1,551,454
--------------------------------------------------------------------------------------------------
 3,515,000 V.I. Water & Power Authority              5.300          07/01/2021          3,416,193
--------------------------------------------------------------------------------------------------
 2,500,000 V.I. Water & Power Authority              5.500          07/01/2017          2,458,650
                                                                                   ---------------
                                                                                      631,663,813

--------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $6,066,307,668)--100.1%                          6,062,507,249
--------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS--(0.1)%                                         (3,137,418)
                                                                                   ---------------
 NET ASSETS--100.0%                                                                $6,059,369,831
                                                                                   ===============




FOOTNOTES TO STATEMENTS

A. Identifies issues considered to be illiquid or restricted--See Note 5 of Notes to Financial Statements.
B. Non-income-accruing security.
C. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,394,536 or 0.04% of the Fund's net assets as of June 30, 2002.
D. Issuer is in default.
E. All income earned on securities categorized as U.S. Possessions is exempt from federal, New York State and New York City income taxes for the six months ended June 30, 2002.
F. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.
P. Date of prefunded call, or maturity date if escrowed to maturity.
V. Represents the current interest rate for a variable or increasing rate security.
W. When-issued security to be delivered and settled after June 30, 2002.

As of June 30, 2002, securities subject to the Alternative Minimum Tax amount to $1,633,863,093 or 27.0% of the Fund's net assets.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


43      ROCHESTER FUND MUNICIPALS

FOOTNOTES TO STATEMENT OF INVESTMENTS  Unaudited / Continued

================================================================================
 PORTFOLIO ABBREVIATIONS  June 30, 2002
--------------------------------------------------------------------------------
TO SIMPLIFY THE LISTING OF SECURITIES IN THE STATEMENT OF INVESTMENTS, ABBREVIATIONS ARE USED PER THE TABLE BELOW:

ACDS     Association for Children with Down Syndrome
ACLD     Adults and Children with Learning and Developmental Disabilities
ADD      Aid to the Developmentally Disabled
AIC      Airports Improvement Corporation
ALIA     Alliance of Long Island Agencies
ARC      Association of Retarded Citizens
ASMF     Amsterdam Sludge Management Facility
BID      Business Improvement District
CAB      Capital Appreciation Bond
CARS     Complimentary Auction Rate Security
CCSSVD   Central Council of the Society of St. Vincent DePaul
CFGA     Child and Family Guidance Association
CNGCS    Central Nassau Guidance and Counseling Services
Con Ed   Consolidated Edison Company
COP      Certificates of Participation
CSD      Central School District
CSMR     Community Services for the Mentally Retarded
DA       Dormitory Authority
DDI      Developmental Disabilities Institute
DIAMONDS Direct Investment of Accrued Municipals
EDA      Economic Development Authority
EFC      Environmental Facilities Corporation
EHC      Elderly Housing Corporation
EHL      Engine Hook and Ladder
ERDA     Energy Research and Development Authority
FHA      Federal Housing Authority
FREE     Family Residences and Essential Enterprises
GJSR     Gurwin Jewish Senior Residences
GO       General Obligation
HBFA     Housing Bank and Finance Agency
HDA      Hospital Development Authority
HDC      Housing Development Corporation
HELP     Homeless Economic Loan Program
HFA      Housing Finance Agency
HFC      Housing Finance Corporation
HH       Harmony Heights, Inc.
HHS      Harmony Heights School
HJDOI    Hospital for Joint Diseases Orthopaedic Institute
HOC      Housing Opportunities Commission
IDA      Industrial Development Agency
IDB      Industrial Development Board
IFA      Interim Finance Authority
IGHL     Independent Group Home for Living
IMEPCF   Industrial, Medical and Environmental Pollution Control Facilities
INFLOS   Inverse Floating Rate Securities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
IVRC     Inverse Variable Rate Certificate JBFS Jewish Board of Family Services
JCC      Jewish Community Center L.I. Long Island
LEVRRS   Leveraged Reverse Rate Security
LGAC     Local Government Assistance Corporation
LGSC     Local Government Services Corporation
LILCO    Long Island Lighting Corporation
LRRHFC   Loretto Rest Residential Health Care Facility
LVH      Little Village House
MCH      Maryhaven Center of Hope
MSH      Mount Sinai Hospital
MTA      Metropolitan Transportation Authority
NH&HC    Nursing Home and Health Care
NIMO     Niagara Mohawk Power Corporation
NYC      New York City
NYS      New York State
NYSEG    New York State Electric and Gas
NYU      New York University
OBPWC    Ocean Bay Park Water Corporation
PRFF     Puerto Rican Family Foundation Res Rec Resource Recovery Facility
RIBS     Residual Interest Bonds
RIT      Rochester Institute of Technology
RITES    Residual Interest Tax Exempt Security
SCCC     Sullivan County Community College
SCHC     Senior Citizen Housing Corporation
SCSB     Schuyler Community Services Board
SLCD     School for Language and Communication Development
SMCFS    St. Mary's Children and Family Services
SONYMA   State of New York Mortgage Agency
SSMH     Soldiers and Sailors Memorial Hospital
SUNY     State University of New York
SWMA     Solid Waste Management Authority
TASC     Tobacco Settlement Asset-Backed Bonds
TFA      Transitional Finance Authority
TFABs    Tobacco Flexible Amortization Bonds
UCP/HCA  United Cerebral Palsy and Handicapped Children's Association
UCPAGS   United Cerebral Palsy Association of Greater Suffolk
UDC      Urban Development Corporation
V.I.     United States Virgin Islands
WORCA    Working Organization for Retarded Children and Adults
YMCA     Young Men's Christian Association

44      ROCHESTER FUND MUNICIPALS

================================================================================
 INDUSTRY CONCENTRATIONS  June 30, 2002
--------------------------------------------------------------------------------
 DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 INDUSTRY                                  MARKET VALUE          PERCENT
--------------------------------------------------------------------------------
 Hospital/Health Care                     $ 861,963,793             14.2%
 Special Assessment                         656,831,459             10.8
 Electric Utilities                         587,119,949              9.7
 Sales Tax Revenue                          331,147,605              5.5
 Water Utilities                            324,193,974              5.4
 Multifamily Housing                        323,518,803              5.3
 Highways/Railways                          308,037,997              5.1
 Adult Living Facilities                    288,574,253              4.8
 Airlines                                   278,829,376              4.6
 Higher Education                           265,420,812              4.4
 General Obligation                         263,072,995              4.3
 Not-for-Profit Organization                256,635,763              4.2
 Municipal Leases                           240,726,900              4.0
 Marine/Aviation Facilities                 188,042,406              3.1
 Single Family Housing                      168,917,647              2.8
 Resource Recovery                          147,774,914              2.4
 Manufacturing, Non-Durable Goods           127,569,018              2.1
 Manufacturing, Durable Goods               127,292,981              2.1
 Paper, Containers and Packaging            121,188,002              2.0
 Education                                  103,180,675              1.7
 Parking Fee Revenue                         29,958,115              0.5
 Hotels, Restaurants and Leisure             24,670,021              0.4
 Gas Utilities                               22,302,340              0.4
 Pollution Control                           14,763,526              0.2
 Sewer Utilities                                773,925               --
                                         --------------------------------
                                         $6,062,507,249            100.0%
                                         ================================

================================================================================
 SUMMARY OF RATINGS  June 30, 2002
--------------------------------------------------------------------------------
 DISTRIBUTION OF INVESTMENTS BY RATING CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 RATING                                                          PERCENT
--------------------------------------------------------------------------------
 AAA                                                                13.9%
 AA                                                                 17.9
 A                                                                  21.0
 BBB                                                                23.7
 BB                                                                  5.4
 B                                                                   1.8
 CCC                                                                 0.1
 CC                                                                  0.0
 C                                                                   0.0
 Not Rated                                                          16.2
                                                                   ------
                                                                   100.0%
                                                                   ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

45      ROCHESTER FUND MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 June 30, 2002

===================================================================================
 ASSETS
-----------------------------------------------------------------------------------
 Investments, at value (cost $6,066,307,668) --
 see accompanying statement                                         $6,062,507,249
-----------------------------------------------------------------------------------
 Cash                                                                    1,702,244
-----------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                              101,661,587
 Investments sold                                                       35,165,985
 Shares of beneficial interest sold                                     19,807,045
 Other                                                                      36,391
                                                                    ---------------
 Total assets                                                        6,220,880,501

===================================================================================
 LIABILITIES
-----------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased (including $55,321,941 purchased on
 a when-issued basis)                                                   85,736,226
 Notes payable to bank (interest rate 2.5265% at June 30, 2002)         53,800,000
 Shares of beneficial interest redeemed                                 12,595,851
 Dividends                                                               5,146,007
 Distribution and service plan fees                                      2,668,237
 Trustees' compensation                                                    861,970
 Transfer and shareholder servicing agent fees                             313,498
 Shareholder reports                                                       237,200
 Other                                                                     151,681
                                                                    ---------------
 Total liabilities                                                     161,510,670

===================================================================================
 NET ASSETS                                                         $6,059,369,831
                                                                    ===============

===================================================================================
 COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------
 Paid-in capital                                                    $6,206,539,559
-----------------------------------------------------------------------------------
 Undistributed net investment income                                     3,222,943
-----------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions             (146,592,252)
-----------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation
 of assets and liabilities denominated in foreign currencies            (3,800,419)
                                                                    ---------------
 NET ASSETS                                                         $6,059,369,831
                                                                    ===============


46      ROCHESTER FUND MUNICIPALS

=====================================================================================
 NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $4,309,582,988 and 245,230,623 shares of beneficial interest outstanding)     $17.57
 Maximum offering price per share (net asset value plus sales charge
 of 4.75% of offering price)                                                   $18.45
-------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $1,280,421,750 and 72,911,157 shares of beneficial interest outstanding)      $17.56
-------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $457,153,445
 and 26,041,345 shares of beneficial interest outstanding)                     $17.55
-------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net assets of $12,211,648 and 694,944 shares of beneficial interest
 outstanding)                                                                  $17.57

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


47      ROCHESTER FUND MUNICIPALS

STATEMENT OF OPERATIONS  Unaudited

For the Six Months Ended June 30, 2002

===================================================================================
 INVESTMENT INCOME
-----------------------------------------------------------------------------------
 Interest                                                             $201,618,387

===================================================================================
 EXPENSES
-----------------------------------------------------------------------------------
 Management fees                                                        13,556,518
-----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                 3,104,863
 Class B                                                                 6,056,588
 Class C                                                                 2,188,087
-----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                 1,096,770
 Class B                                                                   318,099
 Class C                                                                   114,753
 Class Y                                                                     2,725
-----------------------------------------------------------------------------------
 Accounting service fees                                                   877,303
-----------------------------------------------------------------------------------
 Shareholder reports                                                       236,869
-----------------------------------------------------------------------------------
 Custodian fees and expenses                                               207,517
-----------------------------------------------------------------------------------
 Trustees' compensation                                                    114,638
-----------------------------------------------------------------------------------
 Interest expense                                                           14,173
-----------------------------------------------------------------------------------
 Other                                                                     563,129
                                                                      -------------
 Total expenses                                                         28,452,032
 Less reduction to custodian expenses                                      (13,034)
                                                                      -------------
 Net expenses                                                           28,438,998

===================================================================================
 NET INVESTMENT INCOME                                                 173,179,389

===================================================================================
 REALIZED AND UNREALIZED GAIN
-----------------------------------------------------------------------------------
 Net realized gain on investments                                        7,690,701
-----------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                   13,483,499
                                                                      -------------
 Net realized and unrealized gain                                       21,174,200

===================================================================================
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $194,353,589
                                                                      =============

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


48      ROCHESTER FUND MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS

                                                         SIX MONTHS           YEAR
                                                              ENDED          ENDED
                                                      JUNE 30, 2002   DECEMBER 31,
                                                         (UNAUDITED)          2001
===================================================================================
 OPERATIONS
-----------------------------------------------------------------------------------
 Net investment income                               $  173,179,389 $  301,995,430
-----------------------------------------------------------------------------------
 Net realized gain                                        7,690,701      6,259,805
-----------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)    13,483,499    (72,326,254)
                                                     ------------------------------
 Net increase in net assets resulting from operations   194,353,589    235,928,981

===================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                               (131,718,454)  (227,307,655)
 Class B                                                (32,987,479)   (49,388,897)
 Class C                                                (11,946,438)   (17,568,908)
 Class Y                                                   (392,085)      (737,793)

===================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------
 Net increase in net assets resulting from beneficial interest transactions:
 Class A                                                224,227,017    577,995,182
 Class B                                                119,675,571    367,588,703
 Class C                                                 27,298,246    174,807,039
 Class Y                                                         --      1,572,367

===================================================================================
 NET ASSETS
-----------------------------------------------------------------------------------
 Total increase                                         388,509,967  1,062,889,019
-----------------------------------------------------------------------------------
 Beginning of period                                  5,670,859,864  4,607,970,845
                                                     ------------------------------
 End of period (including undistributed net
 investment income of $3,222,943 and $7,088,010,
 respectively)                                       $6,059,369,831 $5,670,859,864
                                                     ==============================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

49      ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS

                                            SIX MONTHS                                      YEAR
                                                 ENDED                                     ENDED
                                         JUNE 30, 2002                              DECEMBER 31,
 CLASS A                                   (UNAUDITED)     2001    2000    1999    1998     1997
==================================================================================================
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $17.52   $17.67  $16.78  $18.81  $18.67   $18.00
--------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                             .52     1.06    1.04    1.04    1.04     1.10(1)
 Net realized and unrealized gain (loss)           .07     (.17)    .89   (2.03)    .15      .67
                                                --------------------------------------------------
 Total from investment operations                  .59      .89    1.93    (.99)   1.19     1.77
--------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income             (.54)   (1.04)  (1.04)  (1.04)  (1.04)   (1.10)
 Undistributed net investment income--
 prior year                                         --       --      --      --    (.01)      --
                                                --------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                  (.54)   (1.04)  (1.04)  (1.04)  (1.05)   (1.10)
--------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $17.57   $17.52  $17.67  $16.78  $18.81   $18.67
                                                ==================================================

==================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)              3.47%    5.14%  11.93%  (5.51)%  6.52%   10.20%
--------------------------------------------------------------------------------------------------

==================================================================================================
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions)        $4,310   $4,073  $3,536  $3,288  $3,435   $2,848
--------------------------------------------------------------------------------------------------
 Average net assets (in millions)               $4,214   $3,893  $3,341  $3,559  $3,161   $2,539
--------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                            6.17%    5.97%   6.07%   5.78%   5.50%    5.96%
 Expenses                                         0.73%    0.72%   0.78%   0.77%   0.78%(4) 0.76%
 Expenses, net of interest expense and
 reduction to custodian expense(5)                 N/A     0.70%   0.74%   0.73%   0.75%    0.74%
--------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            15%      11%     26%     30%     25%       5%



 1. Based on average shares outstanding for the period.
 2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sale charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.
 3. Annualized for periods of less than one full year.
 4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
 5. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


50      ROCHESTER FUND MUNICIPALS

                                            SIX MONTHS                                        YEAR
                                                 ENDED                                        ENDED
                                         JUNE 30, 2002                                 DECEMBER 31,
 CLASS B                                   (UNAUDITED)     2001    2000    1999    1998     1997(1)
=====================================================================================================
 PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $17.51   $17.66  $16.77  $18.79  $18.65      $17.89
-----------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                             .45      .91     .89     .89     .89         .74(2)
 Net realized and unrealized gain (loss)           .06     (.17)    .90   (2.03)    .14         .76
                                                -----------------------------------------------------
 Total from investment operations                  .51      .74    1.79   (1.14)   1.03        1.50
-----------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income             (.46)    (.89)   (.90)   (.88)   (.89)       (.74)
 Undistributed net investment income--
 prior year                                         --       --      --      --      --          --
                                                -----------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                  (.46)    (.89)   (.90)   (.88)   (.89)       (.74)
-----------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $17.56   $17.51  $17.66  $16.77  $18.79      $18.65
                                                =====================================================

=====================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)              3.04%    4.25%  10.98%  (6.27)%  5.61%       8.74%
-----------------------------------------------------------------------------------------------------

=====================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions)        $1,280   $1,157    $803    $673    $494        $172
-----------------------------------------------------------------------------------------------------
 Average net assets (in millions)               $1,222   $  997    $711    $635    $329        $ 76
-----------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income                            5.31%    5.10%   5.19%   4.91%   4.57%       4.91%
 Expenses                                         1.58%    1.58%   1.65%   1.64%   1.64%(5)    1.59%
 Expenses, net of interest expense and
 reduction to custodian expense(6)                 N/A     1.56%   1.60%   1.59%   1.61%       1.58%
-----------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            15%      11%     26%     30%     25%          5%



 1. For the period from March 17, 1997 (inception of offering) to December 31, 1997.
 2. Based on average shares outstanding for the period.
 3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 4. Annualized for periods of less than one full year.
 5. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
 6. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


51      ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued

                                            SIX MONTHS                                         YEAR
                                                 ENDED                                        ENDED
                                         JUNE 30, 2002                                 DECEMBER 31,
 CLASS C                                   (UNAUDITED)     2001    2000     1999    1998    1997(1)
=====================================================================================================
 PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $17.50   $17.66  $16.76   $18.79  $18.66     $17.89
-----------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                             .45      .91     .89      .89     .89        .74(2)
 Net realized and unrealized gain (loss)           .06     (.18)    .91    (2.04)    .13        .77
                                                -----------------------------------------------------
 Total from investment operations                  .51      .73    1.80    (1.15)   1.02       1.51
-----------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income             (.46)    (.89)   (.90)    (.88)   (.89)      (.74)
 Undistributed net investment income--
 prior year                                         --       --      --       --      --         --
                                                -----------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                  (.46)    (.89)   (.90)    (.88)   (.89)      (.74)
-----------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $17.55   $17.50  $17.66   $16.76  $18.79     $18.66
                                                =====================================================

=====================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)              3.04%    4.19%  11.06%   (6.32)%  5.56%      8.80%
-----------------------------------------------------------------------------------------------------

=====================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions)          $457     $429    $259     $220    $174        $49
-----------------------------------------------------------------------------------------------------
 Average net assets (in millions)                 $441     $356    $225     $221    $111        $21
-----------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income                            5.32%    5.09%   5.20%    4.92%   4.57%      4.92%
 Expenses                                         1.58%    1.57%   1.63%    1.63%   1.63%(5)   1.58%
 Expenses, net of interest expense and
 reduction to custodian expense(6)                 N/A     1.55%   1.59%    1.58%   1.59%      1.56%
-----------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            15%      11%     26%      30%     25%         5%



 1. For the period from March 17, 1997 (inception of offering) to December 31, 1997.
 2. Based on average shares outstanding for the period.
 3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 4. Annualized for periods of less than one full year.
 5. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
 6. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


52      ROCHESTER FUND MUNICIPALS

                                                     SIX MONTHS                  YEAR
                                                          ENDED                 ENDED
                                                  JUNE 30, 2002          DECEMBER 31,
 CLASS Y                                            (UNAUDITED)      2001     2000(1)
=======================================================================================
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------
 Net asset value, beginning of period                    $17.52    $17.67      $16.88
---------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .54      1.08         .70
 Net realized and unrealized gain (loss)                    .06      (.17)        .78
                                                         ------------------------------
 Total from investment operations                           .60       .91        1.48
---------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.55)    (1.06)       (.69)
 Undistributed net investment income--prior year             --        --          --
                                                         ------------------------------
 Total dividends and/or distributions to shareholders      (.55)    (1.06)       (.69)
---------------------------------------------------------------------------------------
 Net asset value, end of period                          $17.57    $17.52      $17.67
                                                         ==============================

=======================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                       3.55%     5.25%       8.97%
---------------------------------------------------------------------------------------

=======================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
 Net assets, end of period (in millions)                    $12       $12         $11
---------------------------------------------------------------------------------------
 Average net assets (in millions)                           $12       $12         $10
---------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                     6.33%     6.08%       6.07%
 Expenses                                                  0.58%     0.62%       0.68%
 Expenses, net of interest expense and
 reduction to custodian expense(4)                          N/A      0.60%       0.64%
---------------------------------------------------------------------------------------
 Portfolio turnover rate                                     15%       11%         26%



 1. For the period from April 28, 2000 (inception of offering) to December 31, 2000.
 2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 3. Annualized for periods of less than one full year.
 4. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


53      ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES
 Rochester Fund Municipals (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management while seeking preservation of shareholders' capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


54      ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------
 SECURITIES PURCHASED ON A WHEN-ISSUED OR FORWARD COMMITMENT BASIS. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its commitments. These transactions of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. As of June 30, 2002, the Fund had entered into outstanding net when-issued (or forward commitments) transactions of $41,257,640.

--------------------------------------------------------------------------------
 INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund intends to invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $530,516,466 as of June 30, 2002. Including the effect of leverage, inverse floaters represent 16.62% of the Fund's total assets as of June 30, 2002.

--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2002, securities with an aggregate market value of $26,949,473, representing 0.44% of the Fund's net assets, were in default.
    There are certain risks arising from geographic concentration in any state. Certain revenue or tax-related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.


55      ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
    As of June 30, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $144,435,068. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

 As of December 31, 2001, the Fund had available for federal income tax purposes unused capital loss carryforward as follows:

                  EXPIRING
                  -------------------------------------------------
                      2002                             $ 37,696,399
                  -------------------------------------------------
                      2003                               10,726,285
                  -------------------------------------------------
                      2004                                3,560,645
                  -------------------------------------------------
                      2005                                5,760,047
                  -------------------------------------------------
                      2006                                4,332,921
                  -------------------------------------------------
                      2007                               41,458,446
                  -------------------------------------------------
                      2008                               48,591,026
                                                       ------------
                      TOTAL CAPITAL LOSS CARRYFORWARD  $152,125,769
                                                       ============

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. In June 1998, the Fund adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended June 30, 2002, the Fund's projected benefit obligations were increased by $65,070 resulting in an accumulated liability of $583,165 as of June 30, 2002.
    In January 1995, the then existing Board of Trustees of the Fund adopted an unfunded retirement plan for its independent trustees. The retirement plan, as amended and restated in October 1995, provides that no independent trustee of the Fund who is elected after September 1995 may be eligible to receive benefits thereunder. Upon retirement, eligible trustees receive annual payments based upon their years of service. In connection with the sale of certain assets of Rochester Capital Advisors, L.P. (the Fund's former investment advisor) to the Manager, all but one of the existing independent trustees retired effective January 4, 1996. During the six months ended June 30, 2002, payments of $67,500 were made to retired trustees. As of June 30, 2002, the Fund had recognized an accumulated liability of $246,375.


56      ROCHESTER FUND MUNICIPALS

    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



57      ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

================================================================================
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                      SIX MONTHS ENDED JUNE 30, 2002  YEAR ENDED DECEMBER 31, 2001
                                SHARES        AMOUNT         SHARES         AMOUNT
--------------------------------------------------------------------------------------
 CLASS A
 Sold                       25,008,242 $ 439,486,636     53,000,765  $ 943,692,565
 Dividends and/or
 distributions reinvested    3,783,676    66,422,898      6,676,206    118,599,440
 Redeemed                  (16,045,035) (281,682,517)   (27,245,218)  (484,296,823)
                           -----------------------------------------------------------
 Net increase               12,746,883 $ 224,227,017     32,431,753  $ 577,995,182
                           ===========================================================

--------------------------------------------------------------------------------------
 CLASS B
 Sold                        9,380,667 $ 164,700,461     23,916,274  $ 425,551,014
 Dividends and/or
 distributions reinvested    1,068,669    18,751,848      1,656,577     29,408,447
 Redeemed                   (3,635,508)  (63,776,738)    (4,914,828)   (87,370,758)
                           -----------------------------------------------------------
 Net increase                6,813,828 $ 119,675,571     20,658,023  $ 367,588,703
                           ===========================================================

--------------------------------------------------------------------------------------
 CLASS C
 Sold                        4,404,026 $  77,293,800     11,747,789  $ 209,106,320
 Dividends and/or
 distributions reinvested      424,655     7,448,478        649,451     11,524,802
 Redeemed                   (3,275,493)  (57,444,032)    (2,582,206)   (45,824,083)
                           -----------------------------------------------------------
 Net increase                1,553,188 $  27,298,246      9,815,034  $ 174,807,039
                           ===========================================================

--------------------------------------------------------------------------------------
 CLASS Y
 Sold                               -- $          --         88,634  $   1,572,367
 Dividends and/or
 distributions reinvested           --            --             --             --
 Redeemed                           --            --             --             --
                           -----------------------------------------------------------
 Net increase                       -- $          --         88,634  $   1,572,367
                           ===========================================================


================================================================================
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2002, were $1,144,822,662 and $866,545,390, respectively.

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.54% of the first $100 million of average daily net assets, 0.52% on the $150 million, 0.47% on the next $1.75 billion of average daily net assets, 0.46% on the next $3 billion, and 0.45% of average daily net assets next over $5 billion. The Fund's management fee for the six months ended June 30, 2002, was $13,556,518, or 0.46% of average annual net assets for each class of shares.


58      ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------
 ACCOUNTING FEES. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund, which provides for an annual fee of $12,000 for the first $30 million of net assets and $9,000 for each additional $30 million of net assets. During the six months ended June 30, 2002, the Fund paid $877,303 to the Manager for accounting and pricing services.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $22.50 per account fee. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.25% of average net assets of Class Y shares and for all other classes, up to an annual rate of 0.35% of average net assets of each class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                       AGGREGATE       CLASS A  ONCESSIONS    CONCESSIONS    CONCESSIONS
                       FRONT-END     FRONT-END  ON CLASS A     ON CLASS B     ON CLASS C
                   SALES CHARGES SALES CHARGES      SHARES         SHARES         SHARES
                      ON CLASS A   RETAINED BY ADVANCED BY    ADVANCED BY    ADVANCED BY
 SIX MONTHS ENDED         SHARES   DISTRIBUTOR DISTRIBUTOR(1) DISTRIBUTOR(1) DISTRIBUTOR(1)
-------------------------------------------------------------------------------------------
 June 30, 2002        $8,360,285    $1,133,243  $1,545,440     $6,352,034       $743,197

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                   CLASS A                  CLASS B                  CLASS C
                       CONTINGENT DEFERRED      CONTINGENT DEFERRED      CONTINGENT DEFERRED
                             SALES CHARGES            SALES CHARGES            SALES CHARGES
 SIX MONTHS ENDED  RETAINED BY DISTRIBUTOR  RETAINED BY DISTRIBUTOR  RETAINED BY DISTRIBUTOR
--------------------------------------------------------------------------------------------
 June 30, 2002                    $131,648               $1,322,055                  $63,304




59      ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended June 30, 2002, payments under the Class A Plan totaled $3,104,863, all of which were paid by the Distributor to recipients, and included $22,452 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the six months ended June 30, 2002, were as follows:
                                                                 DISTRIBUTOR'S
                                                   DISTRIBUTOR'S     AGGREGATE
                                                       AGGREGATE  UNREIMBURSED
                                                    UNREIMBURSED EXPENSES AS %
                    TOTAL PAYMENTS AMOUNT RETAINED      EXPENSES OF NET ASSETS
                        UNDER PLAN  BY DISTRIBUTOR    UNDER PLAN      OF CLASS
-------------------------------------------------------------------------------
 Class B Plan           $6,056,588      $4,980,826   $47,258,897          3.69%
 Class C Plan            2,188,087         927,869     7,941,935          1.74

================================================================================
 5. ILLIQUID SECURITIES
 As of June 30, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2002, was $619,068,352, which represents 10.22% of the Fund's net assets.


60      ROCHESTER FUND MUNICIPALS

================================================================================
 6. BANK BORROWINGS
 The Fund may borrow up to 5% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $250 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
    The Fund had borrowings outstanding of $53,800,000 as of June 30, 2002. For the six months ended June 30, 2002, the average monthly loan balance was $35,464,432 at an average interest rate of 2.42%. The maximum amount of borrowings outstanding at any month-end was $75,700,000.

61      ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS


================================================================================
 TRUSTEES AND OFFICERS     Thomas W. Courtney, Chairman of the Board of Trustees
                           John V. Murphy, President
                           John Cannon, Trustee
                           Paul Y. Clinton, Trustee
                           Robert G. Galli, Trustee
                           Lacy B. Herrmann, Trustee
                           Brian Wruble, Trustee
                           O. Leonard Darling, Vice President
                           Ronald H. Fielding, Vice President
                           Daniel Loughran, Vice President
                           Anthony Tanner, Vice President
                           Robert G. Zack, Secretary
                           Brian W. Wixted, Treasurer
                           Katherine P. Feld, Assistant Secretary
                           Kathleen T. Ives, Assistant Secretary
                           Denis R. Molleur, Assistant Secretary

================================================================================
 INVESTMENT ADVISOR        OppenheimerFunds, Inc.

================================================================================
 DISTRIBUTOR               OppenheimerFunds Distributor, Inc.

================================================================================
 TRANSFER AND SHAREHOLDER  OppenheimerFunds Services
 SERVICING AGENT

================================================================================
 INDEPENDENT AUDITORS      KPMG LLP

================================================================================
 LEGAL COUNSEL             Mayer, Brown, Rowe & Maw

                           The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                           OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., 498 SEVENTH AVENUE, NEW YORK, NY 10018.


                           [COPYRIGHT]Copyright 2002 OppenheimerFunds, Inc. All rights reserved.

62      ROCHESTER FUND MUNICIPALS

OPPENHEIMERFUNDS FAMILY

 GLOBAL EQUITY    Developing Markets Fund      Global Fund
                  International Small          Quest Global Value Fund
                   Company Fund                Global Growth & Income Fund
                  Europe Fund
                  International Growth Fund
--------------------------------------------------------------------------------
 EQUITY           STOCK                        STOCK & BOND
                  Emerging Technologies Fund   Quest Opportunity Value Fund
                  Emerging Growth Fund         Total Return Fund
                  Enterprise Fund              Quest Balanced Value Fund
                  Discovery Fund               Capital Income Fund
                  Main Street[REGISTRATION     Multiple Strategies Fund
                   MARK] Small Cap Fund        Disciplined Allocation Fund
                  Small Cap Value Fund         Convertible Securities Fund
                  MidCap Fund                  SPECIALTY
                  Main Street[REGISTRATION     Real Asset Fund[REGISTRATION
                   MARK]Opportunity Fund        MARK]
                  Growth Fund                  Gold & Special Minerals Fund
                  Capital Appreciation Fund    Tremont Market Neutral Fund,
                  Main Street[REGISTRATION      LLC(1)
                   MARK] Growth & Income Fund  Tremont Opportunity Fund, LLC(1)
                  Value Fund
                  Quest Capital Value Fund
                  Quest Value Fund
                  Trinity Large Cap Growth Fund
                  Trinity Core Fund
                  Trinity Value Fund
--------------------------------------------------------------------------------
 INCOME           TAXABLE                      ROCHESTER DIVISION
                  International Bond Fund      California Municipal Fund(3)
                  High Yield Fund              New Jersey Municipal Fund(3)
                  Champion Income Fund         New York Municipal Fund(3)
                  Strategic Income Fund        Municipal Bond Fund
                  Bond Fund                    Intermediate Municipal Fund
                  Senior Floating Rate Fund    Rochester National Municipals
                  U.S. Government Trust        Rochester Fund Municipals
                  Limited-Term Government Fund Limited Term New York Municipal
                  Capital Preservation Fund(2)  Fund
                                               Pennsylvania Municipal Fund(3)
--------------------------------------------------------------------------------
 SELECT MANAGERS  STOCK                        STOCK & BOND
                  Mercury Advisors Focus       QM Active Balanced Fund(2)
                   Growth Fund
                  Gartmore Millennium Growth
                   Fund II
                  Jennison Growth Fund
                  Salomon Brothers All Cap
                   Fund(4)
                  Mercury Advisors S&P 500
                   [REGISTRATION MARK] Index
                   Fund(2)
--------------------------------------------------------------------------------
 MONEY MARKET(5)  Money Market Fund            Cash Reserves


 1. Special investor qualification and minimum investment requirements apply. See the prospectus for details.
 2. Available only through qualified retirement plans.
 3. Available to investors only in certain states.
 4. The Fund's name was changed from "Oppenheimer Select Managers Salomon Brothers Capital Fund" on May 1, 2002.
 5. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

63      ROCHESTER FUND MUNICIPALS

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CUSTOM LIST                             Create, play or edit custom list of your
                                        accounts, funds or market indices


 1. You may speak to a Customer Service Representative during normal business hours.

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PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

INFORMATION SOURCES
We obtain nonpublic personal information about our shareholders from the following sources:
o Applications or other forms
o When you create a user ID and password for online account access
o When you enroll in eDocs Direct
o Your transactions with us, our affiliates or others
o A software program on our website, often referred to as a "cookie," which indicates which parts of our site you've visited
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you.
We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and to assist you in other ways.

PROTECTION OF INFORMATION
We do not disclose any nonpublic personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

DISCLOSURE OF INFORMATION
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you.

RIGHT OF REFUSAL
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or "opt out" of such disclosure.

SECURITY
In the coming months, an Internet browser that supports 128-bit encryption will be required to view the secure pages of www.oppenheimerfunds.com. These areas include:
o Account access
o Create a user ID and profile
o User profile
o eDocs Direct, our electronic document delivery service

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To find out if your Internet browser supports 128-bit encryption, or for instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com.

EMAILS AND ENCRYPTION
As a security measure, we do not include personal or account information in nonsecure emails, and we advise you not to send such information to us in nonsecure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use an Internet browser that supports 128-bit encryption. If you are not sure if your Internet browser supports 128-bit encryption, or need instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com for assistance.
o All transactions, including redemptions, exchanges and purchases are secured by Secure Socket Layers (SSL) and encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds' server. It transmits information in an encrypted and scrambled format.
o Encryption is achieved through an electronic scrambling technology that uses a "key" to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
o You can exit the secure area by either closing your browser, or for added security, you can use the LOG OUT OF ACCOUNT AREA button before you close your browser.

OTHER SECURITY MEASURES
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services to you, for example, when responding to your account questions.

HOW YOU CAN HELP
You can also do your part to keep your account information private, and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.


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This joint notice describes the privacy policies of Oppenheimer funds,
OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 402(b)(7) tax-sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number--whether or not you remain a shareholder of our funds. If you have any questions about these privacy policies, write to us at P.O. Box 5270, CO 80217-5270, email us by clicking on the CONTACT US section of our website at WWW.OPPENHEIMERFUNDS.COM or call us at 1.800.525.7048.


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INFORMATION AND SERVICES

GET THIS REPORT ONLINE!
With OppenheimerFunds EDOCS DIRECT, you'll receive email notification when shareholder reports, prospectuses or pros-pectus supplements for your fund(s) become available online, instead of receiving them through the mail. You'll be able to quickly view, download and print them at your convenience.
Sign up today at WWW.OPPENHEIMERFUNDS.COM.

--------------------------------------------------------------------------------
INTERNET
24-hr access to account information and transactions(1)
WWW.OPPENHEIMERFUNDS.COM

--------------------------------------------------------------------------------
GENERAL INFORMATION
Mon-Fri 8am-9pm ET, Sat (January-April) 10am-4pm ET
1.800.525.7048

--------------------------------------------------------------------------------
PHONELINK(1)
24-hr automated information and automated transactions
1.800.CALL OPP (1.800.225.5677)

--------------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270

--------------------------------------------------------------------------------
TICKER SYMBOLS  Class A: RMUNX  Class B: RMUBX  Class C: RMUCX
                Class Y: RMUYX




1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.

This material must be preceded or accompanied by the Fund's prospectus.


                                                                  [LOGO OMITTED]
                                             OPPENHEIMERFUNDS[REGISTRATION MARK]
                                                               Distributor, Inc.


RS0365.001.0602 August 29, 2002